As filed with the Securities and Exchange Commission on June 25, 2018
File No. 333-225156
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	1	[X]
Post-Effective Amendment No.		[ ]

(Check appropriate box or boxes)

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant's Area Code and Telephone Number

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C, Class R, and Institutional Class Shares of beneficial interest, no par value, of Delaware Moderate Allocation Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or on such earlier date as the Commission acting pursuant to said Section 8(a), may determine.

--- C O N T E N T S ---

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

DELAWARE FUNDSSM by Macquarie
2005 Market Street
Philadelphia, Pennsylvania 19103
(800) 523-1918

DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that on or about July 27, 2018, the Delaware Foundation Conservative Allocation Fund (the "Acquired Fund"), a series of Delaware Group® Foundation Funds (the "Trust"), will be reorganized with and into Delaware Foundation® Moderate Allocation Fund (the "Acquiring Fund"), also a series of the Trust (the "Reorganization").  The Prospectus/Information Statement discusses this Reorganization and provides you with information that you should consider.  The Board of Trustees of the Trust approved the Reorganization and concluded that the Reorganization is in the best interests of the Acquired Fund and its shareholders.

Please review the information in this Prospectus/Information Statement.  You do not need to take any action regarding your account because no shareholder vote is required.  On or about July 27, 2018, your shares of the Acquired Fund will be converted automatically at net asset value into shares of the corresponding class of the Acquiring Fund.

The investment policies of the Acquiring Fund differ in certain respects from those of the Acquired Fund.  The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders of the Acquired Fund should consider in determining whether an investment in the Acquiring Fund is appropriate for them.  Shareholders may redeem their shares in the Acquired Fund at any time prior to the closing of the Reorganization (or shares of the Acquiring Fund received as part of the Reorganization).  No contingent deferred sales charge will be assessed in connection with any redemption of your shares of the Acquired Fund prior to the Reorganization.  Subsequent redemptions of the Acquiring Fund shares after the close of the Reorganization will be subject to any applicable contingent deferred sales charges.  The Reorganization is expected to result in lower total annual fund operating expenses for both Funds' shareholders.

If you have any questions, please call 800 523-1918.

PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATION	3
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, INVESTMENT RESTRICTIONS, AND RISKS	3
How do the investment objectives and principal strategies of the Acquired Fund compare against those of the Acquiring Fund?	3
What is the historical turnover of each of the Funds?	11
How do the fundamental investment restrictions of the Acquired Fund and the Acquiring Fund differ?	11
What are the principal risks associated with investments in the Acquired Fund versus the Acquiring Fund?	12
INFORMATION ABOUT THE FUNDS	15
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	18
What are the general tax consequences of the Reorganization?	18
Who manages the Funds?	18
What is the portfolio turnover of each of the Funds?	21
How do the performance records of the Funds compare?	21
Where can I find more financial information about the Funds?	23
What are other key features of the Funds?	23
REASONS FOR THE REORGANIZATION	41
INFORMATION ABOUT THE REORGANIZATION AND THE PLAN	44
How will the Reorganization be carried out?	44
Who will pay the expenses of the Reorganization?	44
What are the federal income tax consequences of the Reorganization?	44
What should I know about shares of the Acquired Fund and Acquiring Fund?	46
What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?	47
Do the Trustees and Officers own shares of the Acquired Fund or the Acquiring Fund?	48
Who are the control persons and owners of record or beneficially 5% or more of any class of the Acquired Fund's or Acquiring Fund's outstanding equity securities?	48
MORE INFORMATION ABOUT THE FUNDS	52
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	54

DELAWARE FUNDSSM by Macquarie
2005 Market Street
Philadelphia, Pennsylvania 19103
(800) 523-1918

PROSPECTUS/INFORMATION STATEMENT

Dated June [__], 2018

Acquisition of the Assets of:
DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND (a series of Delaware Group® Foundation Funds)
By and in exchange for shares of:
DELAWARE FOUNDATION® MODERATE ALLOCATION FUND (a series of Delaware Group Foundation Funds)

This Prospectus/Information Statement is being furnished to shareholders of Delaware Foundation Conservative Allocation Fund (the "Acquired Fund"), a series of Delaware Group Foundation Funds (the "Trust"), pursuant to a Plan of Reorganization (the "Plan") whereby: (i) all of the property, assets, and goodwill ("Assets") of the Acquired Fund will be acquired by Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund," and collectively with the Acquired Fund, the "Funds"), also a series of the Trust, and (ii) the Trust, on behalf of the Acquiring Fund, will assume all of the liabilities and obligations not discharged by the Acquired Fund after using its best efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the closing of the Reorganization, in exchange for shares of the Acquiring Fund, which will be the accounting survivor.  According to the Plan, the Acquired Fund will be liquidated and dissolved following the Reorganization.  The Board of Trustees of the Trust (the "Board") has approved the Plan and the Reorganization on behalf of both Funds.  In determining that the Reorganization was in the best interests of the Funds' shareholders, the Board considered the following factors, which were discussed with the Funds' Manager (as defined below): lw prospects for future growth with the smaller Acquired Fund, elimination of a small fund that is not growing, the Acquiring Fund employs a similar, well diversified, investment approach that has greater scale and a better potential for asset retention and growth, opportunity to spread costs over a larger asset base and be in a better position to reach breakpoints, and elimination of potential portfolio management challenges associated with managing smaller sleeves.

Shareholders of the Acquired Fund are not required to and are not being asked to approve the Plan or the Reorganization.

Pursuant to the Plan, holders of Class A, Class C, Class R, and Institutional Class shares of the Acquired Fund will receive the equivalent aggregate net asset value of Class A, Class C, Class R, and Institutional Class shares, respectively, of the Acquiring Fund.

Both Funds are diversified series of the Trust and were established in 1997.  As of April 30, 2018, the assets under management for the Acquired Fund and the Acquiring Fund were $73,940,200 and $258,537,846, respectively. Delaware Management Company ("DMC" or the "Manager"), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the primary investment advisor for both Funds.  Both Funds utilize Jackson Square Partners, LLC as the sub-advisor for their large-cap growth investment sleeve.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganization.  You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated June [__ ], 2018  (the "Statement of Additional Information"), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Fund and the Reorganization, and has been filed with the US Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

The statutory prospectus of the Funds dated July 28, 2017 (1933 Act File No. 333-38801) (the "Prospectus") provides additional information about the Funds and is incorporated herein by reference, on behalf of the Acquired Fund.

You can request a free copy of the Funds' Prospectus, Statement of Additional Information, Annual Report, or Semiannual Report by calling 800 523-1918 or by writing to the Funds at: P.O. Box 9876, Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service).

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC's internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Fund and Acquired Fund by visiting the Public Reference Room, US Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1520.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling 202 551-8090.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

THE REORGANIZATION
At a meeting held on Feb. 28, 2018, the Board, including a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Trustees"), on behalf of each of the Funds, considered the proposal to reorganize the Acquired Fund with and into the Acquiring Fund, and approved the Plan.

The Reorganization will result in your shares of the Acquired Fund being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund.  In particular, shareholders of Class A, Class C, Class R, and Institutional Class shares of the Acquired Fund will receive the same class of shares of the Acquiring Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the "Closing Date"), which is currently anticipated to occur on or around July 27, 2018 .  Class A and Class C shareholders of the Acquired Fund will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A and Class C shares, respectively, of the Acquiring Fund.  Subsequent purchases of Class A and Class C shares of the Acquiring Fund will, however, be subject to applicable sales charges.

For the reasons set forth below under "Reasons for the Reorganization," the Board determined that the Reorganization is in the best interests of the shareholders of the Acquired Fund and the Acquiring Fund.  The Board also concluded that the interests of the existing shares of the Acquired Fund and the existing shares of the Acquiring Fund will not be diluted as a result of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, INVESTMENT RESTRICTIONS AND RISKS
How do the investment objectives and principal strategies of the Acquired Fund compare against those of the Acquiring Fund?
This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund.  More complete information may be found in the Funds' Prospectus and Statement of Additional Information.  For a complete description of the Acquiring Fund's investment strategies and risks, you should read the Prospectus.  Generally, the principal difference between the Funds are their allocations to various asset classes.  For example, the Acquired Fund will generally have more money allocated to more conservative investments such fixed income securities than the Acquiring Fund.  As a result, this means that Acquired Fund is likely to have less risk but also less likely, in rising markets, to experience capital appreciation to the same extent as the Acquiring Fund.

Investment Objectives.  The Acquired Fund seeks a combination of current income and preservation of capital with capital appreciation, whereas the Acquiring Fund seeks capital appreciation with current income as a secondary objective.  The Funds' investment objectives are nonfundamental.   This means that a Fund's Board may change the objectives without obtaining shareholder approval.  If the objectives were changed, the Funds would notify shareholders at least 60 days before the change became effective.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar principal investment strategies, as described in each of their Prospectuses, and included below.

Delaware Foundation Conservative Allocation Fund (Acquired Fund)	Delaware Foundation Moderate Allocation Fund (Acquiring Fund)
What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 40% policy weight (20-50% range)
• US equity asset class: 20% policy weight (5-30% range)
 ○ US large-cap core
 ○ US large-cap growth
 ○ US large-cap value
 ○ US small-cap core
 ○ US small-cap growth
 ○ US small-cap value

• International equity asset class: 15% weight (5-30% range)
○ International value
○ International growth
○ International small-cap growth

• Global real estate equity asset class: 0% policy weight (0-15% range)
○ US real estate
○ Global ex- US real estate

• Emerging markets asset class: 5% policy weight (0-10% range)
 ○ Emerging markets
 ○ Emerging markets small-cap
 ○ Emerging markets opportunities

Fixed income asset class: 60% policy weight (50-80% range)

• Diversified fixed income asset class: 60% policy weight (50-80% range)
○ Diversified fixed income: 58% policy weight (30-70% range)
 ○ Money market/cash equivalents: 2% policy weight (0-20% range)

selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)
• US equity asset class: 30% policy weight (10-40% range)
 ○ US large-cap core
 ○ US large-cap growth
 ○ US large-cap value
 ○ US small-cap core
 ○ US small-cap growth
 ○ US small-cap value

• International equity asset class: 22.5% policy weight (10-40% range)
 ○ International value
 ○ International growth
 ○ International small-cap growth

• Global real estate equity asset class: 0% policy weight (0-15% range)
 ○ US real estate
 ○ Global ex- US real estate

• Emerging markets asset class: 7.5% policy weight (0-15% range)
 ○ Emerging markets
 ○ Emerging markets small-cap
 ○ Emerging markets opportunities

Fixed income asset class: 40% policy weight (30-60% range)

• Diversified fixed income asset class: 40% policy weight (30-60% range)
 ○ Diversified fixed income: 38% policy weight (20-50% range)
 ○ Money market/cash equivalents: 2% policy weight (0-15% range)

Each Fund is classified as "diversified" under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar, with each Fund investing in the same categories and types of securities to differing degrees, as shown in the table above. Both Funds are structured as asset allocation funds with varying levels of income and growth potential and corresponding variations in risk. The Acquired Fund is structured as a more conservative series, and the Acquiring Fund is structured as a moderate investment option. An additional series, Delaware Foundation Growth Allocation Fund, the "aggressive" choice for investors, was reorganized into another fund and liquidated in late 2017.

Essentially, the Funds invest in the exact same categories of investments and in the same universe of securities. They only differ in the extent to which they may invest in particular categories or securities. Because the Acquiring Fund is intended to be a "moderate" allocation fund, it aims to invest 60% in equity securities and 40% in fixed income securities, whereas the Acquired Fund, as a "conservative" allocation fund, aims to invest 40% in equity securities and 60% in fixed income securities. Please see the table above to see the precise percentage differences in each Fund's ranges of investment in each investment class.

The Funds' Prospectus includes an identical description of investment strategies and investment process for the Funds, which is included below in its entirety:
By allocating their investments across several different asset classes and styles, the Funds offer broad diversification while seeking to produce the desired risk-return profile. The potential benefits of such a strategy are threefold:
1. Offering two types of diversification: first, by using multiple investment styles to identify investment opportunities; and, second, by investing in a broadly diversified number of individual securities;
2. Access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles; and
3. A professional portfolio manager who makes asset allocation decisions.
The Manager believes that the Funds are an efficient way to provide active asset allocation services to meet the needs of investors through different stages of their life and their accumulation of wealth. Our active asset allocation strategy begins with an evaluation of three key factors:
• the returns and risks associated with different asset classes;

• the correlation between different asset classes, in other words, their tendency to move up or down together; and

• the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of each Fund will be allocated to each asset class. The Manager then selects the appropriate investment styles for investment. The Manager has identified a select group of investment styles that are appropriate for the allocation strategies of the Funds. Each style is listed below along with its investment strategies:
US large-cap core
In managing the large-cap core investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Funds. The large-cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, the Manager consider factors such as business conditions in the company's industry and its competitive position in that industry. The Manager conducts fundamental research on all investments, which often includes reviewing US Securities and Exchange Commission ("SEC") filings, examining financial statements, and meeting with top-level company executives. When constructing the large-cap core investment sleeve (style), the Manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the large-cap core investment sleeve (style) does not have any unintended risk exposure. The Manager strives to identify stocks of large companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The large-cap core investment sleeve (style) will generally invest primarily in the common stock of companies with market capitalizations of at least $2 billion at the time of purchase.
US mid- and large-cap growth
In managing the mid- and large-cap growth investment sleeve (style) for the Funds, the Manager researches individual companies that it believes have long-term capital appreciation potential and are expected to grow faster than the US economy. The Funds invest primarily in common stocks and, though they have the flexibility to invest in companies of all sizes, the Funds generally focus on medium- and large-size companies. Using a bottom-up approach, the Manager looks for companies that it believes: (1) have large end-market potential, dominant business models, and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital allocation; and (4) have governance policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a company's potential for free cash flow growth. The Manager's disciplined, research-intensive selection process is designed to identify catalysts such as: (1) management changes; (2) new products; (3) structural changes in the economy; or (4) corporate restructurings and turnaround situations. Each Fund maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.
US large-cap value
In managing the large-cap value investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Funds. The large-cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that it believes have long-term capital appreciation potential. The Manager follows a value-oriented investment philosophy in selecting stocks for the Funds using a research-intensive approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (2) favorable earnings prospects and dividend yield potential; (3) the financial condition of the issuer; and (4) various qualitative factors. The Manager may sell a security if it no longer believes the security will contribute to meeting a Fund's investment objective. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the US economy, the condition of non-US economies, and changes in the condition and outlook in the issuer's industry sector.
US small-cap core
In managing the small-cap core investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Funds. The Manager strives to identify stocks of small companies that it believes offers above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The small-cap core investment sleeve (style) employs a bottom-up security selection process utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company's industry and its competitive position in that industry. The Manager conducts fundamental research on all investments, which often includes reviewing SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the sleeve (style), the Manager applies controls to ensure the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the sleeve (style) does not have any unintended risk exposure. From time to time, this sleeve may also invest in convertible securities, futures contracts, options on futures contracts, and warrants.
US small-cap growth

In managing the small-cap growth investment sleeve (style) for the Funds, the Manager seeks to invest primarily in common stocks and generally focuses on small-sized companies that address large market opportunities. The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager believes, over the long run, earnings growth determines stock price movements and companies with the strongest gains in profitability should enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. To locate these high growth investment opportunities, the Manager utilizes a top-down thematic overlay combined with bottom-up, fundamental research. From a top-down perspective, the Manager seeks to identify, at an early stage, major demand trends that are believed to be creating powerful investment opportunities. Once the trends have been identified, the Manager creates investment themes as a means for organizing research efforts. The Manager studies the industries that fit within its themes to assess the competitive landscape and begins to analyze specific companies. From a bottom-up perspective, the Manager conducts extensive fundamental analysis of the businesses that appear to have a competitively advantaged position within these fast growing industries. At this stage, it is critical for the Manager to understand the nature of competition and develop a model for the type of company that will succeed in the given industry. The Manager seeks companies that have current earnings growth rates that are significantly higher than the overall market.
US small-cap value
In managing the small-cap value investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager strives to identify small companies that it believes offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies' underlying value or future earnings potential. The Manager's focus will be on value stocks, defined as stocks whose prices are historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth. The Manager will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, the Manager's goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future. Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, the portfolio managers maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.
International value
In managing the international value investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Funds. The Manager uses a value strategy, investing primarily in equity securities which provide the potential for capital appreciation. In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry-specific research. The team's philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team's investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities. The international value investment sleeve (style) may purchase securities in any foreign country, developed or emerging. A representative list of the countries where the sleeve may invest includes: Australia, Brazil, Canada, China, Finland, France, Germany, Hong Kong, Italy, Japan, Luxembourg, the Netherlands, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the sleeve may also invest in countries not listed here. The Manager maintains a long-term focus, seeking companies that it believes will perform well over the next three to five years.
International growth

In managing the international growth investment sleeve (style) for the Funds, the Manager seeks to invest primarily in equity securities that provide the potential for capital appreciation. Such an investment approach would commonly be described as a growth strategy. The Manager may purchase securities in any foreign, developed, or emerging country, relying on a combination of top-down and bottom-up analysis of individual companies. Its analysis will generally focus on valuation, growth prospects, capital structure, and industry position, together with economic, political, and regulatory conditions. Alternatively, the Funds may invest in exchange traded instruments which provide exposure to equities fitting the international growth investment style.
International small-cap growth
In managing the international small-cap growth investment sleeve (style) for the Funds, the Manager invests in small capitalization non-US companies with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time.  The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.
The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance.  Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change.  The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis.  The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.
The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning.  The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks.  The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure. The sleeve invests in non-US companies across the small-cap universe including emerging markets.
Emerging markets
In managing the emerging markets investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Funds. The Manager invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
Although the Manager invests primarily in companies from countries considered to be emerging, it will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the sleeve. The team believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Manager seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Manager invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager's intrinsic value estimate for that security. The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy. Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Emerging markets small-cap
In managing the emerging markets small-cap investment sleeve (style) for the Funds, the Manager invests in small capitalization companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time.  The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.
The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance.  Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change.  The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis.  The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.
The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning.  The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks.  The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure.
Emerging markets opportunities
In managing the emerging markets opportunities sleeve (style) for the Funds, the Manager invests in companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time.  The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.
The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance.  Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change.  The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis.  The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.
The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning.  The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks.  The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure.
Global real estate securities
In managing the global real estate securities investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Funds. The Manager invests in securities issued by US and non-US companies in the real estate and real estate-related sectors. A company in the real estate sector (such as a real estate operating or service company) generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. The Manager will allocate the assets among companies in various regions and countries throughout the world, including the US and developed, developing, and emerging market non-US countries. Therefore, a Fund may at times have a significant investment in real estate companies organized or located outside the US Conversely, under certain market conditions, the Manager may shift more of the investments to US companies. The Funds may invest in securities issued in any currency and may hold foreign currency.

The Manager's investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, the Manager considers each region's economy, including current economic conditions, interest rates, job growth, and capital flows. The Manager's bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates, and management strategy. In addition, the Manager considers selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how it views a security's fundamentals.
Diversified fixed income
In selecting fixed income securities for each Fund, the Manager takes a disciplined approach to investing, combining investment strategies and risk management techniques that it believes can help shareholders meet their goals. The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Funds. The fixed income investment sleeve (style) allocates its investments principally among the US investment grade, US high yield, international developed markets, and emerging markets sectors.
In managing the assets allocated to the investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Funds may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Manager may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities which have been established or sponsored by the US government. The investment grade sector of the assets may also be invested in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations.
Other mortgage-backed securities in which the Funds may invest are issued by certain private, nongovernment entities. The Funds may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.
In managing the assets allocated to the US high yield sector, a Fund will invest the assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Manager may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities. The Funds will invest in both rated and unrated bonds. The rated bonds that a Fund may purchase in this sector will generally be rated lower than BBB- by Standard & Poor's (S&P) and Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.
In managing the assets allocated to the international developed markets sector, the Manager invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The international developed markets sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

In managing the assets allocated to emerging markets sector, the Manager may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.
Once the Manager selects appropriate investments for each Fund, it continually monitors the market and economic environments and the risk-reward profiles of each asset class. The Manager actively adjust each Fund, striving to meet its investment objective(s).
The Funds' investment objectives are nonfundamental. This means that the Funds' Board of Trustees (Board) may change an objective without obtaining shareholder approval. If an objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

A more complete discussion of the investment strategies and how the Acquiring Fund uses them is included in the Prospectus under the section "How we manage the Funds."

What is the historical turnover of each of the Funds?

The following table shows each Fund's portfolio turnover rates for the past three fiscal years:

	Fiscal Year Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Acquired Fund	119%	161%	168%
Acquiring Fund	93%	133%	131%

The alignment of portfolio securities in the Acquiring Fund following the Reorganization may increase portfolio turnover for the Acquiring Fund, which may generate additional costs associated with portfolio turnover.  While the Reorganization will be structured as a tax-free reorganization, the repositioning of the combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with the Acquiring Fund's investment strategy and policies.

How do the fundamental investment restrictions of the Acquired Fund and the Acquiring Fund differ?
The Trust has identical fundamental investment restrictions in place for the Funds.  The Trust has adopted the following restrictions that cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

What are the principal risks associated with investments in the Acquired Fund versus the Acquiring Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.  Each Fund's principal risks, as listed in their Prospectus, are included below.

The Acquired Fund and Acquiring Fund share identical principal risks, however, the degree of such risks may vary.  Each Fund's  relative risk/return profile cannot be determined by the following risk chart alone.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Company size risk	Company size risk
Foreign risk	Foreign risk
Fixed income risk	Fixed income risk
Forward foreign currency risk	Forward foreign currency risk
Real estate industry risk	Real estate industry risk
Derivatives risk	Derivatives risk
Liquidity risk	Liquidity risk
Government and regulatory risk	Government and regulatory risk

Market risk
Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

The value of each Fund's holdings, whether equity or fixed income in orientation, fluctuates in response to events affecting markets. In a declining market environment, the value of the Funds' securities will generally decline as well. The Funds maintain a long-term approach and focus on securities that the Manager believes can continue to provide returns over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements or trade for short-term purposes.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
The Funds maintain well-diversified portfolios, in which the Manager selects stocks carefully and monitors them continually. In determining the asset allocation for the Funds, the Manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.
The Acquiring Fund will have moderate exposure to this risk. The Acquired Fund generally has less exposure to this risk due to its reduced emphasis on equity securities.

Foreign risk
Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
Holding both international and domestic securities in a well-allocated fund may actually help to reduce overall fund risk since these types of securities may experience different performance cycles.
The Manager attempts to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, the Manager may hedge exposure to those currencies for defensive purposes.
The Acquiring Fund will generally have significant exposure to this risk, since international holdings may range from 10% to 60% of net assets. The Acquired Fund also generally has exposure to this risk because international holdings may range from 5% to 50% of net assets.

Fixed income risk
The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Forward foreign currency risk
The use of forward foreign currency contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk
Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

Derivatives risk
Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a "reference instrument") and that reference instrument moves in the opposite direction from what the portfolio manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a fund may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a fund's taxable income or gains. A fund's use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.
Investing in derivatives may subject a fund to counterparty risk. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a fund may not realize the intended benefits. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged.
The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.
There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.
Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.
The Funds may invest up to 15% of their respective net assets in illiquid securities.

Government and regulatory risks
Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

The Manager monitors the status of regulatory and legislative proposals to evaluate any possible effects they might have on each Fund.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds, depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Fund shares after the Reorganization.  The operating expenses shown for the Funds are based on expenses incurred during the Funds' fiscal year ended March 31, 2018.  The tables below also include the pro forma expenses after the Reorganization for the Acquiring Fund based on expenses incurred during the Acquiring Fund's twelve month period ended March 31, 2018.

Class A Shares	Actual		Pro forma
	Acquired Fund – Class A	Acquiring Fund – Class A	Acquiring Fund – Class A After Reorganization
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price ........	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower……….	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees………………………………	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees………….	0.25%	0.24%	0.24%
Other expenses…………………………............	0.57%	0.28%	0.27%[1]
Total annual fund operating expenses………….	1.47%	1.17%	1.16%
Fee waivers and expense reimbursements……..	(0.32%)[2]	(0.03%) [2]	(0.02%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements……….	1.15%	1.14%	1.14%

Class C Shares	Actual		Pro forma
	Acquired Fund – Class C	Acquiring Fund – Class C	Acquiring Fund – Class C After Reorganization
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price ........	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower……….	1.00%[3]	1.00%[3]	1.00%[3]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees………………………………	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees…………..	1.00%	1.00%	1.00%
Other expenses…………………………............	0.57%	0.28%	0.27%[1]
Total annual fund operating expenses………….	2.22%	1.93%	1.92%
Fee waivers and expense reimbursements……..	(0.32%)[2]	(0.03%)[2]	(0.02%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements……….	1.90%	1.90%	1.90%

Class R Shares	Actual		Pro forma
	Acquired Fund – Class R	Acquiring Fund – Class R	Acquiring Fund – Class R After Reorganization
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price ........	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower……….	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees………………………………	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees…………..	0.50%	0.50%	0.50%
Other expenses…………………………............	0.57%	0.28%	0.27% [1]
Total annual fund operating expenses………….	1.72%	1.43%	1.42%
Fee waivers and expense reimbursements……..	(0.32%)[2]	(0.03%) [2]	(0.02%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements……….	1.40%	1.40%	1.40%

Institutional Class Shares	Actual		Pro forma
	Acquired Fund – Inst. Class	Acquiring Fund – Inst.Class	Acquiring Fund – Inst. Class After Reorganization
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price ........	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower……….	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees………………………………	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees…………..	0.00%	0.00%	0.00%
Other expenses…………………………............	0.57%	0.28%	0.27%[1]
Total annual fund operating expenses………….	1.22%	0.93%	0.92%
Fee waivers and expense reimbursements……..	(0.32%)[2]	(0.03%) [2]	(0.02%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements……….	0.90%	0.90%	0.90%

1 "Other expenses" does not include one-time costs associated with the Reorganization.

2 The Manager has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of each Fund's average daily net assets from June [__], 2018 through July 30, 2019 . These waivers and reimbursements may only be terminated by agreement of the Manager and the related Fund. The Manager will retain the waiver for the Acquiring Fund for at least one year after the Reorganization. Additionally, the Acquiring Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.  No contingent deferred sales charge will be assessed in connection with any redemption of shares in the Acquired Fund prior to the Reorganization.

Both Funds currently have the same 0.90% fee waiver, which DMC will keep in place for the Acquiring Fund for at least one year following the Reorganization. The 0.90% fee waiver is reflected in the Fund's pro forma expense tables above.  The Reorganization is expected to have the effect of reducing the gross expense ratio for the Acquired Fund.

The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples show expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The examples also assume that your investment has a 5% return each year and reflect the Manager's applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  The investment advisory fee waiver for the Acquiring Fund after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$685	$983	$1,303	$2,206
Acquiring Fund	$685	$922	$1,179	$1,911
Pro forma Acquiring Fund (after the Reorganization)	$685	$920	$1,175	$1,901

Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$193	$664	$1,161	$2,529
Acquiring Fund	$193	$603	$1,039	$2,251
Pro forma Acquiring Fund (after the Reorganization)	$193	$601	$1,035	$2,242

Class C (if redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$293	$664	$1,161	$2,529
Acquiring Fund	$293	$603	$1,039	$2,251
Pro forma Acquiring Fund (after the Reorganization)	$293	$601	$1,035	$2,242

Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$143	$511	$903	$2,004
Acquiring Fund	$143	$449	$779	$1,710
Pro forma Acquiring Fund (after the	$143	$447	$774	$1,700

Reorganization)
Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$92	$356	$640	$1,449
Acquiring Fund	$92	$293	$512	$1,140
Pro forma Acquiring Fund (after the Reorganization)	$92	$291	$507	$1,129

What are the general tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position). This means that, subject to the limited exceptions described below under the heading "What are the federal income tax consequences of the Reorganization,"  the shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their shares in the Acquired Fund for Acquiring Fund Shares pursuant to the Reorganization.  Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.   For more information, please see the section "What are the federal income tax consequences of the Reorganization" below.

Who manages the Funds?
The Acquired Fund's and Acquiring Fund's investment manager is DMC, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of Dec. 31, 2017, $170.2 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services.
For its services to the Acquired Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.33% of the average daily net assets during the last fiscal year ended March 31, 2018.  For its services to the Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of            0.62% of average daily net assets during the last fiscal year ended March 31, 2018.
The Acquired Fund and Acquiring Fund share the exact same team of portfolio managers.

Jackson Square Partners, LLC ("JSP"), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as sub-advisor to each Fund's large-cap growth investment sleeve.  JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LP, a Delaware limited partnership owned by certain JSP personnel.  As of Dec. 31, 2017, JSP manages approximately $21.8 billion in assets, including mutual funds, separate accounts, and other investment vehicles, of which approximately $1.6 billion is non-discretionary.  As sub-advisor, JSP is responsible for day-to-day management of a portion of each Fund's assets.  Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services.  The Manager has entered into a separate sub-advisory agreement with JSP and compensates JSP out of the investment advisory fees it receives from the Funds. JSP will continue to serve as a sub-advisor for the Acquiring Fund after the Reorganization.

A discussion of the basis for the Board's approval of the investment advisory and sub-advisory contracts on behalf of the Funds is available in the Funds' semiannual report to shareholders for the period ended Sept. 30, 2017.

Portfolio Managers of the Funds

Paul Grillo, Sharon Hill, Francis X. Morris, and Babak "Bob" Zenouzi have primary responsibility for making day-to-day investment decisions for the Funds. When making investment decisions for the Funds, Dr. Hill and Messrs. Grillo, Morris, and Zenouzi regularly consult with the Manager's Core, Growth, Value, Small-Mid Cap Value Equity, Small-Mid Cap Growth Equity, International, Global Ex-US Equity (Emerging Markets Opportunities, Emerging Markets Small Cap and International Small-Cap), and Fixed Income investment teams as needed.

Jeffrey S. Van Harte, Christopher J. Bonavico, Christopher M. Ericksen, and Daniel J. Prislin of JSP are responsible for the large-cap growth investment sleeve of the Funds.

Paul Grillo, CFA Senior Vice President, Chief Investment Officer of Total Return Strategies.  Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Macquarie Investment Management (MIM), in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining the firm, Grillo was a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D. Senior Vice President, Head of Equity Quantitative Research and Analytics—Macquarie Investment Management, Americas.  Dr. Sharon Hill heads the firm's equity quantitative research team in the Americas and is a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Dr. Hill joined Macquarie Investment Management (MIM), in 2000 as a senior programmer/analyst within the IT department, and then moved to the equity group as a quantitative analyst in 2002 before assuming her current position in 2004. Before joining the firm, she worked as a professor of mathematics at Rowan University and as a software developer for Bloomberg, where she focused on fixed income applications. Dr. Hill holds a bachelor's degree, with honors, in mathematics from the City University of New York at Brooklyn College, as well as a master's degree and Ph.D. in mathematics from the University of Connecticut. Her academic publications include work on water waves, complex spring systems, and global investments. She is a member of the Society of Quantitative Analysts and she is on the program committee of the Journal of Investment Management.

Francis X. Morris Executive Director, Chief Investment Officer—Core Equity.  Francis X. Morris joined Macquarie Investment Management (MIM), in 1997 as a vice president and portfolio manager, and became the chief investment officer for Core Equity investments in 2004. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. In addition, Morris serves as a Trustee for the Macquarie Management Holdings, Inc. 401(k) and Retirement Plan. Prior to joining the firm, Morris was vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. He is a former member of the Business Advisory Council of the Providence College School of Business. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. He is a former officer of the National Association of Petroleum Investment Analysts.

Babak "Bob" Zenouzi Senior Vice President, Chief Investment Officer—Real Estate Securities and Income Solutions (RESIS).  Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Macquarie Investment Management (MIM). Zenouzi created this team, including its process and its institutional and retail products, during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm's global real estate securities strategy. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined the firm in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell's Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master's degree in finance from Boston
College and a bachelor's degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Jeffrey S. Van Harte, CFA Chairman, Chief Investment Officer – Jackson Square Partners, LLC.  Jeffrey S. Van Harte became a member of Jackson Square Partners (JSP), at its inception in May 2014 as chairman and chief investment officer. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was the chief investment officer of the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from
April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor's degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC.  Christopher J. Bonavico became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and research analyst.  Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor's degree in economics from the University of Delaware.

Christopher M. Ericksen, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC.  Christopher M. Ericksen became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and research analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor's degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Daniel J. Prislin, CFA Portfolio Manager, Research Analyst – Jackson Square Partners, LLC.  Daniel J. Prislin became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and research analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor's degree in business administration from the University of California at Berkeley.

The Acquiring Fund's portfolio managers will continue to manage the Fund after the Reorganization.

The Statement of Additional Information for the Acquired Fund and Acquiring Fund, dated July 28, 2017, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, "More Information about the Funds."

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

What is the portfolio turnover of each of the Funds?
The Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turns over" their portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance.  During the Funds' most recent fiscal year ended March 31, 2018, the Funds' portfolio turnover rates were as follows:

Acquired Fund	119%
Acquiring Fund	93%

The alignment of portfolio securities in the Acquiring Fund following the Reorganization may increase portfolio turnover for the Acquiring Fund, which may generate additional costs associated with portfolio turnover.

How do the performance records of the Funds compare?
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how the each Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.  Each Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds' most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Prior to mid-September 2008, both Funds operated as a fund of funds, investing primarily in other Delaware Funds. Since mid-September 2008, the Funds have each been restructured to invest directly in securities representing a variety of asset classes and investment styles ("Restructuring"). The Funds' historical returns prior to that time do not reflect the Restructuring.

Acquired Fund
Acquired Fund
Year-by-year total return (Class A)
Year-by-year total return (Class A)
[data to be converted into bar chart]
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
-14.40%	25.41%	9.70%	2.24%	9.56%	8.38%	4.50%	-1.44%	5.64%	9.85%

As of March 31, 2018, the Fund's Class A shares had a calendar year-to-date return of -0.71%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -6.58% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
 Average annual total returns for periods ended December 31, 2017

	1 year	5 years	10 years
Class A return before taxes	3.56%	4.08%	4.88%
Class A return after taxes on distributions	1.80%	2.28%	3.42%
Class A return after taxes on distributions and sale of Fund shares	2.95%	2.75%	3.45%
Class C return before taxes	8.12%	4.53%	4.72%
Class R return before taxes	9.70%	5.05%	5.24%
Institutional Class return before taxes	10.09%	5.58%	5.77%
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)
Year-by-year total return (Class A)
[data to be converted into bar chart]
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
-22.17%	27.52%	11.11%	0.08%	11.32%	13.88%	4.20%	-1.35%	5.94%	13.23%

As of March 31, 2018, the Fund's Class A shares had a calendar year-to-date return of -0.93%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30,  2009, and its lowest quarterly return was -10.65% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2017

	1 year	5 years	10 years
Class A return before taxes	6.68%	5.77%	4.98%
Class A return after taxes on distributions	4.53%	3.90%	3.78%
Class A return after taxes on distributions and sale of Fund shares	4.95%	4.14%	3.68%
Class C return before taxes	11.38%	6.20%	4.80%
Class R return before taxes	12.99%	6.73%	5.31%
Institutional Class return before taxes	13.58%	7.28%	5.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)[1]	3.54%	2.10%	4.01%
1  Because the Fund may invest between 30%-60% of its assets in fixed income securities, the Bloomberg Barclays US Aggregate Index has been included as a secondary benchmark.
After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
The Funds' Annual Report will contain a discussion of their performance during their fiscal year ended March 31, 2018, and show per share information for each of the previous five fiscal years.  The Annual Report, and the Funds' most recent Semiannual Report dated Sept. 30, 2017, are available upon request.  (See "More Information about the Funds").

What are other key features of the Funds?
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund's average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% of the average daily net assets in excess of $2.5 billion

By combining the assets of the Acquired Fund and Acquiring Fund, shareholder are closer to the $500 million breakpoint. As of April 30, 2018, the Acquired Fund had approximately $73.9 million in assets and the Acquiring Fund had approximately $258.5 million in assets.

Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fees are paid by DMC to JSP as a percentage of the average daily net assets of the Funds managed by JSP.

Distribution Services.  Delaware Distributors, L.P. (the "Distributor"), 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as the national distributor of the Funds' shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Class A, Class C and Class R shares  ("Retail Classes") under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Funds' Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds. The Board annually reviews fees paid to the Distributor.

Rule 12b-1 Plans.  The Trust has adopted the same distribution plan under Rule 12b-1 (the "Rule 12b-1 Plans") of the 1940 Act for each Fund's Class A, Class C and Class R shares.  Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund.  Class C shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts.  Class R shares incur annual Rule 12b-1 expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of a Fund.  Please refer to the "Purchasing Shares" section in each Fund's SAI for additional information.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund's procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for the Funds under the sections entitled "How to buy shares," "How to redeem shares" and "Investor services – Exchange of shares" for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund's shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Funds' website at delawarefunds.com; by calling 800 523-1918; by regular mail (c/o Macquarie Investment Management, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met.  The eligibility requirements are described in the Prospectus under "Choosing a share class" and on the Funds' website.  We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds.  You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Please see the section "Broker-defined sales charge waiver policies" immediately after this section to determine any sales charge discounts and waivers that may be available to you through your financial intermediary. Additional information on sales charges can be found in each Fund's SAI, which is available upon request.

Choosing a share class.  Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.  Class A, Class C, and Class R shares of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Class A:
 • Class A shares have an upfront sales charge of up to 5.75% that you pay when you buy the shares.
 • If you invest $50,000 or more, your front-end sales charge will be reduced.
 • You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.
 • Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See "Dealer compensation" below for further information.
• Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.
 • Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.
 • Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%
$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

Class C:
 • Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

 • In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.
 • Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.
 • For approximately ten years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.
 • Class C shares will be eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately ten years after you buy Class C shares.  Conversion may occur as late as one month after the tenth anniversary of purchase, during which time Class C's higher 12b-1 fee applies.  Please refer to each Fund's SAI for more details on this automatic conversion feature.
 • You may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected.
 • Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

Calculation of contingent deferred sales charges — Class C:
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

 Class R:
 • Class R shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.
 • Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.
 • Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus (formerly, BISYS) that are offering Class R shares to participants.
 • Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.
 • Any account holding Class A shares of a Fund as of the date Class R shares were made available for that Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding a Fund's Class R shares is not eligible to purchase its Class A shares.
 • Unlike Class C shares, Class R shares do not automatically convert into another class.
 • Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

Institutional Class:
 • Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
 • Institutional Class shares are not subject to a CDSC.
 • Institutional Class shares do not assess a 12b-1 fee.
 • Institutional Class shares are available for purchase only by the following:
○ retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

 ○ tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
 ○ a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;
 ○ registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);
 ○ programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or
 ○ private investment vehicles, including, but not limited to, foundations and endowments.

Dealer compensation.  The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $50,000	5.00%	—	—
$50,000 but less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.  After approximately ten years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries'

consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the "Broker-defined sales charge waiver policies" immediately after this section and to each Fund's SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges. Delaware Funds no longer accept retroactive letters of intent.
You can combine your holdings or purchases of Class A and Class C shares of Delaware Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

Class A	Class C
Available.	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of

Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans:
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.
Although front-end sales charges do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares in order to reduce your sales charge on Class A shares.

Buying Class A shares at net asset value.  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.
• Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.
• Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.
• Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
• Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
• Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.
• Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.
• Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Institutional Class, if applicable.
• Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates ) related to such plans or programs.

• Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in each Fund's SAI.
• Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
• Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.
• Purchases by certain participants of particular group retirement plans as described in each Fund's SAI.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Class R and Institutional Class shares do not have CDSCs so they are not included in the list below. Please also see the "Shareholder fees" tables and "Choosing a share class" for more information about applicable CDSCs.

CDSCs for Class A and Class C shares may be waived under the following circumstances:
• Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.
• Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.
• Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).
• Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.
• Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.
• Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

1 Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

• Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.
• Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.
• Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.
• Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares.

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Funds' Shareholder Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Macquarie Investment Management at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a purchase request to be in "good order," you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, each Fund's Prospectus, or each Fund's SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services - You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawarefunds.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day's closing Fund share price, which is based on the Fund's NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund's closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation.  When a Fund uses fair value pricing, it may take into account any factors it deems appropriate.  A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.
A Fund anticipates using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security.  A Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.
The Board has delegated responsibility for valuing each Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.
Retirement plans.  In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Shareholder Service Center at 800 523-1918.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts.  Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, a Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable).  During stressed market conditions, a Fund may use lines of credit to meet redemption requests.

Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will receive that day's closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15 day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see each Fund's SAI for additional information.

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Funds' Shareholder Service Center
By mail:
You may redeem your shares by mail by writing to: Macquarie Investment Management at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a redemption request to be in "good order," you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, each Fund's Prospectus, or each Fund's SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds' post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

•By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
•By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
•By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services - You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Redemptions-in-kind - The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. A shareholder receiving a redemption in-kind will be exposed to market risk until such securities are sold. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). See the Funds' SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access - Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery - With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan - The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit - With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option - With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan - Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares - You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to each Fund's SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service - The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service - Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan - You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' then-current Prospectuses.  A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading.

For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your  salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Dividends, Distributions and Taxes.   Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Generally, each Fund's procedures with regard to dividends, distributions and taxes are similar, although they pay dividends with different frequencies.  You may refer to the Prospectuses for the Funds under the section entitled "Dividends, distributions, and taxes."  The Acquired Fund will declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Acquired Fund will distribute net realized capital gains, if any, at least annually, usually in December. By contrast, the Acquiring Fund will declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.  The Acquiring Fund will distribute net realized capital gains, if any, at least annually, usually in November or December.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "buying a dividend"
At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax considerations
Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Funds' default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts: (a) income dividends and (b) after Dec. 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  The sales charge structure for Class A and Class C shares of the Acquired Fund and the Acquiring Fund are identical.  Class R and Institutional Class shares of the Acquired Fund and Acquiring Fund are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares and redemptions of Class C shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in a Fund's Prospectus or SAI.

CDSC waivers on Class C shares

—Death or disability of the shareholder
—Shares sold as part of a systematic withdrawal plan as described in a Fund's Prospectus
—Return of excess contributions from an IRA Account
—Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
—Shares sold to pay certain brokerage fees initiated by the broker
—Shares acquired through a right of reinstatement
—Shares held in retirement accounts, that are exchanged for a lower cost share class due to transfer to certain other types of accounts or platforms where the financial intermediary has entered into an agreement with the Distributor (or its affiliates)

Merrill Lynch:
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund's Prospectus or SAI.
Front-end sales charge waivers for Class A shares available at Merrill Lynch
— Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

— Shares purchased by or through a 529 Plan.

— Shares purchased through a Merrill Lynch affiliated investment advisory program.

— Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.

— Shares of Delaware Funds purchased through the Merrill Edge Self-Directed platform (if applicable).

— Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within Delaware Funds).

— Shares exchanged from Class C (that is, level-load) shares of the same Fund in the month of or following the 10-year anniversary of the purchase date.

— Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

— Trustees of the Trust and employees of the Manager or any of its affiliates, as described in the Prospectus.

— Shares purchased from the proceeds of redemptions within Delaware Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC waivers on Class A and C shares available at Merrill Lynch
— Death or disability of the shareholder.

— Shares sold as part of a systematic withdrawal plan as described in a Fund's Prospectus.

— Return of excess contributions from an IRA Account.

— Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.

— Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

— Shares acquired through a right of reinstatement.

— Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms.

Front-end sales charge discounts available at Merrill Lynch: Breakpoints, rights of accumulation, and letters of intent
— Breakpoints as described in the Prospectus.

— Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Delaware Fund assets held by accounts within the purchaser's household at Merrill Lynch.  Eligible Delaware Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

— Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within Delaware Funds, through Merrill Lynch, over a 13-month period of time (if applicable).

REASONS FOR THE REORGANIZATION
At a meeting of the Board of Trustees of the Trust (the "Board") held on February 27 – March 1, 2018 (the "Board Meeting"), DMC recommended to the Board, on behalf of the Funds, that they approve the Reorganization.  DMC recommended the Reorganization because of the following factors, among others:

•	Low prospects for future growth with the smaller Acquired Fund,
•	Elimination of a small fund that is not growing,
•	The Acquiring Fund employs a similar, well diversified, investment approach that has greater scale and a better potential for asset retention and growth,
•	Opportunity to spread costs over a larger asset base and be in a better position to reach breakpoints, and
•	Elimination of potential portfolio management challenges associated with managing smaller sleeves.

At the Board Meeting, the Board considered and approved the proposed Reorganization. The Independent Trustees were advised on this matter by legal counsel. The Board received detailed information about: (1) the investment objectives, strategies, and policies of the Funds; (2) the portfolio management of the Funds; (3) current and future estimated fees and expenses of both Funds; (4) comparative short and long-term investment performance and risk-adjusted performance of the Funds; (5) comparative yield information for each Fund; (6) scale benefits through management fee breakpoints and third-party distribution benefits of the Acquiring Fund; (7) the rationale for the Acquiring Fund as the most optimal fit for the Acquired Fund to reorganize into; (8) other alternatives to the proposed Reorganization, including liquidation or reorganization into another fund; (9) allocation of Reorganization expenses; (10) federal income tax consequences of the Reorganization for each Fund's shareholders; and (11) the general characteristics of the Funds.

The Board considered the potential benefits, risks, and costs of the Reorganization to shareholders of the Funds. In approving the Reorganization, the Board considered the following factors and potential benefits identified by DMC:

Similar investment approach, high overlap of securities and same portfolio management team, potentially leading to minimal Reorganization transactions and minimal taxable events.  Both the Acquiring Fund and Acquired Fund have similar investment strategies and multi-asset approaches which utilize the same investment teams to manage the asset class sleeves.  Although the primary difference is the equity/fixed income allocation in each Fund (60% fixed income/40% equity in the Acquired Fund and 40% fixed income/60% equity in the Acquiring Fund), the Acquired Fund and Acquiring Fund hold most of the same securities, which could minimize reorganization-related transactions such as portfolio turnover and capital gains.

Lower fees for both Funds' shareholders.  The Reorganization will result in lower total expense ratios for the Acquiring Fund and the Acquired Fund (before waivers).   Shareholders of the Funds could benefit by the growth in assets realized by combining the Funds.  A larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing breakpoints in investment management fees, although there can be no assurance that operational savings will be realized.  Since both Funds have the same management fee and if the asset levels of the Funds remain relatively stable, the combined Acquiring Fund following the Reorganization would be closer to the first breakpoint in the management fee schedule.  The Manager, however, will benefit from the Reorganization due to a reduction in waived fees.

Management will continue to provide an expense limitation at the current Net Expense Ratio of the Acquiring Fund.  In connection with the Reorganization, DMC has agreed to contractually waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the combined Fund's average daily net assets, which is the current total expense ratio of each of the Acquiring Fund and the Acquired Fund, for a year following the closing of the Reorganization so that current shareholders of each Fund will not experience higher fees as a result of the Reorganization.

Portfolio Management void of small sleeve investment risk.  If the current outflows continue from the Acquired Fund, there is the risk that if the weight in certain sleeves becomes smaller along with the reduction in assets under management ("AUM"), it could present challenges to the portfolio manager regarding his or her ability to provide a diversified portfolio.  The Reorganization will eliminate this risk since the combined AUM will allow the investment teams to fully execute their strategy within their respective sleeves.

Potential for better performance with the Acquiring Fund while maintaining similar risk adjusted return profiles.  The Acquiring Fund's long term absolute performance has outperformed the Acquired Fund over the one-, three-,  five-, and ten-year periods ended January 31, 2018.  The ratio of excess performance over the risk free rate for both Funds has been very similar when incorporating risk, as defined by standard deviation.  Risk, as defined by standard deviation, is as expected given the Acquiring Fund's 60/40 normal allocation relative to the Acquired Fund's 40/60 normal allocation.   Risk for both the Acquiring Fund and the Acquired Fund has been below that of the S&P 500 Index (each Fund's benchmark) and above that of the Bloomberg Barclays US Aggregate Index, relative to each other, the Acquiring Fund has maintained elevated standard deviation levels over the past ten years.  Each Fund's volatility, as measured by beta to the S&P 500 Index, is much less than the equity market (as defined by the S&P 500 Index), where the Acquired Fund is lower than the Acquiring Fund.  Both the Acquiring Fund's and Acquired Fund's information ratio using the S&P 500 Index is negative since their performance returns were between the S&P 500 Index and the Bloomberg Barclays US Aggregate Index over the years.  Both the Acquiring Fund and the Acquired Fund underperformed  the S&P 500 Index from an upside/downside capture perspective.  However, the Acquiring Fund has performed better in up markets relative to the Acquired Fund, as indicated in the stronger up capture ratio.  Also, the Acquiring Fund's higher equity allocation allows the potential for somewhat greater downside returns relative to the Acquired Fund.

Continuity of service providers.  The Funds' principal service providers are the same.

Estimated costs of the Reorganization and the extent to which the Acquiring Fund and Acquired Fund would bear such costs.  The Reorganization expenses will be evenly split between DMC, the Acquired Fund, and the Acquiring Fund because all parties are anticipated to benefit from the Reorganization. The total cost of the Reorganization, including printing, mailing and legal costs, is anticipated to be approximately $ 88,000 .

A tax-free reorganization with no dilution to shareholders.  The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes and the interests of the current shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Board considered the fact that the Reorganization would be structured as a tax-free reorganization, as well as the possible tax consequences to shareholders resulting from the built-in gains present in the Funds.
The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Fund or reorganization into another fund. In this instance, the Acquired Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability. After reviewing the investment strategy and policies of other Funds within the complex, DMC concluded that the Acquiring Fund was the best merger candidate due to its similar type of investment strategy. The Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders since they will be invested in a larger fund with greater potential to grow its assets.
Furthermore, the Board considered that Rule 17a-8 under the 1940 Act exempts mergers of affiliated investment companies (such as a reorganization between the Acquired Fund and the Acquiring Fund) from the Section 17 prohibitions regarding principal transactions between affiliates.  Rule 17a-8(a)(3) further provides that shareholder approval of participation in a reorganization is not required if certain conditions are met as noted below:

No fundamental policy of the merging company is materially different from the fundamental policies of the surviving company;
No advisory contract between the merging company is materially different from an advisory contract of the surviving company;
The trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and
Any distribution fees authorized to be paid by the surviving company pursuant to a plan adopted in accordance with Rule 12b-1 are no greater than the distribution fees authorized to be paid by the merging company pursuant to such a plan.
The proposed Reorganization will not require a shareholder vote because the Acquired Fund and Acquiring Fund satisfy these criteria. The Funds have identical fundamental policies, advisory contracts, and independent trustees, and the Acquiring Fund's Rule 12b-1 fees are not greater than the Acquired Fund's Rule 12b-1 fees.
In considering approval of the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.
Based upon their evaluation of the relevant information presented to them, the Board on behalf of the Funds, including a majority of the Independent Trustees, determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganization.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN
This is only a summary of the Plan.  You should read the actual Plan relating to the Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganization be carried out?
The Reorganization will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, the Acquired Fund will deliver to the Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, the Trust, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund's shareholders.  The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the "Valuation Date").  The value of the Acquired Fund's net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective Prospectus and SAI.

The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows: (1) by consent of the Trust; or (2) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled or waived.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, will be evenly split between DMC, the Acquired Fund, and the Acquiring Fund.

What are the federal income tax consequences of the Reorganization?
The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing US Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has qualified since its inception for treatment as a "regulated investment company" under Subchapter M of Chapter 1 of the Code.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization.  Based on certain assumptions and customary representations to be made on behalf of the Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust's legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Acquired Fund's assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, if any as of the closing date of the Reorganization, of the Acquired Fund move to the Acquiring Fund in the Reorganization.  The capital loss carryovers, if any as of the closing date of the Reorganization, of the Acquired Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund's capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and "built in losses") of the other Fund.  It is not anticipated, as of the date of this Prospectus/Information Statement, that other limitations on use of a Fund's capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Reorganization.  At March 31, 2018, neither Fund had any aggregate capital loss carryovers.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  The tax unrealized appreciation in value of investments as a percentage of its net asset value at March 31, 2018 was 16.76% for the Acquired Fund compared to 11.39% for the Acquiring Fund as of March 31, 2018 and 15.55% on a combined basis.  As a result, shareholders of the Acquiring Fund may receive less taxable distributions than they would have had the Reorganization not occurred.

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganization, Class A, Class C, Class R and Institutional Class shares of the Acquired Fund will merge with and into the same corresponding class of shares of the Acquiring Fund.  The Acquired Fund shareholders will receive shares at net asset value of the Acquiring Fund.  The different fees and expenses of each Class are provided above in the section "What are the fees and expenses of each Fund and what might they be after the Reorganization?"

Full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder's account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the Reorganization have the same rights and privileges as your shares of the Acquired Fund.

Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund's shareholders may also be called at any time by the Chairman, the President of the Trust, in the absence of the Chairman, or any Vice President or other authorized officer of the Trust, in the absence of the Chairman and the President.

Capital Structure.  The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust's registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund's Institutional Class may not vote on any matter that affects the Retail Classes' distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes' Rule 12b-1 Plans will be allocated solely to those Classes.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?
The following table sets forth, as of April 30, 2018, the separate capitalizations of the Acquired Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$73,940,200 7,698,561	$258,537,846 22,455,554	($58,666) (1,276,622)	$332,419,380 28,877,493

Class A net assets Class A shares outstanding Class A net asset value per share	$39,877,366 4,156,352 $9.59	$172,589,830 14,992,021 $11.51	($35,402) (693,385)	$212,431,794 18,454,988 $11.51

Class C net assets Class C shares outstanding Class C net asset value per share	$20,394,451 2,120,865 $9.62	$21,035,550 1,828,460 $11.50	($10,478) (348,633)	$41,419,523 3,600,692 $11.50

Class R net assets Class R shares outstanding Class R net asset value per share	$1,424,609 148,541 $9.59	$1,598,012 139,468 $11.46	($746) (24,242)	$3,021,875 263,767 $11.46

Institutional Class net assets Institutional Class shares outstanding Institutional Class net asset value per share	$12,243,774 1,272,803 $9.62	$63,314,454 5,495,605 $11.52	($12,040) (210,362)	$75,546,188 6,558,046 $11.52

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.

Do the Trustees and Officers own shares of the Acquired Fund or the Acquiring Fund?
As of April 30, 2018, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Funds.

Who are the control persons and owners of record or beneficially 5% or more of any class of the Acquired Fund's or Acquiring Fund's outstanding equity securities?
As of April 30, 2018, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Class	Shareholders Name and Address	Total Shares	Percentage
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	AMERICAN ENTERPRISE INVESTMENT SERVICES 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	329,572.830	7.93%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	LINCOLN FINANCIAL GRP TRUST CO FBO ROLLOVER IRA PLANS 1 GRANITE PL CONCORD NH 03301-3258	315,558.099	7.59%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	256,815.254	6.18%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMIN 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246-6484	242,379.282	5.83%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	JP MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER MUTUAL FUND DEPARTMENT FL3 BROOKLYN NY 11245	228,468.990	5.50%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL A	A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	219,102.114	5.27%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	371,039.454	17.50%

DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	279,703.766	13.19%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	AMERICAN ENTERPRISE INVESTMENT SERVICES 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	237,187.269	11.18%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	218,841.577	10.32%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMIN 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246-6484	177,063.209	8.35%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	160,837.878	7.58%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	134,150.160	6.33%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL C	C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086	123,880.311	5.84%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	LINCOLN RETIREMENT SERVICES CO FBO MMHI INC EMPLOYEES SAV AND 401K P.O. BOX 7876 FORT WAYNE IN 46801-7876	168,343.186	13.29%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	135,821.404	10.72%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	114,653.264	9.05%

DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	GREAT-WEST TRUST CO LLC TTEE RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	113,523.627	8.96%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	LINCOLN RETIREMENT SERVICES CO FBO MMHI INC RETIREMENT PLAN P.O. BOX 7876 FORT WAYNE IN 46801-7876	100,924.465	7.97%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL I	I	BOND STREET CUSTODIANS LTD ACF MACQUARIE GROUP SERVICES AUSTRALIA PTY LTD MANAGED FUNDS TEAM GPO BOX 4235 SYDNEY NSW 2001 AUSTRALIA	89,872.887	7.10%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL R	R	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	29,497.450	19.85%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL R	R	DR. TENCZA FBO TENCZA DENTAL ASSOCIATES PC 401(K) EASTON PA 18042	26,178.591	17.62%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL R	R	ASCENSUS TRUST COMPANY FBO BAYVILLE HOSPITALITY P.O. BOX 10758 FARGO ND 58106	21,785.606	14.66%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL R	R	MG TRUST COMPANY CUST FBO JUSTICORP 401(K) SAVINGS PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	18,023.997	12.13%
DELAWARE FOUNDATION CONSERVATIVE ALLOCATION CL R	R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMIN 4800 DEER LAKE D E FL2 JACKSONVILLE FL 32246-6484	16,895.934	11.37%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	200,993.276	10.99%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMIN 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246-6484	199,230.096	10.90%

DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	163,672.591	8.95%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	141,731.877	7.75%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086	133,697.652	7.31%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	122,652.942	6.71%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS C	C	AMERICAN ENTERPRISE INVESTMENT SERVICES 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	97,678.546	5.34%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS I	I	BOND STREET CUSTODIANS LTD ACF MACQUARIE GROUP SERVICES AUSTRALIA PTY LTD - MANAGED FUNDS TEAM GPO BOX 4235 SYDNEY NSW 2001 AUSTRALIA	2,543,182.331	46.28%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS I	I	BOND STREET CUSTODIANS LTD ACF MACQUARIE GROUP SERVICES AUSTRALIA PTY LTD - MANAGED FUNDS TEAM GPO BOX 4235 SYDNEY NSW 2001 AUSTRALIA	979,000.393	17.81%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS I	I	LINCOLN RETIREMENT SERVICES CO FBO MMHI INC EMPLOYEES SAV AND 401K P.O. BOX 7876 FORT WAYNE IN 46801-7876	744,837.051	13.55%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS I	I	LINCOLN RETIREMENT SERVICES CO FBO MMHI INC RETIREMENT PLAN P.O. BOX 7876 FORT WAYNE IN 46801-7876	524,428.879	9.54%

DELAWARE FOUNDATION MODERATE ALLOCATION CLASS R	R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMIN 4800 DEER LAKE D E FL2 JACKSONVILLE FL 32246-6484	38,158.542	27.05%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS R	R	MATRIX TRUST COMPANY CUST FBO AJL MANUFACTURING INC 401(K)PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	28,809.626	20.42%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS R	R	ASCENSUS TRUST COMPANYFBO BUTLER BALANCING COMPANY INC PO BOX 10758 FARGO ND 58106-0758	20,397.262	14.46%
DELAWARE FOUNDATION MODERATE ALLOCATION CLASS R	R	MATRIX TRUST COMPANY TRUSTEE UNITED COMMUNITY BANK 401(K) PROFIT SHARING PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	15,386.189	10.91%

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers for the following services:

Transfer Agent: Delaware Investments Fund Services Company ("DIFSC"), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds' shareholder servicing, dividend disbursing, and transfer agent (the "Transfer Agent") pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, served as the Funds' shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie.

Sub-transfer agency services: BNY Mellon Investment Servicing (US) Inc. provides sub-transfer agency services to the Funds.

Fund Accountants: The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services.  DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.

Custodian: BNY Mellon is the custodian of each Fund's securities and cash.  As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.

Distributor: Delaware Distributors, L.P., 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as the national distributor of the Funds' shares.

Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Independent Registered Public Accountants: PricewaterhouseCoopers LLP ("PwC"), which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the the Trust.

Additional Information.  The following information about the Acquiring Fund or Acquired Fund (1933 Act File No. 333-38801) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Prospectus dated July 28, 2017 (on behalf of the Acquired Fund) and (ii) the Statement of Additional Information dated June [__], 2018  (relating to this Prospectus/Information Statement), which has been filed with the SEC.  More information about the Acquiring Fund is included in:  (i) the Prospectus dated July 28, 2017; (ii) the Funds' SAI dated July 28, 2017; and (iii)  the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 2018. More information about the Acquired Fund is included in:  (i) the Funds' SAI dated July 28, 2017; and (ii) the Funds' Annual Report to Shareholders for the year ended March 31, 2018. You may request free copies of the Statement of Additional Information, the Prospectus, or the Annual Report, which have been or will be filed with the SEC by calling (800) 523-1918, or by writing to the Trust at: P.O. Box 9876, Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service).

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call (202)-551-8090 for hours of operation) and the following regional offices of the SEC:  Atlanta Regional Office: Alabama, Georgia, North Carolina, South Carolina, and Tennessee - Regional Director, 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326-1232; Boston Regional Office: Connecticut, Maine, Massachusetts, New Hampshire, Rhode Island, and Vermont - Regional Director, 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; Chicago Regional Office: Kentucky, Illinois, Indiana, Iowa, Michigan, Minnesota, Missouri, Ohio, and Wisconsin - Regional Director, 175 West Jackson Boulevard, Suite 900, Chicago, IL 60604-2908; Denver Regional Office: Colorado, Kansas, Nebraska, New Mexico, North Dakota, South Dakota, and Wyoming - Regional Director, 1801 California Street, Suite 1500, Denver, CO 80202-2656; Fort Worth Regional Office: Arkansas, Kansas (for certain purposes), Oklahoma, and Texas - Regional Director, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102-6882; Los Angeles Regional Office: Arizona, Southern California (zip codes 93599 and below, except 93200-93299), Guam, Hawaii, and Nevada - Regional Director, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; Miami Regional Office: Florida, Louisiana, Mississippi, Puerto Rico, and the Virgin Islands - Regional Director, 801 Brickell Avenue, Suite 1800, Miami, FL 33131-4901; New York Regional Office: New York and New Jersey - Regional Director, 3 World Financial Center, Suite 400, New York, NY 10281-1022; Philadelphia Regional Office: Delaware, District of Columbia, Maryland, Pennsylvania, Virginia, and West Virginia - Regional Director, 701 Market Street, Suite 2000, Philadelphia, PA 19106-1532; Salt Lake City Regional Office: Utah - Regional Director, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101-1573; and San Francisco Regional Office: Alaska, Northern California (zip codes 93600 and up, plus 93200-93299), Idaho, Montana, Oregon, and Washington - Regional Director, 44 Montgomery Street, Suite 2600, San Francisco, CA 94104-4716.  Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
 PROSPECTUS/INFORMATION STATEMENT
Exhibit

A          Form of Plan of Reorganization
B          Financial Highlights

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

PLAN OF REORGANIZATION

PLAN OF REORGANIZATION
This PLAN OF REORGANIZATION (the "Plan"), made as of this 28th day of February 2018, by Delaware Group Foundation Funds (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund") and Delaware Foundation Conservative Allocation Fund (the "Acquired Fund"). Delaware Management Company, a series of Macquarie Investment Management Business Trust, joins this Plan solely for purposes of Section 10.
The reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund identified on Exhibit A; (ii) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as set forth below; (iii) the distribution of the Acquiring Fund's shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.
1.	Sale and Transfer of Assets, Liquidation, and Dissolution of the Acquired Fund
(a)       Subject to the terms and conditions of this Plan, on behalf of the Acquired Fund, the Trust will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the "Assets").  In consideration thereof, the Trust agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities of the Acquired Fund existing on or after the Closing, whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Plan to be paid by persons as provided in Section 10 hereof) (collectively, the "Liabilities"); and (ii) that the Trust shall ensure, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with no par value per share, of the Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, with no par value, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund's net asset value ("NAV") as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof and hereinafter called the "Valuation Date"), which shall be the date of Closing.  Notwithstanding the foregoing, the Acquired Fund shall use its commercially reasonable best efforts to identify and discharge, prior to the Closing Date (as defined below), all of its unpaid Liabilities, including Liabilities relating it operations prior to the Closing Date, from its cash, bank deposits, and cash equivalent securities.

(b)       Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of Acquiring Fund shares determined by dividing the net asset value per share of the Acquired Fund shares as of the Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.
(c)       As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.
(d)       At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.
(e)       At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.
2.	Valuation
(a)       The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.
(b)       The net asset value of the Acquiring Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's currently effective prospectus and statement of additional information.
(c)       The net asset value of the Acquired Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.
3. Closing and Valuation Date
The Reorganization shall close on July 27 , 2018 or such other date as the Trust may designate (the "Closing Date").  All acts taking place at the Closing shall be deemed to take place simultaneously as of [9:00 a.m., Eastern Time] on the Closing Date unless otherwise agreed to by the parties (the "Closing Time").  The Closing shall take place at the principal office of the Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103.  Notwithstanding anything herein to the contrary, in the event that on the

Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.
4.	Necessary Findings of Fact by the Trust on Behalf of the Acquired Fund
The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:
(a)       The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, and non-assessable and has full voting rights.
(b)       The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2017, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements since that date, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(c)       The books and records of the Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.
(d)       The statement of assets and liabilities of the Acquired Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(e)       At the Closing, the Trust, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)       The Trust, on behalf of the Acquired Fund, has the necessary trust power and trust authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.
(g)       The Trust, on behalf of the Acquired Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, Amended and Restated By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.
(h)       The Trust, on behalf of the Acquired Fund, has full trust power and trust authority to enter into and perform its obligations under this Plan, subject to approval of this Plan by the Acquired Fund's shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery, and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.
(i)       Neither the Trust nor the Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").
(j)       The Trust, on behalf of the Acquired Fund, does not have any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between the Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)       The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code and the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code.  The Acquired Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  The Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.
(l)       On the Closing Date, all material Returns (as defined below) of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquired Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, "Tax" or "Taxes" means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  "Return" means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
5. Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund
The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:
(a)       The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid and non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, and non-assessable and have full voting rights.
(b)       The financial statements appearing in the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2017, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements since that date, fairly present the financial position of the Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(c)       At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.
(d)       The Trust, on behalf of the Acquiring Fund, has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund as such businesses are now being conducted.
(e)       The Trust, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, Amended and Restated By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.
(f)       The Trust, on behalf of the Acquiring Fund, has full trust power and trust authority to enter into and perform its obligations under this Plan.  The execution, delivery, and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.
(g)       Neither the Trust nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)       The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.
(i)       The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and the Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code.  The Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.  The Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.
(j)       On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Trust's knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund's financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(k)       The Trust, on behalf of the Acquiring Fund, does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between the Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.
6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund
(a)       Except as discussed in their currently effective prospectus, there are no legal, administrative, or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust's knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust's knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.
(b)       There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Trust.
(c)       All information provided by the Trust for inclusion in, or transmittal with, the Information Statement/Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(d) No consent, approval, authorization, or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).
7.	Obligations of the Trust on behalf of the Acquired Fund
(a)       The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.
(b)       The Trust on behalf of the Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.
(c)       The Trust shall file by the Closing, all of the Acquired Fund's federal and other Tax Returns required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(d)       At the Closing, the Trust will provide:
(1)       A statement of the respective tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund.
(2)       A copy (which may be in electronic form) of the Acquired Fund's shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with the Acquired Fund with respect to each shareholder, and such information concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquired Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury  following the Closing for all of the shareholders of record of the Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.
(3)       If requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, "Accounting for Uncertainty in Income Taxes," FASB Interpretation No. 48, July 13, 2006) pertaining to the Acquired Fund (the "FIN 48 Workpapers"), and
(4)       The tax books and records of the Acquired Fund for purposes of preparing any Returns required by law to be filed for tax periods ending after the Closing Date.
(e)       The Board of Trustees (the "Board") shall cause to be prepared, filed with the U.S. Securities and Exchange Commission (the "Commission"), and mailed to each shareholder of record of the Acquired Fund, an Information Statement/Prospectus on Form N-14 under the 1933 Act (the "Information

Statement") that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.
(f)       At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.
(g)       As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(h)       As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1 hereof.
(i)       The Trust, on behalf of the Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund's investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Acquired Fund's net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
8. Obligations of the Trust on behalf of the Acquiring Fund
(a)       The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Plan.
(b)       The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.
(c)       The Trust shall have filed with the Commission the Information Statement, relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Information Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Information Statement becomes effective and at the Closing, the prospectus and statement of additional information included in the Information Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(d)       The Trust shall file by the Closing Date, the federal and other Tax Returns required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund
The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:
(a)       That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.
(b)       That Trust shall provide a copy of the resolutions approving this Plan adopted by the Board and certified by the Secretary or equivalent officer.
(c)       That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative, or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund, or would prohibit the transactions contemplated hereby.
(d)       That the Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund's investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Acquired Fund's net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e)       That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or Acquiring Fund.
(f)       That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Plan, and in accordance with customary representations provided by the Trust with regard to matters of fact in certificates delivered to SRSY:

(1)       The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Plan, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code.
(2)       No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.
(3)       No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
(4)       No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Plan) pursuant to Section 361(c)(1) of the Code.
(5)       The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(6)       The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.
(7)       No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares pursuant to Section 354(a) of the Code.
(8)       The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(9)       The holding period of the Acquiring Fund Shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held the Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(10)       For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the "Income Tax Regulations"), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.
No opinion will be expressed as to the effect of the Reorganization on: (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
(g)       That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:
(1)       The Trust was organized as a Delaware statutory trust on October 24, 1997, and is validly existing and in good standing under the laws of the State of Delaware;
(2)       The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund;
(3)       The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;
(4)       Except as disclosed in the Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund, or the Acquiring Fund;
(5)       The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;
(6)       To such counsel's knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;
(7)       Neither the execution, delivery, nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

(8)       This Plan has been validly authorized and executed by the Trust and represents the legal, valid, and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.
In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.
(h)       That the Trust's Information Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Information Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(i)       That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.
(j)       The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund (i) a statement of the Acquired Fund's assets, together with a list of portfolio securities of the Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) the Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 7(d)(3), and (v) a statement of earnings and profits as provided in Section 7(g).
10. Fees and Expenses
The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by equally by the Acquiring Fund, the Acquired Fund, and Delaware Management Company, a series of Macquarie Investment Management Business Trust.
11.	Termination; Waiver; Order
(a)       Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.
(b)       If the transactions contemplated by this Plan have not been consummated by December 31 , 2018, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.
(c)       In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or persons who are its trustees, officers, agents, or shareholders in respect of this Plan.
(d)       At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)       The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Trust, nor any of its officers, trustees, agents, or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent, or shareholder of the Trust against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders to which that officer, trustee, agent, or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.
(f)       If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.
12.	Liability of the Trust
The Trust acknowledges that all obligations of the Trust under this Plan are binding only with respect to the Acquired Fund and the Acquiring Fund; that any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Trust, the Acquiring Fund, nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust, the trustees, officers, employees, or agents of the Trust, or any of them.
13. Cooperation and Exchange of Information; Reporting Responsibility
(a)       The Acquired Fund and the Acquiring Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.
(b)       Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c)       After the Closing Date, the Trust, on behalf of the Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
14.	Entire Plan and Amendments
This Plan may only be amended in writing.
15. Governing Law
This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
16. Effect of Facsimile Signature
A facsimile signature of an authorized officer of a party hereto on this Plan and/or any transfer document shall have the same effect as if executed in the original by such officer.

[Signature Page Follows]

The Trust has adopted this Plan and it shall be deemed effective, all as of the day and year first-above written.
Delaware Group Foundation Funds, on behalf of Delaware Foundation Conservative Allocation Fund and Delaware Foundation Moderate Allocation Fund

By:

Name:

Title:

Solely for Purposes of Section 10
Delaware Management Company, a Series of Macquarie Investment Management Business Trust

By:

Name:

Title:

EXHIBIT A

At the Closing, shareholders of the Acquired Fund will receive the corresponding class of shares of the Acquiring Fund as shown below:

Acquired Fund Share Class	Corresponding Acquiring Fund Share Class
Class A	Class A
Class C	Class C
Class R	Class R
Institutional Class	Institutional Class

A-1

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). In 2015, each Fund changed its fiscal year end from September 30 to March 31. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request by calling 800 523-1918.

Delaware Foundation® Moderate Allocation Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows

Class A	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period Income (loss) from investment operations:	$ 11.42	$ 10.80	$ 11.97	$ 12.70	$ 12.52	$ 11.52
Net investment income[2]	0.21	0.17	0.17	0.08	0.22	0.21
Net realized and unrealized gain (loss)	0.71	0.84	(0.54)	0.27	0.79	1.01
Total from investment operations	0.92	1.01	(0.37)	0.35	1.01	1.22
Less dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.17)	(0.12)	(0.18)	(0.22)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—
Total dividends and distributions	(0.88)	(0.39)	(0.80)	(1.08)	(0.83)	(0.22)
Net asset value, end of period	$ 11.46	$ 11.42	$ 10.80	$ 11.97	$ 12.70	$ 12.52
Total return[3]	8.35%	9.45%	(3.32%)	2.89%	8.34%	10.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,750	$170,801	$174,041	$195,937	$201,628	$220,891
Ratio of expenses to average net assets	1.14%	1.14%	1.15%	1.16%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[4]	1.17%	1.18%	1.18%	1.25%	1.17%	1.25%
Ratio of net investment income to average net assets	1.79%	1.49%	1.49%	1.34%	1.75%	1.75%

Ratio of net investment income to average net assets prior to fees waived[4]	1.76%	1.45%	1.46%	1.25%	1.71%	1.63%
Portfolio turnover	93%	133%	131%	65%	115%	135%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class C	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$ 11.42	$ 10.80	$ 11.97	$ 12.70	$ 12.55	$ 11.55
Income (loss) from investment operations: Net investment income[2]	0.12	0.08	0.08	0.04	0.13	0.12
Net realized and unrealized gain (loss)	0.71	0.84	(0.53)	0.26	0.78	1.01
Total from investment operations	0.83	0.92	(0.45)	0.30	0.91	1.13
Less dividends and distributions from:
Net investment income	(0.12)	(0.15)	(0.09)	(0.07)	(0.11)	(0.13)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—
Total dividends and distributions	(0.79)	(0.30)	(0.72)	(1.03)	(0.76)	(0.13)
Net asset value, end of period	$ 11.46	$ 11.42	$ 10.80	$ 11.97	$ 12.70	$ 12.55
Total return[3]	7.53%	8.62%	(4.06%)	2.50%	7.47%	9.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,096	$22,602	$ 24,736	$28,965	$27,906	$22,838
Ratio of expenses to average net assets	1.90%	1.90%	1.91%	1.92%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived[4]	1.93%	1.94%	1.94%	2.01%	1.94%	1.97%
Ratio of net investment income to average net assets	1.03%	0.73%	0.73%	0.58%	0.98%	0.98%

Ratio of net investment income to average net assets prior to fees waived[4]	1.00%	0.69%	0.70%	0.49%	0.94%	0.91%
Portfolio turnover	93%	133%	131%	65%	115%	135%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class R	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period Income (loss) from investment operations:	$ 11.37	$ 10.76	$ 11.93	$ 12.66	$ 12.50	$ 11.50
Net investment income[2]	0.18	0.14	0.14	0.07	0.19	0.18
Net realized and unrealized gain (loss)	0.70	0.83	(0.54)	0.26	0.78	1.00
Total from investment operations	0.88	0.97	(0.40)	0.33	0.97	1.18
Less dividends and distributions from:
Net investment income	(0.18)	(0.21)	(0.14)	(0.10)	(0.16)	(0.18)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—
Total dividends and distributions	(0.85)	(0.36)	(0.77)	(1.06)	(0.81)	(0.18)
Net asset value, end of period	$ 11.40	$ 11.37	$ 10.76	$ 11.93	$ 12.66	$ 12.50
Total return[3]	8.01%	9.11%	(3.59%)	2.76%	7.99%	10.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,580	$ 1,801	$ 1,982	$ 2,501	$24,307	$ 23,566
Ratio of expenses to average net assets	1.40%	1.40%	1.41%	1.42%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[4]	1.43%	1.44%	1.44%	1.51%	1.44%	1.57%
Ratio of net investment income to average net assets	1.53%	1.23%	1.23%	1.08%	1.48%	1.48%

Ratio of net investment income to average net assets prior to fees waived[4]	1.50%	1.19%	1.20%	0.99%	1.44%	1.31%
Portfolio turnover	93%	133%	131%	65%	115%	135%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Institutional Class	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period Income (loss) from investment operations:	$ 11.42	$ 10.80	$ 11.98	$ 12.71	$ 12.52	$ 11.52
Net investment income[2]	0.24	0.19	0.19	0.10	0.25	0.24
Net realized and unrealized gain (loss)	0.71	0.84	(0.54)	0.26	0.79	1.00
Total from investment operations	0.95	1.03	(0.35)	0.36	1.04	1.24
Less dividends and distributions from:
Net investment income	(0.24)	(0.26)	(0.20)	(0.13)	(0.20)	(0.24)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—
Total dividends and distributions	(0.91)	(0.41)	(0.83)	(1.09)	(0.85)	(0.24)
Net asset value, end of period	$ 11.46	$ 11.42	$ 10.80	$ 11.98	$ 12.71	$ 12.52
Total return[3]	8.60%	9.70%	(3.17%)	3.01%	8.62%	10.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,346	$79,009	$ 73,036	$62,799	$60,134	$ 66,263
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.92%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[4]	0.93%	0.94%	0.94%	1.01%	0.94%	0.97%
Ratio of net investment income to average net assets	2.03%	1.73%	1.73%	1.58%	1.98%	1.98%

Ratio of net investment income to average net assets prior to fees waived[4]	2.00%	1.69%	1.70%	1.49%	1.94%	1.91%
Portfolio turnover	93%	133%	131%	65%	115%	135%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class A	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$ 9.59	$ 9.24	$ 10.16	$ 10.87	$ 10.57	$ 10.22
Income (loss) from investment operations: Net investment income[2]	0.20	0.16	0.17	0.09	0.22	0.20
Net realized and unrealized gain (loss)	0.40	0.52	(0.44)	0.20	0.55	0.41
Total from investment operations	0.60	0.68	(0.27)	0.29	0.77	0.61
Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.16)	(0.11)	(0.25)	(0.19)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)
Total dividends and distributions	(0.62)	(0.33)	(0.65)	(1.00)	(0.47)	(0.26)
Net asset value, end of period	$ 9.57	$ 9.59	$ 9.24	$ 10.16	$ 10.87	$ 10.57
Total return[3]	6.33%	7.40%	(2.69%)	2.86%	7.34%	6.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,096	$42,453	$ 43,443	$51,722	$52,429	$81,655
Ratio of expenses to average net assets	1.15%	1.15%	1.18%	1.15%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[4]	1.47%	1.42%	1.38%	1.50%	1.33%	1.41%
Ratio of net investment income to average net assets	2.05%	1.72%	1.76%	1.73%	2.06%	1.90%

Ratio of net investment income to average net assets prior to fees waived[4]	1.73%	1.45%	1.55%	1.38%	1.86%	1.62%
Portfolio turnover	119%	161%	168%	93%	163%	210%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class C	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$ 9.62	$ 9.27	$ 10.18	$ 10.90	$ 10.59	$ 10.24
Income (loss) from investment operations: Net investment income[2]	0.13	0.09	0.10	0.05	0.14	0.12
Net realized and unrealized gain (loss)	0.38	0.52	(0.43)	0.19	0.55	0.42
Total from investment operations	0.51	0.61	(0.33)	0.24	0.69	0.54
Less dividends and distributions from:
Net investment income	(0.12)	(0.13)	(0.09)	(0.07)	(0.16)	(0.12)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)
Total dividends and distributions	(0.54)	(0.26)	(0.58)	(0.96)	(0.38)	(0.19)
Net asset value, end of period	$ 9.59	$ 9.62	$ 9.27	$ 10.18	$ 10.90	$ 10.59
Total return[3]	5.41%	6.60%	(3.32%)	2.37%	6.56%	5.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,914	$24,803	$ 30,134	$34,671	$35,101	$31,132
Ratio of expenses to average net assets	1.90%	1.90%	1.93%	1.90%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived[4]	2.22%	2.17%	2.13%	2.25%	2.08%	2.11%
Ratio of net investment income to average net assets	1.30%	0.97%	1.01%	0.98%	1.31%	1.15%

Ratio of net investment income to average net assets prior to fees waived[4]	0.98%	0.70%	0.80%	0.63%	1.11%	0.92%
Portfolio turnover	119%	161%	168%	93%	163%	210%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class R	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$ 9.59	$ 9.24	$ 10.15	$ 10.87	$ 10.57	$ 10.22
Income (loss) from investment operations: Net investment income[2]	0.17	0.14	0.14	0.08	0.20	0.17
Net realized and unrealized gain (loss)	0.40	0.51	(0.42)	0.19	0.54	0.42
Total from investment operations	0.57	0.65	(0.28)	0.27	0.74	0.59
Less dividends and distributions from:
Net investment income	(0.17)	(0.17)	(0.14)	(0.10)	(0.22)	(0.17)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)
Total dividends and distributions	(0.59)	(0.30)	(0.63)	(0.99)	(0.44)	(0.24)
Net asset value, end of period	$ 9.57	$ 9.59	$ 9.24	$ 10.15	$ 10.87	$ 10.57
Total return[3]	6.07%	7.15%	(2.84%)	2.63%	7.06%	5.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,418	$ 2,550	$ 3,729	$ 4,232	$ 9,327	$ 5,646
Ratio of expenses to average net assets	1.40%	1.40%	1.43%	1.40%	1.38%	1.38%
Ratio of expenses to average net assets prior to fees waived[4]	1.72%	1.67%	1.63%	1.75%	1.58%	1.71%
Ratio of net investment income to average net assets	1.80%	1.47%	1.51%	1.48%	1.81%	1.65%

Ratio of net investment income to average net assets prior to fees waived[4]	1.48%	1.20%	1.30%	1.13%	1.61%	1.32%
Portfolio turnover	119%	161%	168%	93%	163%	210%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

Financial highlights
Delaware Foundation® Conservative Allocation Fund Institutional Class
. Selected data for each share of the Fund outstanding throughout each period were as follows:
Institutional Class	Year Ended			10/1/14	Year Ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$ 9.61	$ 9.26	$ 10.18	$ 10.89	$ 10.59	$ 10.23
Income (loss) from investment operations: Net investment income[2]	0.22	0.19	0.19	0.10	0.25	0.22
Net realized and unrealized gain (loss)	0.40	0.51	(0.43)	0.20	0.54	0.43
Total from investment operations	0.62	0.70	(0.24)	0.30	0.79	0.65
Less dividends and distributions from:
Net investment income	(0.22)	(0.22)	(0.19)	(0.12)	(0.27)	(0.22)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)
Total dividends and distributions	(0.64)	(0.35)	(0.68)	(1.01)	(0.49)	(0.29)
Net asset value, end of period	$ 9.59	$ 9.61	$ 9.26	$ 10.18	$ 10.89	$ 10.59
Total return[3]	6.58%	7.66%	(2.44%)	2.98%	7.59%	6.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,692	$11,261	$ 14,226	$18,337	$21,043	$30,615
Ratio of expenses to average net assets	0.90%	0.90%	0.93%	0.90%	0.88%	0.88%
Ratio of expenses to average net assets prior to fees waived[4]	1.22%	1.17%	1.13%	1.25%	1.08%	1.11%
Ratio of net investment income to average net assets	2.30%	1.97%	2.01%	1.98%	2.31%	2.15%

Ratio of net investment income to average net assets prior to fees waived[4]	1.98%	1.70%	1.80%	1.63%	2.11%	1.92%
Portfolio turnover	119%	161%	168%	93%	163%	210%

1 During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the "Statements of operations."

PART B
STATEMENT OF ADDITIONAL INFORMATION

Dated June [__], 2018

Acquisition of the Assets of:
DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND (a series of Delaware Group® Foundation Funds)
By and in exchange for shares of:
DELAWARE FOUNDATION® MODERATE ALLOCATION FUND (a series of Delaware Group Equity Funds V)

DELAWARE FUNDSSM by Macquarie
2005 Market Street
Philadelphia, Pennsylvania 19103
(800) 523-1918

This Statement of Additional Information, relating specifically to the Reorganization of Delaware Foundation Conservative Allocation Fund (the "Acquired Fund") into Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund" and together with the Acquired Fund, the "Funds") consists of this document and the following described documents, each of which is incorporated by reference herein:

•	The Statement of Additional Information of the Trust dated July 28, 2017; and
•	The audited financial statements and related Report of the Independent Registered Public Accounting Firm for the Funds included in the Trust's Annual Report for the fiscal year ended March 31, 2018.

This Statement of Additional Information dated June [__ ], 2018  is not a prospectus.  An information statement/prospectus dated [__ ], 2018  (the "Information Statement/Prospectus") relating to the above referenced matter may be obtained without charge from Delaware Group Foundation Funds (the "Trust"), on behalf of Delaware Foundation Conservative Allocation Fund or Delaware Foundation Moderate Allocation Fund, by calling the telephone number above or by writing to the Trust at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND	3

FINANCIAL STATEMENTS	3

PRO FORMA FINANCIAL INFORMATION	3
2

GENERAL INFORMATION
The Board of Trustees ("Board") of the Trust reviewed and approved a Plan of Reorganization (the "Plan") that provides for the Reorganization of the Acquired Fund with and into the Acquiring Fund. The Board determined that the Reorganization is in the best interests of each Fund and that the interests of shareholders of the respective Funds will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the Reorganization will consist of: (i) the acquisition by the Trust, on behalf of the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by the Trust, on behalf of the Acquiring Fund, of all of the liabilities not discharged by the Acquired Fund after using its best efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the closing of the Reorganization; (iii) the distribution of the Acquiring Fund's shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

This Statement of Additional Information incorporates by reference the following document, which contain additional information about the Acquired Fund and the Acquiring Fund:

•
The Statement of Additional Information of the Trust with respect to the Funds, as filed with the Securities and Exchange Commission ("SEC") on July 27, 2017 (Registration Nos. 333-38801 and 811-08457, EDGAR accession number 0001206774-17-002196).

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Fund and the Acquiring Fund is included in the following document, which is incorporated by reference herein:

•
The audited financial statements and financial highlights and related Report of the Independent Registered Public Accounting Firm for the Funds included in the Trust's Annual Report for the fiscal year ended March 31, 2018 as filed with the SEC on June 8 , 2018 (Registration Nos. 333-38801 and 811-08457, EDGAR accession number  0001206774-17-001794 ).

PRO FORMA FINANCIAL INFORMATION
3

Delaware Foundation Moderate Allocation Portfolio
Pro Forma Schedule of Investments(A)
As of March 31, 2018		% of Total
(Unaudited)		Investments							Delaware Moderate Allocation Portfolio
		(Pro Forma	Delaware Moderate Allocation Portfolio		Delaware Conservative Allocation Portfolio		Pro Forma Adjustments		Pro Forma Combined
		Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Common Stock		47.78%
U.S. Markets		26.20%
Consumer Discretionary		2.17%										144A	Illiquid	Restricted
Amazon.com	†	USD	290	$ 419,729	55.00	79,604.00	0	$ -	345	$ 499,333	†
American Eagle Outfitters			2,715	54,110	500.00	9,965.00			3,215	64,075
Aramark			3,540	140,042	675.00	26,703.00			4,215	166,745
BorgWarner			3,040	152,699	585.00	29,385.00			3,625	182,084
Century Communications	=†		25,000	0	0	0			25,450	21,699	=†
Cheesecake Factory			2,355	113,558	450.00	21,699.00			2,910	128,099
Chuy's Holdings	†		2,855	74,801	555.00	14,541.00			3,215	88,362	†
Cinemark Holdings			1,890	71,196	360.00	13,561.00			2,855	104,170
Comcast Class A			5,030	171,875	965.00	32,974.00			5,690	181,940
Del Frisco's Restaurant Group	†		3,460	52,765	660.00	10,065.00			4,313	132,563	†
Dollar General			4,198	392,723	853.00	79,798.00			5,598	525,583
Dollar Tree	†		7,000	664,300	1,400.00	132,860.00			7,249	722,456	†
Domino's Pizza			1,218	284,476	249.00	58,156.00			1,528	307,211
Five Below	†		1,600	117,344	310.00	22,735.00			2,025	193,096	†
Home Depot			2,190	390,346	425.00	75,752.00			2,465	413,812
Jack in the Box			1,430	122,022	275.00	23,466.00			1,970	138,929
Liberty Global Class A	†		2,625	82,189	540.00	16,907.00			4,972	153,608	†
Liberty Global Class C	†		11,426	347,693	2,347.00	71,419.00			14,174	416,860	†
Liberty Interactive Corp. QVC Group Class A	†		13,392	337,077	2,748.00	69,167.00			14,992	477,477	†
Lowe's			7,700	675,675	1,600.00	140,400.00			8,582	714,395
Malibu Boats Class A	†		3,478	115,504	665.00	22,085.00			4,013	151,049	†
NIKE Class B			2,780	184,703	535.00	35,545.00			3,375	219,148
Starbucks			3,110	180,038	595.00	34,445.00			3,630	208,570
Steven Madden			5,430	238,377	882.00	38,720.00			6,095	260,462
Tenneco			2,665	146,229	520.00	28,532.00			3,100	165,043
Toll Brothers			2,240	96,880	435.00	18,814.00			2,480	112,005
Tractor Supply			1,250	78,775	240.00	15,125.00			2,705	138,270
TripAdvisor	†		7,113	290,851	1,455.00	59,495.00			7,598	339,564	†
Walt Disney			2,510	252,104	485.00	48,713.00			2,510	252,104

				6,248,081		1,230,631		0		7,478,712
Consumer Staples		0.93%
Archer-Daniels-Midland			17,000	737,290	3,500.00	151,795.00			20,500	889,085
Casey's General Stores			1,310	143,799	245.00	26,894.00			1,555	170,693
CVS Health			9,700	603,437	2,100.00	130,641.00			11,800	734,078
General Mills			2,830	127,520	530.00	23,882.00			3,360	151,402
J&J Snack Foods			941	128,503	167.00	22,806.00			1,108	151,309
Mondelez International			16,500	688,545	3,273.00	136,582.00			19,773	825,127
PepsiCo			1,370	149,535	250.00	27,287.00			1,620	176,822
Pinnacle Foods			1,560	84,396	295.00	15,959.00			1,855	100,355

				2,663,025		535,846		0		3,198,871

Energy		1.79%
Carrizo Oil & Gas	†		6,285	100,560	1,215.00	19,440.00		7,500	120,000	†
Chevron			8,430	961,357	1,670.00	190,447.00		10,100	1,151,804
ConocoPhillips			13,700	812,273	2,500.00	148,225.00		16,200	960,498
EOG Resources			2,000	210,540	385.00	40,529.00		2,385	251,069
Halliburton			19,530	916,738	3,960.00	185,882.00		23,490	1,102,620
Keane Group	†		5,330	78,884	1,010.00	14,948.00		6,340	93,832	†
Marathon Oil			43,289	698,252	9,360.00	150,977.00		52,649	849,229
Occidental Petroleum			12,300	799,008	2,515.00	163,374.00		14,815	962,382
Pioneer Energy Services	†		15,985	43,159	3,090.00	8,343.00		19,075	51,502	†
Pioneer Natural Resources			1,420	243,928	275.00	47,239.00		1,695	291,167
SRC Energy	†		15,560	146,731	3,005.00	28,337.00		18,565	175,068	†
Superior Energy Services	†		5,665	47,756	1,085.00	9,147.00		6,750	56,903	†
US Silica Holdings			2,475	63,162	470.00	11,994.00		2,945	75,156

				5,122,348		1,018,882	0		6,141,230

Financials		3.36%
Allstate			7,300	692,040	1,500.00	142,200.00		8,800	834,240
American Equity Investment Life Holding			3,375	99,090	570.00	16,735.00		3,945	115,825
Bank of New York Mellon			13,000	669,890	2,700.00	139,131.00		15,700	809,021
BB&T			14,500	754,580	2,800.00	145,712.00		17,300	900,292
BlackRock			470	254,608	100.00	54,172.00		570	308,780
Bryn Mawr Bank			1,385	60,871	255.00	11,207.00		1,640	72,078
Capital One Financial			1,810	173,434	340.00	32,579.00		2,150	206,013
CenterState Bank			3,165	83,967	605.00	16,051.00		3,770	100,018
Charles Schwab			8,265	431,598	1,698.00	88,670.00		9,963	520,268
City Holding			1,261	86,454	255.00	17,483.00		1,516	103,937
CME Group			1,830	295,984	376.00	60,814.00		2,206	356,798
CoBiz Financial			4,280	83,888	810.00	15,876.00		5,090	99,764
Comerica			1,930	185,145	380.00	36,453.00		2,310	221,598
East West Bancorp			2,700	168,858	520.00	32,521.00		3,220	201,379
Essent Group	†		3,915	166,622	735.00	31,282.00		4,650	197,904	†
Evercore Class A			1,590	138,648	315.00	27,468.00		1,905	166,116
FCB Financial Holdings Class A	†		2,010	102,711	370.00	18,907.00		2,380	121,618	†
First Bancorp (North Carolina)			2,410	85,917	450.00	16,043.00		2,860	101,960
First Interstate BancSystem			2,915	115,288	545.00	21,555.00		3,460	136,843
Great Western Bancorp			3,746	150,851	715.00	28,793.00		4,461	179,644
Hope Bancorp			7,115	129,422	1,430.00	26,012.00		8,545	155,434
Houlihan Lokey			1,230	54,858	220.00	9,812.00		1,450	64,670
Independent Bank			1,255	89,795	250.00	17,887.00		1,505	107,682
Independent Bank Group			1,515	107,111	295.00	20,857.00		1,810	127,968
Infinity Property & Casualty			765	90,576	145.00	17,168.00		910	107,744
Intercontinental Exchange			8,235	597,202	1,654.00	119,948.00		9,889	717,150
Invesco			5,310	169,973	1,020.00	32,650.00		6,330	202,623
JPMorgan Chase & Co.			4,320	475,070	830.00	91,275.00		5,150	566,345
KeyCorp			12,270	239,879	2,380.00	46,529.00		14,650	286,408
MainSource Financial Group			2,295	93,292	430.00	17,479.00		2,725	110,771
Marsh & McLennan			8,700	718,533	1,800.00	148,662.00		10,500	867,195
MGIC Investment	†		20,160	262,080	3,640.00	47,320.00		23,800	309,400	†
Old National Bancorp			6,995	118,215	1,370.00	23,153.00		8,365	141,368
Primerica			1,490	143,934	300.00	28,980.00		1,790	172,914
Prudential Financial			1,280	132,544	245.00	25,370.00		1,525	157,914
Raymond James Financial			1,620	144,844	310.00	27,717.00		1,930	172,561
Reinsurance Group of America			560	86,240	105.00	16,170.00		665	102,410
Selective Insurance Group			2,215	134,451	435.00	26,405.00		2,650	160,856
State Street			1,540	153,584	295.00	29,420.00		1,835	183,004
Sterling Bancorp			6,165	139,021	1,140.00	25,707.00		7,305	164,728
Stifel Financial			2,405	142,448	460.00	27,246.00		2,865	169,694
Travelers			890	123,585	160.00	22,218.00		1,050	145,803
Umpqua Holdings			5,990	128,246	1,140.00	24,407.00		7,130	152,653
United Bankshares			2,604	91,791	509.00	17,942.00		3,113	109,733
US Bancorp			2,840	143,420	550.00	27,775.00		3,390	171,195
WSFS Financial			3,120	149,448	580.00	27,782.00		3,700	177,230

				9,660,006		1,899,543	0		11,559,549

Health Care		3.99%
Abbott Laboratories			16,540	991,077	3,165.00	189,647.00		19,705	1,180,724
AbbVie			1,740	164,691	325.00	30,761.00		2,065	195,452
Adamas Pharmaceuticals	†		3,985	95,241	760.00	18,164.00		4,745	113,405	†
Allergan			1,770	297,873	359.00	60,416.00		2,129	358,289
Biogen	†		1,461	400,051	301.00	82,420.00		1,762	482,471	†
Brookdale Senior Living	†		15,675	105,179	3,025.00	20,298.00		18,700	125,477	†
Cardinal Health			10,800	676,944	2,100.00	131,628.00		12,900	808,572
Catalent	†		3,500	143,710	695.00	28,537.00		4,195	172,247	†
Celgene	†		1,410	125,786	275.00	24,533.00		1,685	150,319	†
Cigna			950	159,353	185.00	31,032.00		1,135	190,385
Clovis Oncology	†		2,125	112,200	410.00	21,648.00		2,535	133,848	†
CONMED			2,840	179,857	550.00	34,831.00		3,390	214,688
CryoLife	†		6,672	133,774	1,281.00	25,684.00		7,953	159,458	†
DENTSPLY SIRONA			5,618	282,642	1,154.00	58,058.00		6,772	340,700
DexCom	†		2,030	150,545	390.00	28,922.00		2,420	179,467	†
Edwards Lifesciences	†		1,010	140,915	190.00	26,509.00		1,200	167,424	†
Eli Lilly & Co.			1,570	121,471	305.00	23,598.00		1,875	145,069
Encompass Health			2,855	163,220	540.00	30,872.00		3,395	194,092
Exact Sciences	†		2,970	119,780	565.00	22,786.00		3,535	142,566	†
Express Scripts Holding	†		12,380	855,210	2,290.00	158,193.00		14,670	1,013,403	†
Illumina	†		1,036	244,931	213.00	50,357.00		1,249	295,288	†
IQVIA Holdings	†		4,500	441,495	920.00	90,261.00		5,420	531,756	†
Johnson & Johnson			7,710	988,037	1,540.00	197,351.00		9,250	1,185,388
Ligand Pharmaceuticals Class B	†		955	157,728	185.00	30,555.00		1,140	188,283	†
Medicines	†		3,525	116,113	685.00	22,564.00		4,210	138,677	†
Merck & Co.			14,740	802,888	3,110.00	169,402.00		17,850	972,290
Merit Medical Systems	†		3,470	157,365	661.00	29,976.00		4,131	187,341	†
Natera	†		5,548	51,430	1,070.00	9,919.00		6,618	61,349	†
NuVasive	†		1,715	89,540	325.00	16,968.00		2,040	106,508	†
Pfizer			19,722	699,934	4,068.00	144,373.00		23,790	844,307
Prestige Brands Holdings	†		2,943	99,238	566.00	19,086.00		3,509	118,324	†
Quest Diagnostics			7,100	712,130	1,400.00	140,420.00		8,500	852,550
Quidel	†		3,790	196,360	730.00	37,821.00		4,520	234,181	†
Repligen	†		3,415	123,555	650.00	23,517.00		4,065	147,072	†
Retrophin	†		4,740	105,986	920.00	20,571.00		5,660	126,557	†
Spark Therapeutics	†		1,215	80,907	230.00	15,316.00		1,445	96,223	†
Spectrum Pharmaceuticals	†		1,680	27,031	320.00	5,149.00		2,000	32,180	†
TESARO	†		1,020	58,283	190.00	10,857.00		1,210	69,140	†
Thermo Fisher Scientific			880	181,685	180.00	37,163.00		1,060	218,848
UnitedHealth Group			1,113	238,182	226.00	48,364.00		1,339	286,546
Vanda Pharmaceuticals	†		7,905	133,199	1,505.00	25,359.00		9,410	158,558	†
Vertex Pharmaceuticals	†		850	138,533	165.00	26,892.00		1,015	165,425	†
West Pharmaceutical Services			870	76,812	165.00	14,568.00		1,035	91,380
Wright Medical Group	†		5,705	113,187	1,090.00	21,626.00		6,795	134,813	†

				11,454,068		2,256,972	0		13,711,040
Industrials		2.53%
AAON			2,796	109,044	523.00	20,397.00		3,319	129,441
ABM Industries			3,925	131,409	750.00	25,110.00		4,675	156,519
Applied Industrial Technologies			2,155	157,099	415.00	30,253.00		2,570	187,352
ASGN	†		1,595	130,599	310.00	25,383.00		1,905	155,982	†
Barnes Group			2,478	148,407	479.00	28,687.00		2,957	177,094
Casella Waste Systems	†		5,636	131,770	1,070.00	25,017.00		6,706	156,787	†
Columbus McKinnon			3,388	121,426	645.00	23,117.00		4,033	144,543
Continental Building Products	†		7,545	215,410	1,455.00	41,540.00		9,000	256,950	†
Eaton			1,470	117,468	290.00	23,174.00		1,760	140,642
ESCO Technologies			2,004	117,334	390.00	22,835.00		2,394	140,169
Federal Signal			5,105	112,412	1,065.00	23,451.00		6,170	135,863
FedEx			2,040	489,824	415.00	99,646.00		2,455	589,470
Gates Industrial	†		3,120	54,631	565.00	9,893.00		3,685	64,524	†
Granite Construction			2,238	125,015	435.00	24,299.00		2,673	149,314
Hawaiian Holdings			1,435	55,535	275.00	10,643.00		1,710	66,178
Honeywell International			850	122,833	160.00	23,122.00		1,010	145,955
Ingersoll-Rand			850	72,683	160.00	13,682.00		1,010	86,365
Kadant			1,556	147,042	294.00	27,783.00		1,850	174,825
KeyW Holding	†		4,140	32,540	790.00	6,209.00		4,930	38,749	†
Kforce			5,355	144,853	1,034.00	27,970.00		6,389	172,823
KLX	†		2,010	142,831	390.00	27,713.00		2,400	170,544	†
Knight-Swift Transportation Holdings			2,890	132,969	561.00	25,812.00		3,451	158,781
Lockheed Martin			400	135,172	85.00	28,724.00		485	163,896
MasTec	†		1,070	50,343	205.00	9,645.00		1,275	59,988	†
MYR Group	†		3,670	113,109	665.00	20,495.00		4,335	133,604	†
Navigant Consulting	†		4,680	90,043	905.00	17,412.00		5,585	107,455	†
Nielsen Holdings			2,130	67,713	405.00	12,875.00		2,535	80,588
Northrop Grumman			2,300	802,976	400.00	139,648.00		2,700	942,624
Oshkosh			1,110	85,770	210.00	16,227.00		1,320	101,997
Parker-Hannifin			1,310	224,049	255.00	43,613.00		1,565	267,662
Raytheon			3,800	820,116	700.00	151,074.00		4,500	971,190
Rockwell Automation			290	50,518	60.00	10,452.00		350	60,970
Rockwell Collins			600	80,910	115.00	15,508.00		715	96,418
Southwest Airlines			2,350	134,608	450.00	25,776.00		2,800	160,384
Tetra Tech			2,790	136,571	555.00	27,167.00		3,345	163,738
Union Pacific			1,920	258,106	380.00	51,083.00		2,300	309,189
United Technologies			1,920	241,574	370.00	46,553.00		2,290	288,127
US Ecology			2,885	153,771	575.00	30,647.00		3,460	184,418
WageWorks	†		1,827	82,580	356.00	16,091.00		2,183	98,671	†
Waste Management			8,600	723,432	1,700.00	143,004.00		10,300	866,436
Woodward			715	51,237	140.00	10,032.00		855	61,269

				7,315,732		1,401,762	0		8,717,494
Information Technology		5.26%
Accenture Class A			1,170	179,595	220.00	33,770.00		1,390	213,365
Adobe Systems	†		790	170,703	155.00	33,492.00		945	204,195	†
Alphabet Class A	†		937	971,800	191.00	198,094.00		1,128	1,169,894	†
Alphabet Class C	†		220	226,994	45.00	46,431.00		265	273,425	†
Analog Devices			1,400	127,582	270.00	24,605.00		1,670	152,187
Anixter International	†		1,650	124,987	325.00	24,619.00		1,975	149,606	†
Apple			3,785	635,047	735.00	123,318.00		4,520	758,365
Applied Materials			7,136	396,833	1,450.00	80,635.00		8,586	477,468
Apptio Class A	†		1,505	42,652	296.00	8,389.00		1,801	51,041	†
Arista Networks	†		1,035	264,235	211.00	53,868.00		1,246	318,103	†
Belden			1,780	122,713	345.00	23,784.00		2,125	146,497
Broadcom			870	205,015	180.00	42,417.00		1,050	247,432
Brooks Automation			4,145	112,247	800.00	21,664.00		4,945	133,911
CA			20,445	693,085	4,228.00	143,329.00		24,673	836,414
Callidus Software	†		7,010	252,009	1,350.00	48,533.00		8,360	300,542	†
Cisco Systems			22,650	971,459	4,250.00	182,283.00		26,900	1,153,742
Convergys			2,435	55,080	495.00	11,197.00		2,930	66,277
eBay	†		11,194	450,447	2,299.00	92,512.00		13,493	542,959	†
Electronic Arts	†		2,823	342,260	580.00	70,319.00		3,403	412,579	†
ExlService Holdings	†		2,280	127,156	445.00	24,818.00		2,725	151,974	†
Facebook Class A	†		1,530	244,479	290.00	46,339.00		1,820	290,818	†
GrubHub	†		2,480	251,646	480.00	48,706.00		2,960	300,352	†
II-VI	†		2,650	108,385	500.00	20,450.00		3,150	128,835	†
Intel			22,370	1,165,030	4,160.00	216,653.00		26,530	1,381,683
j2 Global			1,810	142,845	355.00	28,017.00		2,165	170,862
MACOM Technology Solutions Holdings	†		2,380	39,508	446.00	7,404.00		2,826	46,912	†
Mastercard Class A			3,950	691,882	812.00	142,230.00		4,762	834,112
MaxLinear Class A	†		6,020	136,955	1,145.00	26,049.00		7,165	163,004	†
Microsoft			13,946	1,272,851	2,802.00	255,739.00		16,748	1,528,590
NETGEAR	†		2,165	123,838	415.00	23,738.00		2,580	147,576	†
Oracle			16,070	735,203	3,315.00	151,661.00		19,385	886,864
Paycom Software	†		1,175	126,183	220.00	23,626.00		1,395	149,809	†
PayPal Holdings	†		11,202	849,896	2,273.00	172,452.00		13,475	1,022,348	†
Plantronics			1,985	119,834	395.00	23,846.00		2,380	143,680
Proofpoint	†		1,885	214,230	360.00	40,914.00		2,245	255,144	†
PTC	†		1,330	103,753	255.00	19,893.00		1,585	123,646	†
Q2 Holdings	†		2,120	96,566	405.00	18,448.00		2,525	115,014	†
salesforce.com	†		1,520	176,776	290.00	33,727.00		1,810	210,503	†
Semtech	†		3,825	149,366	755.00	29,483.00		4,580	178,849	†
ServiceNow	†		400	66,180	80.00	13,236.00		480	79,416	†
Silicon Laboratories	†		1,115	100,239	225.00	20,227.00		1,340	120,466	†
SS&C Technologies Holdings			2,360	126,590	470.00	25,211.00		2,830	151,801
Symantec			9,476	244,955	1,938.00	50,097.00		11,414	295,052
Take-Two Interactive Software	†		4,095	400,409	834.00	81,549.00		4,929	481,958	†
Tyler Technologies	†		810	170,878	155.00	32,699.00		965	203,577	†
Visa Class A			6,311	754,922	1,296.00	155,028.00		7,607	909,950

				15,085,298		2,995,499	0		18,080,797

Materials		0.81%
Axalta Coating Systems	†		2,200	66,418	425.00	12,831.00		2,625	79,249	†
Balchem			965	78,889	185.00	15,124.00		1,150	94,013
Boise Cascade			4,000	154,400	725.00	27,985.00		4,725	182,385
DowDuPont			13,212	841,736	2,614.00	166,538.00		15,826	1,008,274
Eastman Chemical			2,100	221,718	415.00	43,816.00		2,515	265,534
Kaiser Aluminum			1,435	144,791	290.00	29,261.00		1,725	174,052
Minerals Technologies			2,450	164,027	485.00	32,471.00		2,935	196,498
Neenah			2,325	182,280	445.00	34,888.00		2,770	217,168
Quaker Chemical			870	128,873	175.00	25,923.00		1,045	154,796
Venator Materials	†		2,875	52,009	550.00	9,949.00		3,425	61,958	†
WestRock			2,544	163,248	500.00	32,085.00		3,044	195,333
Worthington Industries			3,050	130,906	580.00	24,894.00		3,630	155,800

				2,329,295		455,765	0		2,785,060
Real Estate		4.39%
American Tower			1,950.00	283,413.00	380.00	55,229.00		2,330	338,642
Apartment Investment & Management			3,900.00	158,925.00	725.00	29,544.00		4,625	188,469
Armada Hoffler Properties			3,545.00	48,531.00	685.00	9,378.00		4,230	57,909
AvalonBay Communities			2,900.00	476,934.00	525.00	86,341.00		3,425	563,275
Boston Properties			3,600.00	443,592.00	700.00	86,254.00		4,300	529,846
Brandywine Realty Trust			26,875.00	426,775.00	2,425.00	38,509.00		29,300	465,284
Brixmor Property Group			4,950.00	75,487.00	970.00	14,793.00		5,920	90,280
Camden Property Trust			600.00	50,508.00	200.00	16,836.00		800	67,344
Cousins Properties			7,500.00	65,100.00	1,350.00	11,718.00		8,850	76,818
Crown Castle International			3,988.00	437,125.00	811.00	88,894.00		4,799	526,019
DCT Industrial Trust			4,268.00	240,459.00	300.00	16,902.00		4,568	257,361
DDR			13,775.00	100,971.00	2,000.00	14,660.00		15,775	115,631
Douglas Emmett			7,600.00	279,376.00	1,550.00	56,978.00		9,150	336,354
EastGroup Properties			1,265.00	104,565.00	245.00	20,252.00		1,510	124,817
Empire State Realty Trust			2,450.00	41,135.00	0.00	0.00		2,450	41,135
Equinix			535.00	223,705.00	110.00	45,995.00		645	269,700
Equity LifeStyle Properties			2,100.00	184,317.00	425.00	37,302.00		2,525	221,619
Equity Residential			19,120.00	1,178,174.00	3,800.00	234,156.00		22,920	1,412,330
Essex Property Trust			1,575.00	379,071.00	425.00	102,289.00		2,000	481,360
Extra Space Storage			1,950.00	170,352.00	375.00	32,760.00		2,325	203,112
Federal Realty Investment Trust			1,025.00	119,013.00	225.00	26,125.00		1,250	145,138
First Industrial Realty Trust			13,525.00	395,336.00	2,705.00	79,067.00		16,230	474,403
GGP			17,525.00	358,561.00	3,175.00	64,961.00		20,700	423,522
Gramercy Property Trust			6,070.00	131,901.00	1,171.00	25,446.00		7,241	157,347
Highwoods Properties			4,200.00	184,044.00	950.00	41,629.00		5,150	225,673
Host Hotels & Resorts			13,750.00	256,300.00	2,850.00	53,124.00		16,600	309,424
JBG SMITH Properties			2,087.00	70,353.00	475.00	16,012.00		2,562	86,365
Kilroy Realty			2,575.00	182,722.00	525.00	37,254.00		3,100	219,976
Kimco Realty			9,225.00	132,840.00	1,550.00	22,320.00		10,775	155,160
Kite Realty Group Trust			7,962.00	121,261.00	1,573.00	23,957.00		9,535	145,218
LaSalle Hotel Properties			1,850.00	53,669.00	425.00	12,329.00		2,275	65,998
Lexington Realty Trust			9,000.00	70,830.00	1,675.00	13,182.00		10,675	84,012
Liberty Property Trust			0.00	0.00	375.00	14,899.00		375	14,899
LTC Properties			0.00	0.00	125.00	4,750.00		125	4,750
Macerich			2,300.00	128,846.00	425.00	23,809.00		2,725	152,655
Mack-Cali Realty			5,565.00	92,991.00	1,070.00	17,880.00		6,635	110,871
Mid-America Apartment Communities			1,946.00	177,553.00	397.00	36,222.00		2,343	213,775
National Retail Properties			3,225.00	126,613.00	700.00	27,482.00		3,925	154,095
Omega Healthcare Investors			2,800.00	75,712.00	475.00	12,844.00		3,275	88,556
Pebblebrook Hotel Trust			7,025.00	241,309.00	1,280.00	43,968.00		8,305	285,277
Prologis			10,375.00	653,521.00	2,025.00	127,555.00		12,400	781,076
PS Business Parks			1,150.00	129,996.00	250.00	28,260.00		1,400	158,256
Public Storage			2,100.00	420,819.00	425.00	85,166.00		2,525	505,985
Ramco-Gershenson Properties Trust			17,130.00	211,727.00	3,450.00	42,642.00		20,580	254,369
Regency Centers			5,548.00	327,221.00	1,017.00	59,983.00		6,565	387,204
RLJ Lodging Trust			4,450.00	86,508.00	1,050.00	20,412.00		5,500	106,920
Sabra Health Care REIT			0.00	0.00	425.00	7,501.00		425	7,501
Simon Property Group			6,300.00	972,405.00	1,175.00	181,361.00		7,475	1,153,766
SL Green Realty			3,100.00	300,173.00	525.00	50,836.00		3,625	351,009
Spirit Realty Capital			11,300.00	87,688.00	2,225.00	17,266.00		13,525	104,954
Tanger Factory Outlet Centers			4,400.00	96,800.00	950.00	20,900.00		5,350	117,700
Taubman Centers			1,025.00	58,333.00	300.00	17,073.00		1,325	75,406
UDR			6,775.00	241,325.00	1,375.00	48,977.00		8,150	290,302
Urban Edge Properties			1,950.00	41,633.00	375.00	8,006.00		2,325	49,639
Ventas			6,300.00	312,039.00	1,275.00	63,151.00		7,575	375,190
Vornado Realty Trust			4,200.00	282,660.00	950.00	63,935.00		5,150	346,595
Welltower			2,250.00	122,467.00	425.00	23,133.00		2,675	145,600

				12,633,684		2,462,207	0		15,095,891
Telecommunication Services		0.62%
AT&T			27,710.00	987,861.00	5,655.00	201,601.00		33,365	1,189,462
ATN International			2,045.00	121,923.00	405.00	24,146.00		2,450	146,069
Verizon Communications			13,800.00	659,916.00	2,800.00	133,896.00		16,600	793,812

				1,769,700		359,643	0		2,129,343
Utilities		0.35%
Edison International			8,400.00	534,744.00	1,800.00	114,588.00		10,200	649,332
NorthWestern			3,055.00	164,359.00	590.00	31,742.00		3,645	196,101
South Jersey Industries			4,775.00	134,464.00	915.00	25,766.00		5,690	160,230
Spire			2,200.00	159,060.00	430.00	31,089.00		2,630	190,149

				992,627		203,185	0		1,195,812
Total U.S. Markets				75,273,864		14,819,935	0		90,093,799

§Developed Markets – 10.88%		15.11%
Consumer Discretionary		2.84%
Bandai Namco Holdings			3,200.00	105,108.00	600.00	19,708.00		3,800	124,816
Bayerische Motoren Werke			6,679.00	726,473.00	1,275.00	138,681.00		7,954	865,154
Cie Generale des Etablissements Michelin			4,597.00	680,552.00	858.00	127,021.00		5,455	807,573
Denso			3,400.00	185,969.00	700.00	38,288.00		4,100	224,257
Donaco International			206,000.00	34,808.00	43,500.00	7,350.00		249,500	42,158
Industria de Diseno Textil			4,480.00	140,845.00	870.00	27,352.00		5,350	168,197
Kering			1,530.00	733,814.00	297.00	142,446.00		1,827	876,260
Luxottica Group			2,100.00	130,462.00	425.00	26,403.00		2,525	156,865
LVMH Moet Hennessy Louis Vuitton			445.00	137,137.00	90.00	27,736.00		535	164,873
Nitori Holdings			1,048.00	185,213.00	226.00	39,941.00		1,274	225,154
Oriental Land			2,400.00	245,064.00	500.00	51,055.00		2,900	296,119
Playtech			63,219.00	650,198.00	12,397.00	127,501.00		75,616	777,699
Publicis Groupe			3,469.00	241,553.00	669.00	46,584.00		4,138	288,137
Sekisui Chemical			8,900.00	155,241.00	1,800.00	31,397.00		10,700	186,638
Sodexo			1,230.00	123,797.00	250.00	25,162.00		1,480	148,959
Stanley Electric			4,400.00	162,511.00	900.00	33,241.00		5,300	195,752
Techtronic Industries			140,500.00	824,607.00	28,000.00	164,335.00		168,500	988,942
Toyota Motor			14,789.00	948,592.00	2,699.00	173,118.00		17,488	1,121,710
USS			6,100.00	123,255.00	1,200.00	24,247.00		7,300	147,502
Valeo			7,420.00	490,834.00	1,674.00	110,735.00		9,094	601,569
WPP			7,400.00	117,598.00	1,420.00	22,566.00		8,820	140,164
Yue Yuen Industrial Holdings			254,500.00	1,019,646.00	49,500.00	198,320.00		304,000	1,217,966

				8,163,277		1,603,187	0		9,766,464

Consumer Staples		2.08%
Aeon			6,000.00	107,110.00	1,200.00	21,422.00		7,200	128,532
Anheuser-Busch InBev			1,350.00	148,428.00	265.00	29,136.00		1,615	177,564
Asahi Group Holdings			2,100.00	111,843.00	400.00	21,304.00		2,500	133,147
British American Tobacco			3,485.00	201,457.00	690.00	39,887.00		4,175	241,344
Carlsberg Class B			6,044.00	721,621.00	1,173.00	140,050.00		7,217	861,671
Chocoladefabriken Lindt & Spruengli			25.00	155,105.00	5.00	31,021.00		30	186,126
Coca-Cola Amatil			18,795.00	125,858.00	3,671.00	24,582.00		22,466	150,440
Coca-Cola European Partners			3,470.00	144,400.00	665.00	27,673.00		4,135	172,073
Coca-Cola HBC	†		3,550.00	131,374.00	720.00	26,645.00		4,270	158,019	†
Diageo			4,450.00	150,498.00	900.00	30,438.00		5,350	180,936
Essity Class B	†		5,450.00	151,037.00	1,060.00	29,376.00		6,510	180,413	†
Imperial Brands			14,220.00	484,184.00	2,765.00	94,147.00		16,985	578,331
Japan Tobacco			23,600.00	680,021.00	4,500.00	129,665.00		28,100	809,686
Jeronimo Martins			5,230.00	95,126.00	1,110.00	20,189.00		6,340	115,315
Koninklijke Ahold Delhaize			7,302.00	173,028.00	1,430.00	33,885.00		8,732	206,913
L'Oreal			1,230.00	277,806.00	250.00	56,465.00		1,480	334,271
Matsumotokiyoshi Holdings			12,300.00	520,182.00	2,400.00	101,499.00		14,700	621,681
Nestle			4,170.00	329,603.00	845.00	66,790.00		5,015	396,393
Reckitt Benckiser Group (United Kingdom)			1,290.00	108,886.00	255.00	21,524.00		1,545	130,410
Sundrug			2,800.00	129,336.00	600.00	27,715.00		3,400	157,051
Suntory Beverage & Food			2,800.00	136,046.00	600.00	29,153.00		3,400	165,199
Tate & Lyle			15,200.00	116,092.00	2,900.00	22,149.00		18,100	138,241
Treasury Wine Estates			10,050.00	131,306.00	2,050.00	26,784.00		12,100	158,090
Unilever			2,670.00	148,085.00	535.00	29,672.00		3,205	177,757
Unilever CVA			3,800.00	214,493.00	745.00	42,052.00		4,545	256,545
WH Group 144A	#		137,500.00	147,329.00	26,500.00	28,394.00		164,000	175,723	#
Woolworths Group			5,970.00	121,173.00	1,130.00	22,936.00		7,100	144,109

				5,961,427		1,174,553	0		7,135,980
Energy		0.51%
Caltex Australia			4,505.00	109,431.00	855.00	20,769.00		5,360	130,200
Galp Energia			7,700.00	145,212.00	1,555.00	29,325.00		9,255	174,537
Neste			2,000.00	139,210.00	395.00	27,494.00		2,395	166,704
Suncor Energy			13,900.00	480,002.00	2,200.00	75,972.00		16,100	555,974
TOTAL			10,738.00	615,499.00	2,073.00	118,824.00		12,811	734,323

				1,489,354		272,384	0		1,761,738
Financials		2.16%
AIA Group			41,800.00	357,335.00	8,400.00	71,809.00		50,200	429,144
AXA			27,822.00	739,593.00	5,400.00	143,548.00		33,222	883,141
Banco Espirito Santo Class R	=†		285,000.00	0.00	85,000.00	0.00		370,000	0	=†
Banco Santander			39,598.00	259,184.00	7,764.00	50,818.00		47,362	310,002
Bank Leumi Le-Israel			28,800.00	173,965.00	5,700.00	34,431.00		34,500	208,396
DBS Group Holdings			7,900.00	166,867.00	1,600.00	33,796.00		9,500	200,663
ING Groep			42,780.00	721,921.00	8,269.00	139,541.00		51,049	861,462
Investec			20,000.00	154,566.00	3,900.00	30,140.00		23,900	184,706
Mediobanca Banca di Credito Finanziario			7,600.00	89,349.00	1,530.00	17,987.00		9,130	107,336
Mitsubishi UFJ Financial Group			156,173.00	1,023,003.00	30,081.00	197,044.00		186,254	1,220,047
Nomura Holdings			32,300.00	186,779.00	6,400.00	37,009.00		38,700	223,788
Nordea Bank			75,668.00	809,645.00	14,601.00	156,230.00		90,269	965,875
Prudential			7,950.00	198,660.00	1,600.00	39,982.00		9,550	238,642
Standard Chartered			66,380.00	665,284.00	12,875.00	129,038.00		79,255	794,322
UniCredit	†		32,073.00	670,362.00	6,234.00	130,298.00		38,307	800,660	†

				6,216,513		1,211,671	0		7,428,184
Health Care		1.81%
Astellas Pharma			15,100.00	229,044.00	3,000.00	45,505.00		18,100	274,549
Bayer			2,330.00	262,670.00	470.00	52,985.00		2,800	315,655
Fresenius SE & Co.			2,600.00	198,809.00	515.00	39,379.00		3,115	238,188
Indivior	†		27,900.00	159,486.00	5,400.00	30,868.00		33,300	190,354	†
Koninklijke Philips			22,590.00	865,017.00	4,416.00	169,098.00		27,006	1,034,115
Lonza Group	†		500.00	117,920.00	95.00	22,405.00		595	140,325	†
Merck			860.00	82,515.00	175.00	16,791.00		1,035	99,306
Novartis			10,030.00	811,235.00	2,012.00	162,732.00		12,042	973,967
Novo Nordisk Class B			6,550.00	322,167.00	1,300.00	63,942.00		7,850	386,109
Orion Class B			1,680.00	51,429.00	350.00	10,714.00		2,030	62,143
Roche Holding			1,950.00	447,324.00	395.00	90,612.00		2,345	537,936
Sanofi			4,757.00	381,702.00	923.00	74,062.00		5,680	455,764
Shire			19,883.00	989,573.00	3,838.00	191,017.00		23,721	1,180,590
Smith & Nephew			8,130.00	152,088.00	1,560.00	29,183.00		9,690	181,271
Sumitomo Dainippon Pharma			7,100.00	119,173.00	1,400.00	23,499.00		8,500	142,672

				5,190,152		1,022,792	0		6,212,944
Industrials		3.14%
ABB			6,950.00	165,259.00	1,370.00	32,576.00		8,320	197,835
ANDRITZ			2,275.00	127,213.00	450.00	25,163.00		2,725	152,376
Ashtead Group			6,220.00	169,599.00	1,230.00	33,538.00		7,450	203,137
Brenntag			2,850.00	169,667.00	560.00	33,338.00		3,410	203,005
Cie de Saint-Gobain			2,940.00	155,247.00	600.00	31,683.00		3,540	186,930
Deutsche Post			25,168.00	1,102,341.00	4,962.00	217,332.00		30,130	1,319,673
East Japan Railway			5,741.00	532,097.00	1,125.00	104,269.00		6,866	636,366
Eiffage			1,070.00	121,864.00	210.00	23,917.00		1,280	145,781
Elbit Systems			710.00	85,491.00	140.00	16,857.00		850	102,348
Fraport Frankfurt Airport Services Worldwide			1,500.00	148,038.00	290.00	28,621.00		1,790	176,659
Fuji Electric			19,000.00	129,280.00	4,000.00	27,217.00		23,000	156,497
ITOCHU			70,849.00	1,375,964.00	12,737.00	247,366.00		83,586	1,623,330
Japan Airlines			4,000.00	160,970.00	800.00	32,194.00		4,800	193,164
Leonardo			32,242.00	372,883.00	6,303.00	72,895.00		38,545	445,778
Meggitt			74,572.00	452,393.00	14,471.00	87,789.00		89,043	540,182
MINEBEA MITSUMI			29,300.00	625,625.00	5,700.00	121,709.00		35,000	747,334
Mitsubishi Electric			8,500.00	135,922.00	1,700.00	27,184.00		10,200	163,106
Qantas Airways			27,400.00	123,617.00	5,500.00	24,814.00		32,900	148,431
Rexel			15,821.00	268,004.00	3,054.00	51,734.00		18,875	319,738
Rolls-Royce Holdings	†		8,850.00	108,201.00	1,800.00	22,007.00		10,650	130,208	†
Safran			1,720.00	182,543.00	345.00	36,615.00		2,065	219,158
Schneider Electric			1,890.00	166,436.00	370.00	32,583.00		2,260	199,019
Teleperformance			4,189.00	649,617.00	821.00	127,318.00		5,010	776,935
Tokyu			11,900.00	185,425.00	2,300.00	35,839.00		14,200	221,264
Vestas Wind Systems			1,380.00	98,742.00	276.00	19,748.00		1,656	118,490
Vinci			7,991.00	787,074.00	1,572.00	154,834.00		9,563	941,908
Volvo Class B			10,400.00	190,365.00	2,033.00	37,213.00		12,433	227,578
Wolters Kluwer			2,755.00	146,524.00	560.00	29,784.00		3,315	176,308
Yamato Holdings			4,600.00	115,362.00	1,000.00	25,079.00		5,600	140,441

				9,051,763		1,761,216	0		10,812,979
Information Technology		0.98%
Amadeus IT Group			2,160.00	159,847.00	430.00	31,821.00		2,590	191,668
ASM Pacific Technology			11,700.00	164,834.00	2,300.00	32,403.00		14,000	197,237
ASML Holding (New York Shares)			1,134.00	225,167.00	230.00	45,669.00		1,364	270,836
Atos			1,200.00	164,411.00	235.00	32,197.00		1,435	196,608
CGI Group Class A	†		10,004.00	576,937.00	2,032.00	117,187.00		12,036	694,124	†
Computershare			10,000.00	134,105.00	2,000.00	26,821.00		12,000	160,926
Fujitsu			19,000.00	116,923.00	4,000.00	24,615.00		23,000	141,538
Infineon Technologies			6,410.00	172,386.00	1,270.00	34,154.00		7,680	206,540
InterXion Holding	†		2,315.00	143,785.00	435.00	27,018.00		2,750	170,803	†
Nice	†		1,680.00	156,973.00	330.00	30,834.00		2,010	187,807	†
Sage Group			12,500.00	112,318.00	2,500.00	22,464.00		15,000	134,782
SAP			1,905.00	199,990.00	380.00	39,893.00		2,285	239,883
Seiko Epson			7,500.00	133,288.00	1,500.00	26,658.00		9,000	159,946
Tokyo Electron			1,000.00	188,102.00	200.00	37,620.00		1,200	225,722
Trend Micro			2,800.00	167,097.00	600.00	35,807.00		3,400	202,904

				2,816,163		565,161	0		3,381,324
Materials		0.89%
Akzo Nobel			1,880.00	177,628.00	365.00	34,486.00		2,245	212,114
Alamos Gold			24,971.00	129,860.00	4,502.00	23,412.00		29,473	153,272
Anglo American			3,500.00	81,531.00	700.00	16,306.00		4,200	97,837
BlueScope Steel			10,350.00	121,770.00	2,000.00	23,530.00		12,350	145,300
Covestro 144A	#		1,605.00	158,040.00	310.00	30,525.00		1,915	188,565	#
CRH			4,750.00	160,892.00	960.00	32,517.00		5,710	193,409
Daicel			12,900.00	140,875.00	2,600.00	28,393.00		15,500	169,268
Givaudan			80.00	182,507.00	16.00	36,501.00		96	219,008
Johnson Matthey			2,702.00	115,271.00	550.00	23,464.00		3,252	138,735
Kuraray			8,100.00	137,633.00	1,600.00	27,187.00		9,700	164,820
Norsk Hydro			17,800.00	105,584.00	3,450.00	20,464.00		21,250	126,048
Rio Tinto			10,979.00	557,119.00	2,136.00	108,389.00		13,115	665,508
Shin-Etsu Chemical			2,500.00	258,564.00	500.00	51,713.00		3,000	310,277
South32			56,200.00	141,240.00	10,800.00	27,142.00		67,000	168,382
Yamana Gold			34,383.00	95,008.00	5,653.00	15,620.00		40,036	110,628

				2,563,522		499,649	0		3,063,171
Real Estate		0.17%
Azrieli Group			1,900.00	91,335.00	400.00	19,228.00		2,300	110,563
Daito Trust Construction			1,000.00	172,830.00	200.00	34,566.00		1,200	207,396
Klepierre			3,000.00	120,922.00	575.00	23,177.00		3,575	144,099
Mirvac Group			64,750.00	107,607.00	12,650.00	21,023.00		77,400	128,630

				492,694		97,994	0		590,688
Telecommunication Services		0.42%
Nippon Telegraph & Telephone			15,086.00	694,717.00	2,944.00	135,573.00		18,030	830,290
Tele2 Class B			23,736.00	285,837.00	4,598.00	55,371.00		28,334	341,208
Vodafone Group			80,800.00	221,071.00	16,000.00	43,777.00		96,800	264,848

				1,201,625		234,721	0		1,436,346
Utilities		0.11%
National Grid			11,403.00	128,358.00	2,213.00	24,911.00		13,616	153,269
Tokyo Gas			7,000.00	185,616.00	1,400.00	37,123.00		8,400	222,739

				313,974		62,034	0		376,008
Total Developed Markets				43,460,464		8,505,362	0		51,965,826

XEmerging Markets		6.47%
Consumer Discretionary		0.43%
Arcos Dorados Holdings Class A			19,500.00	178,425.00	3,800.00	34,770.00		23,300	213,195
Astra International			340,400.00	181,026.00	65,600.00	34,886.00		406,000	215,912
B2W Cia Digital	†		45,044.00	347,914.00	8,690.00	67,120.00		53,734	415,034	†
Ctrip.com International ADR	†		3,300.00	153,846.00	600.00	27,972.00		3,900	181,818	†
Grupo Televisa ADR			9,250.00	147,630.00	1,825.00	29,127.00		11,075	176,757
Hyundai Motor			796.00	107,164.00	152.00	20,463.00		948	127,627
Woolworths Holdings			23,228.00	117,751.00	5,149.00	26,102.00		28,377	143,853

				1,233,756		240,440	0		1,474,196
Consumer Staples		0.79%
Atacadao Distribuicao Comercio e Industria	†		16,400.00	75,009.00	3,300.00	15,093.00		19,700	90,102	†
BRF ADR	†		12,660.00	87,607.00	2,700.00	18,684.00		15,360	106,291	†
China Mengniu Dairy			74,000.00	255,380.00	14,000.00	48,315.00		88,000	303,695
Cia Brasileira de Distribuicao ADR			6,900.00	139,380.00	1,400.00	28,280.00		8,300	167,660
Cia Cervecerias Unidas ADR			3,300.00	97,053.00	600.00	17,646.00		3,900	114,699
Coca-Cola Femsa ADR			5,600.00	372,008.00	1,130.00	75,066.00		6,730	447,074
Fomento Economico Mexicano ADR			1,625.00	148,574.00	300.00	27,429.00		1,925	176,003
Lotte Chilsung Beverage			89.00	128,085.00	18.00	25,905.00		107	153,990
Lotte Confectionery			367.00	59,910.00	97.00	15,834.00		464	75,744
Tingyi Cayman Islands Holding			157,816.00	327,369.00	29,908.00	62,040.00		187,724	389,409
Uni-President China Holdings			309,000.00	268,122.00	63,600.00	55,186.00		372,600	323,308
Wal-Mart de Mexico			44,372.00	112,907.00	8,690.00	22,112.00		53,062	135,019
X5 Retail Group GDR	†		5,501.00	184,484.00	1,088.00	36,488.00		6,589	220,972	†

				2,255,888		448,078	0		2,703,966
Energy		1.06%
China Petroleum & Chemical			198,850.00	176,396.00	33,350.00	29,584.00		232,200	205,980
Gazprom PJSC ADR			55,537.00	270,806.00	10,713.00	52,238.00		66,250	323,044
LUKOIL PJSC ADR			4,500.00	311,490.00	900.00	62,298.00		5,400	373,788
Petroleo Brasileiro ADR	†		22,200.00	313,908.00	4,319.00	61,071.00		26,519	374,979	†
PTT			11,991.00	211,674.00	2,341.00	41,325.00		14,332	252,999
Reliance Industries GDR 144A	#		59,018.00	1,605,065.00	11,579.00	314,905.00		70,597	1,919,970	#
Rosneft Oil PJSC GDR			27,910.00	153,307.00	6,215.00	34,138.00		34,125	187,445

				3,042,646		595,559	0		3,638,205
Financials		0.91%
Akbank Turk			108,919.00	263,650.00	22,491.00	54,442.00		131,410	318,092
Banco Bradesco ADR			13,240.00	157,291.00	2,580.00	30,650.00		15,820	187,941
Banco Santander Brasil ADR			8,100.00	97,362.00	1,400.00	16,828.00		9,500	114,190
Banco Santander Mexico ADR			18,600.00	133,362.00	3,800.00	27,246.00		22,400	160,608
Grupo Financiero Banorte			19,600.00	119,810.00	4,100.00	25,062.00		23,700	144,872
ICICI Bank ADR			21,690.00	191,957.00	4,200.00	37,170.00		25,890	229,127
Industrial & Commercial Bank of China			253,000.00	220,486.00	53,000.00	46,189.00		306,000	266,675
Itau Unibanco Holding ADR			17,640.00	275,184.00	3,403.00	53,087.00		21,043	328,271
KB Financial Group ADR			4,489.00	260,093.00	827.00	47,916.00		5,316	308,009
Ping An Insurance Group Co. of China			17,500.00	180,437.00	3,500.00	36,087.00		21,000	216,524
Samsung Life Insurance			2,564.00	279,036.00	513.00	55,829.00		3,077	334,865
Sberbank of Russia PJSC			98,223.00	433,613.00	18,779.00	82,901.00		117,002	516,514

				2,612,281		513,407	0		3,125,688
Healthcare		0.02%
Hypera			6,600.00	72,068.00	1,200.00	13,103.00		7,800	85,171

				72,068		13,103	0		85,171
Industrials		0.07%
Gol Linhas Aereas Inteligentes ADR	†		7,650.00	99,373.00	1,450.00	18,835.00		9,100	118,208	†
Lotte	†		1,668.00	99,370.00	323.00	19,242.00		1,991	118,612	†

				198,743		38,077	0		236,820
Information Technology		2.36%
Alibaba Group Holding ADR	†		5,000.00	917,700.00	990.00	181,705.00		5,990	1,099,405	†
Baidu ADR	†		1,325.00	295,727.00	275.00	61,377.00		1,600	357,104	†
Hon Hai Precision Industry			73,978.00	224,545.00	15,468.00	46,950.00		89,446	271,495
Mail.Ru Group GDR	†		2,614.00	91,060.00	513.00	17,871.00		3,127	108,931	†
MediaTek			43,000.00	502,161.00	8,000.00	93,425.00		51,000	595,586
NAVER			137.00	101,796.00	28.00	20,805.00		165	122,601
Samsung Electronics			561.00	1,295,263.00	111.00	256,282.00		672	1,551,545
SINA	†		5,800.00	604,766.00	1,100.00	114,697.00		6,900	719,463	†
SK Hynix			2,822.00	215,244.00	615.00	46,908.00		3,437	262,152
Sohu.com	†		9,500.00	293,740.00	1,800.00	55,656.00		11,300	349,396	†
Taiwan Semiconductor Manufacturing			61,069.00	518,386.00	14,034.00	119,128.00		75,103	637,514
Taiwan Semiconductor Manufacturing ADR			4,000.00	175,040.00	700.00	30,632.00		4,700	205,672
Tencent Holdings			23,000.00	1,234,630.00	4,400.00	236,190.00		27,400	1,470,820
Weibo ADR	†		1,060.00	126,712.00	220.00	26,299.00		1,280	153,011	†
WNS Holdings ADR	†		3,780.00	171,347.00	725.00	32,864.00		4,505	204,211	†
								0	0
				6,768,117		1,340,789	0		8,108,906

Materials		0.11%
Cemex ADR	†		10,426.00	69,020.00	2,100.00	13,902.00		12,526	82,922	†
Cia de Minas Buenaventura ADR			9,400.00	143,162.00	2,100.00	31,983.00		11,500	175,145
Impala Platinum Holdings	†		5,403.00	10,760.00	1,419.00	2,826.00		6,822	13,586	†
UltraTech Cement			1,577.00	95,987.00	305.00	18,564.00		1,882	114,551
								0	0
				318,929		67,275			386,204
Real Estate		0.07%					0
Etalon Group GDR 144A	#		16,400.00	50,020.00	3,700.00	11,285.00		20,100	61,305	#
IRSA Inversiones y Representaciones ADR			4,500.00	106,425.00	800.00	18,920.00		5,300	125,345
UEM Sunrise	†		147,519.00	38,520.00	30,859.00	8,058.00		178,378	46,578	†
								0	0
				194,965		38,263	0		233,228
Telecommunication Services		0.66%
America Movil Class L ADR			12,620.00	240,916.00	2,426.00	46,312.00		15,046	287,228
China Mobile			25,421.00	232,993.00	5,794.00	53,104.00		31,215	286,097
LG Uplus			8,918.00	102,491.00	1,820.00	20,917.00		10,738	123,408
Mobile TeleSystems PJSC ADR			7,600.00	86,564.00	1,400.00	15,946.00		9,000	102,510
SK Telecom			0.00	0.00	90.00	19,716.00		90	19,716
SK Telecom ADR			31,200.00	754,104.00	4,900.00	118,433.00		36,100	872,537
Telefonica Brasil ADR			8,905.00	136,781.00	1,750.00	26,880.00		10,655	163,661
TIM Participacoes ADR			8,900.00	192,863.00	1,600.00	34,672.00		10,500	227,535
Turkcell Iletisim Hizmetleri ADR			12,450.00	119,022.00	2,387.00	22,820.00		14,837	141,842
VEON ADR			15,392.00	40,635.00	3,322.00	8,770.00		18,714	49,405

				1,906,369		367,570	0		2,273,939
Total Emerging Markets				18,603,762		3,662,561	0		22,266,323
Total Common Stock				137,338,090		26,987,858	0		164,325,948

Exchange Traded Fund						2.09%
iShares MSCI EAFE ETF							450.00	31,356.00	135.00	9,407.00		585	40,763
iShares MSCI EAFE Growth ETF							2,695.00	216,597.00	910.00	73,137.00		3,605	289,734
iShares Russell 1000 Growth ETF							32,715.00	4,452,184.00	5,945.00	809,055.00		38,660	5,261,239
Vanguard FTSE Developed Markets ETF							1,330.00	58,853.00	210.00	9,293.00		1,540	68,146
Vanguard Mega Cap Growth ETF							5,945.00	667,267.00	890.00	99,894.00		6,835	767,161
Vanguard Russell 1000 Growth ETF							4,700.00	655,697.00	720.00	100,447.00		5,420	756,144

Total Exchange Traded Fund								6,081,954		1,101,233	0		7,183,187

Agency Asset-Backed Securities						0.01%
Fannie Mae Grantor Trust	Series 2003-T4 2A5	4.703%		09/26/2033	●		44,151.00	47,565.00				44,151	47,565	●
Fannie Mae REMIC Trust	Series 2002-W11 AV1	2.212%	(LIBOR01M + 0.34%, Floor 0.17%)	11/25/2032	●		2,318.00	2,269.00				2,318	2,269	●
Total Agency Asset-Backed Securities								49,834		0	0		49,834

Agency Collateralized Mortgage Obligations						8.57%
Fannie Mae Grantor Trust	Series 2002-T1 A2	7.000%		11/25/2031			21,208.00	24,361.00	9,190.00	10,557.00		30,398	34,918
Fannie Mae Interest Strip	Series 418 C12	3.000%		08/25/2033	Σ		59,735.00	7,880.00	0	0		59,735	7,880	Σ
Fannie Mae Interest Strip	Series 419 C2	3.000%		05/25/2029	Σ		1,398,261.00	132,290.00	0	0		1,398,261	132,290	Σ
Fannie Mae Interest Strip	Series 419 C3	3.000%		11/25/2043	Σ		66,136.00	13,194.00	0	0		66,136	13,194	Σ
Fannie Mae REMIC Trust	Series 2002-W1 2A	7.500%		02/25/2042	●		11,083.00	12,150.00	4,810.00	5,273.00		15,893	17,423	●
Fannie Mae REMICs	Series 2008-15 SB	4.729%	(6.60% minus LIBOR01M, Cap 6.60%)	08/25/2036	Σ●		18,412.00	3,213.00	18,412.00	3,213.00		36,824	6,426	Σ●
Fannie Mae REMICs	Series 2010-96 DC	4.000%		09/25/2025			1,895.00	2,008.00	0	0		1,895	2,008
Fannie Mae REMICs	Series 2010-129 SM	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	11/25/2040	Σ●		101,720.00	14,149.00	52,135.00	7,252.00		153,855	21,401	Σ●
Fannie Mae REMICs	Series 2011-101 EI	3.500%		10/25/2026	Σ		22,822.00	2,199.00	20,560.00	1,981.00		43,382	4,180	Σ
Fannie Mae REMICs	Series 2012-51 SA	4.629%	(6.50% minus LIBOR01M, Cap 6.50%)	05/25/2042	Σ●		48,599.00	10,674.00	48,599.00	10,674.00		97,198	21,348	Σ●
Fannie Mae REMICs	Series 2012-98 DI	3.500%		09/25/2027	Σ		36,199.00	3,710.00	0	0		36,199	3,710	Σ
Fannie Mae REMICs	Series 2012-98 IY	3.000%		09/25/2027	Σ		277,807.00	25,894.00	112,227.00	10,461.00		390,034	36,355	Σ
Fannie Mae REMICs	Series 2012-98 KI	3.500%		07/25/2027	Σ		66,755.00	6,563.00	35,134.00	3,454.00		101,889	10,017	Σ
Fannie Mae REMICs	Series 2012-98 MI	3.000%		08/25/2031	Σ		145,716.00	16,639.00	71,849.00	8,204.00		217,565	24,843	Σ
Fannie Mae REMICs	Series 2012-99 AI	3.500%		05/25/2039	Σ		348,917.00	38,270.00	150,936.00	16,555.00		499,853	54,825	Σ
Fannie Mae REMICs	Series 2012-118 AI	3.500%		11/25/2037	Σ		671,990.00	75,479.00	300,591.00	33,763.00		972,581	109,242	Σ
Fannie Mae REMICs	Series 2012-120 CI	3.500%		12/25/2031	Σ		266,826.00	27,543.00	106,878.00	11,033.00		373,704	38,576	Σ
Fannie Mae REMICs	Series 2012-120 WI	3.000%		11/25/2027	Σ		39,280.00	3,858.00	39,280.00	3,858.00		78,560	7,716	Σ
Fannie Mae REMICs	Series 2012-121 ID	3.000%		11/25/2027	Σ		138,327.00	13,570.00	60,637.00	5,949.00		198,964	19,519	Σ
Fannie Mae REMICs	Series 2012-122 SD	4.229%	(6.10% minus LIBOR01M, Cap 6.10%)	11/25/2042	Σ●		66,868.00	12,242.00	0	0		66,868	12,242	Σ●
Fannie Mae REMICs	Series 2012-125 MI	3.500%		11/25/2042	Σ		310,863.00	67,254.00	136,343.00	29,497.00		447,206	96,751	Σ
Fannie Mae REMICs	Series 2012-126 PI	3.500%		07/25/2042	Σ		75,610.00	10,199.00	44,477.00	5,999.00		120,087	16,198	Σ
Fannie Mae REMICs	Series 2012-129 PZ	3.500%		12/25/2042			34,942.00	34,334.00	34,942.00	34,334.00		69,884	68,668
Fannie Mae REMICs	Series 2012-137 EI	3.000%		12/25/2027	Σ		334,602.00	30,280.00	135,050.00	12,221.00		469,652	42,501	Σ
Fannie Mae REMICs	Series 2012-137 QI	3.000%		12/25/2027	Σ		316,782.00	32,318.00	136,285.00	13,904.00		453,067	46,222	Σ
Fannie Mae REMICs	Series 2012-137 WI	3.500%		12/25/2032	Σ		58,281.00	9,652.00	58,281.00	9,652.00		116,562	19,304	Σ
Fannie Mae REMICs	Series 2012-139 NS	4.829%	(6.70% minus LIBOR01M, Cap 6.70%)	12/25/2042	Σ●		90,582.00	20,660.00	77,248.00	17,619.00		167,830	38,279	Σ●
Fannie Mae REMICs	Series 2012-144 EI	3.000%		01/25/2028	Σ		40,240.00	3,528.00	0	0		40,240	3,528	Σ
Fannie Mae REMICs	Series 2012-146 IO	3.500%		01/25/2043	Σ		47,584.00	9,505.00	0	0		47,584	9,505	Σ
Fannie Mae REMICs	Series 2012-149 IC	3.500%		01/25/2028	Σ		40,155.00	4,299.00	0	0		40,155	4,299	Σ
Fannie Mae REMICs	Series 2012-153 DI	3.500%		01/25/2028	Σ		78,066.00	7,976.00	33,649.00	3,438.00		111,715	11,414	Σ
Fannie Mae REMICs	Series 2013-1 YI	3.000%		02/25/2033	Σ		57,640.00	7,818.00	0	0		57,640	7,818	Σ
Fannie Mae REMICs	Series 2013-2 DA	2.000%		11/25/2042			5,826.00	5,142.00	2,497.00	2,204.00		8,323	7,346
Fannie Mae REMICs	Series 2013-4 PL	2.000%		02/25/2043			18,000.00	14,658.00	8,000.00	6,515.00		26,000	21,173
Fannie Mae REMICs	Series 2013-7 EI	3.000%		10/25/2040	Σ		4,208,725.00	570,777.00	1,560,269.00	211,600.00		5,768,994	782,377	Σ
Fannie Mae REMICs	Series 2013-7 GP	2.500%		02/25/2043			16,000.00	14,337.00	7,000.00	6,273.00		23,000	20,610
Fannie Mae REMICs	Series 2013-9 IO	3.000%		02/25/2028	Σ		40,563.00	3,641.00	40,563.00	3,641.00		81,126	7,282	Σ
Fannie Mae REMICs	Series 2013-26 HI	3.000%		04/25/2032	Σ		45,661.00	3,856.00	45,661.00	3,856.00		91,322	7,712	Σ
Fannie Mae REMICs	Series 2013-26 ID	3.000%		04/25/2033	Σ		158,567.00	22,714.00	90,219.00	12,924.00		248,786	35,638	Σ
Fannie Mae REMICs	Series 2013-38 AI	3.000%		04/25/2033	Σ		152,566.00	20,219.00	86,805.00	11,504.00		239,371	31,723	Σ
Fannie Mae REMICs	Series 2013-43 IX	4.000%		05/25/2043	Σ		439,445.00	106,463.00	225,400.00	54,607.00		664,845	161,070	Σ
Fannie Mae REMICs	Series 2013-44 DI	3.000%		05/25/2033	Σ		477,006.00	68,730.00	269,009.00	38,760.00		746,015	107,490	Σ
Fannie Mae REMICs	Series 2013-45 PI	3.000%		05/25/2033	Σ		301,173.00	43,099.00	129,864.00	18,584.00		431,037	61,683	Σ
Fannie Mae REMICs	Series 2013-51 PI	3.000%		11/25/2032	Σ		482,479.00	57,846.00	189,064.00	22,668.00		671,543	80,514	Σ
Fannie Mae REMICs	Series 2013-55 AI	3.000%		06/25/2033	Σ		184,158.00	26,748.00	92,079.00	13,374.00		276,237	40,122	Σ
Fannie Mae REMICs	Series 2013-59 PY	2.500%		06/25/2043			70,000.00	64,366.00	30,000.00	27,585.00		100,000	91,951
Fannie Mae REMICs	Series 2013-60 CI	3.000%		06/25/2031	Σ		1,073,767.00	102,061.00	433,493.00	41,203.00		1,507,260	143,264	Σ
Fannie Mae REMICs	Series 2013-62 PY	2.500%		06/25/2043			70,000.00	62,024.00	31,000.00	27,468.00		101,000	89,492
Fannie Mae REMICs	Series 2013-64 KI	3.000%		02/25/2033	Σ		982,818.00	134,524.00	433,790.00	59,375.00		1,416,608	193,899	Σ
Fannie Mae REMICs	Series 2013-69 IJ	3.000%		07/25/2033	Σ		53,369.00	7,555.00	53,369.00	7,555.00		106,738	15,110	Σ
Fannie Mae REMICs	Series 2013-69 IO	3.000%		11/25/2031	Σ		48,490.00	4,700.00	48,490.00	4,700.00		96,980	9,400	Σ
Fannie Mae REMICs	Series 2013-71 ZA	3.500%		07/25/2043			69,654.00	69,855.00	30,695.00	30,783.00		100,349	100,638
Fannie Mae REMICs	Series 2013-75 JI	3.000%		09/25/2032	Σ		171,054.00	21,536.00	72,480.00	9,125.00		243,534	30,661	Σ
Fannie Mae REMICs	Series 2013-83 LI	2.500%		08/25/2028	Σ		176,997.00	15,508.00	70,314.00	6,161.00		247,311	21,669	Σ
Fannie Mae REMICs	Series 2013-92 SA	4.079%	(5.95% minus LIBOR01M, Cap 5.95%)	09/25/2043	Σ●		66,146.00	12,769.00	0	0		66,146	12,769	Σ●
Fannie Mae REMICs	Series 2014-25 DI	3.500%		08/25/2032	Σ		66,587.00	8,182.00	46,892.00	5,762.00		113,479	13,944	Σ
Fannie Mae REMICs	Series 2014-36 ZE	3.000%		06/25/2044			106,563.00	97,588.00	72,911.00	66,771.00		179,474	164,359
Fannie Mae REMICs	Series 2014-46 IK	3.000%		09/25/2040	Σ		67,024.00	7,981.00	58,282.00	6,940.00		125,306	14,921	Σ
Fannie Mae REMICs	Series 2014-63 KI	3.500%		11/25/2033	Σ		79,412.00	10,147.00	46,713.00	5,969.00		126,125	16,116	Σ
Fannie Mae REMICs	Series 2014-68 BS	4.279%	(6.15% minus LIBOR01M, Cap 6.15%)	11/25/2044	Σ●		201,581.00	38,543.00	133,066.00	25,442.00		334,647	63,985	Σ●
Fannie Mae REMICs	Series 2014-90 SA	4.279%	(6.15% minus LIBOR01M, Cap 6.15%)	01/25/2045	Σ●		163,058.00	30,389.00	54,902.00	10,232.00		217,960	40,621	Σ●
Fannie Mae REMICs	Series 2014-94 AI	3.000%		10/25/2032	Σ		112,257.00	10,768.00	52,212.00	5,008.00		164,469	15,776	Σ
Fannie Mae REMICs	Series 2015-11 BI	3.000%		01/25/2033	Σ		116,311.00	13,272.00	51,694.00	5,899.00		168,005	19,171	Σ
Fannie Mae REMICs	Series 2015-28 GI	3.500%		06/25/2034	Σ		223,730.00	28,426.00	90,073.00	11,444.00		313,803	39,870	Σ
Fannie Mae REMICs	Series 2015-40 GZ	3.500%		05/25/2045			26,498.00	26,216.00	12,145.00	12,016.00		38,643	38,232
Fannie Mae REMICs	Series 2015-43 PZ	3.500%		06/25/2045			11,041.00	10,859.00	0	0		11,041	10,859
Fannie Mae REMICs	Series 2015-44 Z	3.000%		09/25/2043			177,696.00	170,699.00	94,137.00	90,430.00		271,833	261,129
Fannie Mae REMICs	Series 2015-53 KB	3.000%		01/25/2045			30,000.00	28,496.00	12,000.00	11,399.00		42,000	39,895
Fannie Mae REMICs	Series 2015-59 CI	3.500%		08/25/2030	Σ		50,983.00	4,986.00	0	0		50,983	4,986	Σ
Fannie Mae REMICs	Series 2015-66 ID	3.500%		05/25/2042	Σ		77,279.00	11,774.00	0	0		77,279	11,774	Σ
Fannie Mae REMICs	Series 2015-71 PI	4.000%		03/25/2043	Σ		872,898.00	145,376.00	411,375.00	68,512.00		1,284,273	213,888	Σ
Fannie Mae REMICs	Series 2015-87 TI	3.500%		11/25/2035	Σ		65,818.00	10,725.00	65,818.00	10,725.00		131,636	21,450	Σ
Fannie Mae REMICs	Series 2015-89 EZ	3.000%		12/25/2045			46,114.00	41,070.00	46,114.00	41,070.00		92,228	82,140
Fannie Mae REMICs	Series 2015-95 SH	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	01/25/2046	Σ●		149,722.00	29,639.00	76,780.00	15,199.00		226,502	44,838	Σ●
Fannie Mae REMICs	Series 2016-2 HI	3.000%		12/25/2041	Σ		272,681.00	39,513.00	118,861.00	17,223.00		391,542	56,736	Σ
Fannie Mae REMICs	Series 2016-17 BI	4.000%		02/25/2043	Σ		1,490,548.00	244,373.00	650,386.00	106,630.00		2,140,934	351,003	Σ
Fannie Mae REMICs	Series 2016-20 DI	3.500%		04/25/2031	Σ		203,435.00	26,938.00	80,607.00	10,674.00		284,042	37,612	Σ
Fannie Mae REMICs	Series 2016-33 DI	3.500%		06/25/2036	Σ		72,050.00	10,836.00	72,050.00	10,836.00		144,100	21,672	Σ
Fannie Mae REMICs	Series 2016-33 EL	3.000%		06/25/2046			309,000.00	281,600.00	135,000.00	123,029.00		444,000	404,629
Fannie Mae REMICs	Series 2016-54 PI	3.000%		02/25/2044	Σ		292,559.00	32,756.00	128,483.00	14,386.00		421,042	47,142	Σ
Fannie Mae REMICs	Series 2016-60 LI	3.000%		09/25/2046	Σ		88,509.00	13,611.00	88,509.00	13,611.00		177,018	27,222	Σ
Fannie Mae REMICs	Series 2016-61 ML	3.000%		09/25/2046			13,000.00	12,177.00	6,000.00	5,620.00		19,000	17,797
Fannie Mae REMICs	Series 2016-62 IC	3.000%		03/25/2043	Σ		93,061.00	10,868.00	74,449.00	8,694.00		167,510	19,562	Σ
Fannie Mae REMICs	Series 2016-62 SA	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	09/25/2046	Σ●		247,576.00	51,930.00	109,455.00	22,959.00		357,031	74,889	Σ●
Fannie Mae REMICs	Series 2016-71 PI	3.000%		10/25/2046	Σ		89,700.00	13,681.00	0	0		89,700	13,681	Σ
Fannie Mae REMICs	Series 2016-72 AZ	3.000%		10/25/2046			287,642.00	264,959.00	125,516.00	115,619.00		413,158	380,578
Fannie Mae REMICs	Series 2016-74 GS	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	10/25/2046	Σ●		2,198,049.00	501,453.00	1,010,365.00	230,500.00		3,208,414	731,953	Σ●
Fannie Mae REMICs	Series 2016-74 IH	3.500%		11/25/2045	Σ		90,098.00	16,388.00	0	0		90,098	16,388	Σ
Fannie Mae REMICs	Series 2016-80 BZ	3.000%		11/25/2046			380,827.00	334,415.00	167,981.00	147,509.00		548,808	481,924
Fannie Mae REMICs	Series 2016-80 CZ	3.000%		11/25/2046			332,832.00	291,996.00	146,071.00	128,149.00		478,903	420,145
Fannie Mae REMICs	Series 2016-80 JZ	3.000%		11/25/2046			34,431.00	31,248.00	15,650.00	14,204.00		50,081	45,452
Fannie Mae REMICs	Series 2016-90 CI	3.000%		02/25/2045	Σ		2,035,116.00	308,939.00	908,385.00	137,897.00		2,943,501	446,836	Σ
Fannie Mae REMICs	Series 2016-95 IO	3.000%		12/25/2046	Σ		3,457,387.00	626,479.00	1,522,223.00	275,827.00		4,979,610	902,306	Σ
Fannie Mae REMICs	Series 2016-95 US	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	12/25/2046	Σ●		3,251,395.00	614,994.00	1,477,124.00	279,395.00		4,728,519	894,389	Σ●
Fannie Mae REMICs	Series 2016-99 DI	3.500%		01/25/2046	Σ		91,601.00	16,253.00	0.00	0.00		91,601	16,253	Σ
Fannie Mae REMICs	Series 2016-99 TI	3.500%		03/25/2036	Σ		134,176.00	20,029.00	74,542.00	11,127.00		208,718	31,156	Σ
Fannie Mae REMICs	Series 2016-101 ZP	3.500%		01/25/2047			24,027.00	23,266.00	10,447.00	10,116.00		34,474	33,382
Fannie Mae REMICs	Series 2016-105 SA	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	01/25/2047	Σ●		82,686.00	16,318.00	0	0		82,686	16,318	Σ●
Fannie Mae REMICs	Series 2017-6 NI	3.500%		03/25/2046	Σ		207,879.00	37,427.00	90,382.00	16,273.00		298,261	53,700	Σ
Fannie Mae REMICs	Series 2017-8 BZ	3.000%		02/25/2047			5,178.00	4,677.00	3,107.00	2,806.00		8,285	7,483
Fannie Mae REMICs	Series 2017-8 SG	4.129%	(6.00% minus LIBOR01M, Cap 6.00%)	02/25/2047	Σ●		0.00	0.00	91,278.00	18,339.00		91,278	18,339	Σ●
Fannie Mae REMICs	Series 2017-16 SM	4.179%	(6.05% minus LIBOR01M, Cap 6.05%)	03/25/2047	Σ●		206,882.00	41,304.00	88,035.00	17,576.00		294,917	58,880	Σ●
Fannie Mae REMICs	Series 2017-16 YT	3.000%		07/25/2046			5,000.00	4,913.00	9,000.00	8,843.00		14,000	13,756
Fannie Mae REMICs	Series 2017-17 LI	3.000%		04/25/2037	Σ		86,546.00	8,280.00	86,546.00	8,280.00		173,092	16,560	Σ
Fannie Mae REMICs	Series 2017-24 AI	3.000%		08/25/2046	Σ		172,591.00	28,307.00	90,837.00	14,898.00		263,428	43,205	Σ
Fannie Mae REMICs	Series 2017-25 BL	3.000%		04/25/2047			5,000.00	4,737.00	1,000.00	947.00		6,000	5,684
Fannie Mae REMICs	Series 2017-26 VZ	3.000%		04/25/2047			22,669.00	20,604.00	10,304.00	9,365.00		32,973	29,969
Fannie Mae REMICs	Series 2017-27 EM	3.000%		04/25/2047			28,000.00	26,252.00	12,000.00	11,251.00		40,000	37,503
Fannie Mae REMICs	Series 2017-28 Z	3.500%		04/25/2047			27,960.00	27,598.00	12,427.00	12,266.00		40,387	39,864
Fannie Mae REMICs	Series 2017-40 GZ	3.500%		05/25/2047			9,293.00	9,176.00	5,163.00	5,098.00		14,456	14,274
Fannie Mae REMICs	Series 2017-40 IG	3.500%		03/25/2043	Σ		93,006.00	16,074.00	93,006.00	16,074.00		186,012	32,148	Σ
Fannie Mae REMICs	Series 2017-45 IJ	3.000%		11/25/2046	Σ		129,585.00	23,115.00	0	0		129,585	23,115	Σ
Fannie Mae REMICs	Series 2017-46 BI	3.000%		04/25/2047	Σ		85,369.00	13,736.00	85,369.00	13,736.00		170,738	27,472	Σ
Fannie Mae REMICs	Series 2017-46 JI	3.500%		01/25/2043	Σ		84,962.00	11,530.00	0	0		84,962	11,530	Σ
Fannie Mae REMICs	Series 2017-55 HY	3.000%		07/25/2047			109,000.00	102,294.00	48,000.00	45,047.00		157,000	147,341
Fannie Mae REMICs	Series 2017-59 KI	3.000%		03/25/2047	Σ		250,358.00	44,445.00	108,263.00	19,220.00		358,621	63,665	Σ
Fannie Mae REMICs	Series 2017-61 SB	4.279%	(6.15% minus LIBOR01M, Cap 6.15%)	08/25/2047	Σ●		3,511,778.00	724,317.00	1,577,959.00	325,460.00		5,089,737	1,049,777	Σ●

Fannie Mae REMICs	Series 2017-61 TB	3.000%		08/25/2044		7,000.00	6,600.00	3,000.00	2,828.00	10,000	9,428
Fannie Mae REMICs	Series 2017-64 JI	3.500%		07/25/2042	Σ	261,056.00	32,907.00	106,534.00	13,429.00	367,590	46,336	Σ
Fannie Mae REMICs	Series 2017-66 QY	3.000%		09/25/2043		21,000.00	20,252.00	9,000.00	8,680.00	30,000	28,932
Fannie Mae REMICs	Series 2017-67 BZ	3.000%		09/25/2047		4,071.00	3,596.00	2,035.00	1,798.00	6,106	5,394
Fannie Mae REMICs	Series 2017-79 AI	3.000%		09/25/2043	Σ	94,359.00	13,124.00	0	0	94,359	13,124	Σ
Fannie Mae REMICs	Series 2017-88 EI	3.000%		11/25/2047	Σ	214,302.00	40,946.00	0	0	214,302	40,946	Σ
Fannie Mae REMICs	Series 2017-88 IE	3.000%		11/25/2047	Σ	127,430.00	24,169.00	0	0	127,430	24,169	Σ
Fannie Mae REMICs	Series 2017-94 CZ	3.500%		11/25/2047		8,117.00	7,978.00	5,073.00	4,986.00	13,190	12,964
Fannie Mae REMICs	Series 2017-96 EZ	3.500%		12/25/2047		13,152.00	12,975.00	6,070.00	5,989.00	19,222	18,964
Fannie Mae REMICs	Series 2017-99 DZ	3.500%		12/25/2047		21,246.00	20,332.00	9,105.00	8,714.00	30,351	29,046
Fannie Mae REMICs	Series 2017-99 IE	3.000%		12/25/2047	Σ	98,691.00	20,010.00	98,691.00	20,010.00	197,382	40,020	Σ
Fannie Mae REMICs	Series 2017-108 AZ	3.500%		01/25/2058		10,088.00	9,624.00	5,044.00	4,812.00	15,132	14,436
Fannie Mae REMICs	Series 2018-3 LY	3.000%		02/25/2048		65,000.00	61,026.00	25,000.00	23,471.00	90,000	84,497
Fannie Mae REMICs	Series 2018-8 MU	3.000%		02/25/2048		20,000.00	18,835.00	10,000.00	9,417.00	30,000	28,252
Freddie Mac REMICs	Series 2708 ZD	5.500%		11/15/2033		0.00	0.00	7,841.00	8,628.00	7,841	8,628
Freddie Mac REMICs	Series 3939 EI	3.000%		03/15/2026	Σ	302,913.00	20,223.00	131,018.00	8,747.00	433,931	28,970	Σ
Freddie Mac REMICs	Series 4017 PI	3.000%		03/15/2027	Σ	61,755.00	4,925.00	33,381.00	2,662.00	95,136	7,587	Σ
Freddie Mac REMICs	Series 4050 EI	4.000%		02/15/2039	Σ	33,434.00	3,544.00	0	0	33,434	3,544	Σ
Freddie Mac REMICs	Series 4065 DE	3.000%		06/15/2032		30,000.00	29,437.00	15,000.00	14,719.00	45,000	44,156
Freddie Mac REMICs	Series 4088 PI	3.000%		12/15/2040	Σ	103,861.00	13,547.00	44,512.00	5,806.00	148,373	19,353	Σ
Freddie Mac REMICs	Series 4092 AI	3.000%		09/15/2031	Σ	81,576.00	8,540.00	40,788.00	4,270.00	122,364	12,810	Σ
Freddie Mac REMICs	Series 4100 EI	3.000%		08/15/2027	Σ	145,469.00	14,072.00	64,469.00	6,237.00	209,938	20,309	Σ
Freddie Mac REMICs	Series 4106 EI	3.500%		04/15/2041	Σ	55,064.00	6,538.00	55,064.00	6,538.00	110,128	13,076	Σ
Freddie Mac REMICs	Series 4109 AI	3.000%		07/15/2031	Σ	270,540.00	30,070.00	147,174.00	16,358.00	417,714	46,428	Σ
Freddie Mac REMICs	Series 4120 IK	3.000%		10/15/2032	Σ	226,309.00	32,818.00	116,094.00	16,835.00	342,403	49,653	Σ
Freddie Mac REMICs	Series 4136 EZ	3.000%		11/15/2042		33,217.00	32,148.00	14,638.00	14,167.00	47,855	46,315
Freddie Mac REMICs	Series 4146 IA	3.500%		12/15/2032	Σ	115,669.00	18,299.00	59,034.00	9,339.00	174,703	27,638	Σ
Freddie Mac REMICs	Series 4151 BI	2.500%		01/15/2043	Σ	283,951.00	44,740.00	0.00	0.00	283,951	44,740	Σ
Freddie Mac REMICs	Series 4152 GW	2.500%		01/15/2043		9,000.00	8,003.00	4,000.00	3,557.00	13,000	11,560
Freddie Mac REMICs	Series 4159 KS	4.373%	(6.15% minus LIBOR01M, Cap 6.15%)	01/15/2043	Σ●	53,077.00	10,710.00	0	0	53,077	10,710	Σ●
Freddie Mac REMICs	Series 4159 NI	2.500%		07/15/2042	Σ	75,150.00	7,143.00	57,808.00	5,494.00	132,958	12,637	Σ
Freddie Mac REMICs	Series 4161 IM	3.500%		02/15/2043	Σ	100,346.00	22,937.00	60,816.00	13,901.00	161,162	36,838	Σ
Freddie Mac REMICs	Series 4181 DI	2.500%		03/15/2033	Σ	75,324.00	9,465.00	55,796.00	7,011.00	131,120	16,476	Σ
Freddie Mac REMICs	Series 4184 GS	4.343%	(6.12% minus LIBOR01M, Cap 6.12%)	03/15/2043	Σ●	127,842.00	25,726.00	59,841.00	12,042.00	187,683	37,768	Σ●
Freddie Mac REMICs	Series 4185 LI	3.000%		03/15/2033	Σ	119,193.00	17,535.00	66,526.00	9,787.00	185,719	27,322	Σ
Freddie Mac REMICs	Series 4186 IE	3.000%		03/15/2033	Σ	2,631,166.00	378,596.00	1,162,198.00	167,227.00	3,793,364	545,823	Σ
Freddie Mac REMICs	Series 4191 CI	3.000%		04/15/2033	Σ	57,031.00	8,189.00	57,031.00	8,189.00	114,062	16,378	Σ
Freddie Mac REMICs	Series 4197 LZ	4.000%		04/15/2043		25,556.00	26,766.00	10,952.00	11,471.00	36,508	38,237
Freddie Mac REMICs	Series 4206 DZ	3.000%		05/15/2033		12,646.00	12,425.00	3,372.00	3,313.00	16,018	15,738
Freddie Mac REMICs	Series 4210 Z	3.000%		05/15/2043		39,615.00	36,600.00	28,297.00	26,143.00	67,912	62,743
Freddie Mac REMICs	Series 4216 KI	3.500%		06/15/2028	Σ	38,172.00	3,930.00	38,172.00	3,930.00	76,344	7,860	Σ
Freddie Mac REMICs	Series 4223 HI	3.000%		04/15/2030	Σ	629,191.00	51,319.00	271,643.00	22,156.00	900,834	73,475	Σ
Freddie Mac REMICs	Series 4342 CI	3.000%		11/15/2033	Σ	55,094.00	6,866.00	55,094.00	6,866.00	110,188	13,732	Σ
Freddie Mac REMICs	Series 4366 DI	3.500%		05/15/2033	Σ	349,773.00	47,911.00	153,272.00	20,995.00	503,045	68,906	Σ
Freddie Mac REMICs	Series 4433 DI	3.000%		08/15/2032	Σ	1,262,547.00	126,361.00	554,995.00	55,546.00	1,817,542	181,907	Σ
Freddie Mac REMICs	Series 4435 DY	3.000%		02/15/2035		142,000.00	139,697.00	73,000.00	71,816.00	215,000	211,513
Freddie Mac REMICs	Series 4448 TS	1.678%		05/15/2040	Σ●	92,419.00	6,721.00	48,642.00	3,537.00	141,061	10,258	Σ●
Freddie Mac REMICs	Series 4464 DA	2.500%		01/15/2043		4,575.00	4,193.00	22,876.00	20,966.00	27,451	25,159
Freddie Mac REMICs	Series 4476 GI	3.000%		06/15/2041	Σ	303,478.00	38,811.00	134,532.00	17,205.00	438,010	56,016	Σ
Freddie Mac REMICs	Series 4484 HI	3.000%		10/15/2039	Σ	55,052.00	5,327.00	55,052.00	5,327.00	110,104	10,654	Σ
Freddie Mac REMICs	Series 4487 ZC	3.500%		06/15/2045		571,559.00	551,240.00	244,395.00	235,707.00	815,954	786,947
Freddie Mac REMICs	Series 4493 HI	3.000%		06/15/2041	Σ	65,585.00	8,728.00	0	0	65,585	8,728	Σ
Freddie Mac REMICs	Series 4518 CI	3.500%		06/15/2042	Σ	835,466.00	103,983.00	220,634.00	27,460.00	1,056,100	131,443	Σ
Freddie Mac REMICs	Series 4527 CI	3.500%		02/15/2044	Σ	67,515.00	11,898.00	67,515.00	11,898.00	135,030	23,796	Σ
Freddie Mac REMICs	Series 4531 PZ	3.500%		11/15/2045		79,202.00	79,072.00	79,202.00	79,072.00	158,404	158,144
Freddie Mac REMICs	Series 4567 LI	4.000%		08/15/2045	Σ	1,426,103.00	276,374.00	661,511.00	128,199.00	2,087,614	404,573	Σ
Freddie Mac REMICs	Series 4574 AI	3.000%		04/15/2031	Σ	545,180.00	69,380.00	239,966.00	30,538.00	785,146	99,918	Σ
Freddie Mac REMICs	Series 4580 MI	3.500%		02/15/2043	Σ	170,788.00	26,016.00	81,328.00	12,389.00	252,116	38,405	Σ
Freddie Mac REMICs	Series 4581 LI	3.000%		05/15/2036	Σ	74,618.00	10,476.00	74,618.00	10,476.00	149,236	20,952	Σ
Freddie Mac REMICs	Series 4594 SG	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	06/15/2046	Σ●	85,407.00	19,021.00	166,544.00	37,092.00	251,951	56,113	Σ●

Freddie Mac REMICs	Series 4614 HB	2.500%		09/15/2046			72,000.00	64,562.00	32,000.00	28,694.00		104,000	93,256
Freddie Mac REMICs	Series 4615 GW	2.500%		04/15/2041			4,000.00	3,639.00	2,000.00	1,819.00		6,000	5,458
Freddie Mac REMICs	Series 4618 SA	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	09/15/2046	Σ●		92,168.00	21,282.00	87,779.00	20,268.00		179,947	41,550	Σ●
Freddie Mac REMICs	Series 4623 IY	4.000%		10/15/2046	Σ		91,685.00	19,759.00	91,685.00	19,759.00		183,370	39,518	Σ
Freddie Mac REMICs	Series 4623 LZ	2.500%		10/15/2046			274,543.00	230,790.00	124,322.00	104,509.00		398,865	335,299
Freddie Mac REMICs	Series 4623 MW	2.500%		10/15/2046			510,000.00	460,586.00	225,000.00	203,200.00		735,000	663,786
Freddie Mac REMICs	Series 4623 WI	4.000%		08/15/2044	Σ		274,938.00	48,517.00	121,694.00	21,475.00		396,632	69,992	Σ
Freddie Mac REMICs	Series 4627 PI	3.500%		05/15/2044	Σ		90,031.00	13,024.00	0	0		90,031	13,024	Σ
Freddie Mac REMICs	Series 4629 KB	3.000%		11/15/2046			270,000.00	253,154.00	120,000.00	112,513.00		390,000	365,667
Freddie Mac REMICs	Series 4643 QI	3.500%		09/15/2045	Σ		472,104.00	83,531.00	205,669.00	36,390.00		677,773	119,921	Σ
Freddie Mac REMICs	Series 4648 ND	3.000%		09/15/2046			28,000.00	26,105.00	12,000.00	11,188.00		40,000	37,293
Freddie Mac REMICs	Series 4648 SA	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	01/15/2047	Σ●		3,936,659.00	825,550.00	1,124,886.00	235,898.00		5,061,545	1,061,448	Σ●
Freddie Mac REMICs	Series 4650 JE	3.000%		07/15/2046			25,000.00	23,969.00	10,000.00	9,588.00		35,000	33,557
Freddie Mac REMICs	Series 4655 WI	3.500%		08/15/2043	Σ		174,403.00	31,084.00	87,201.00	15,542.00		261,604	46,626	Σ
Freddie Mac REMICs	Series 4656 HI	3.500%		05/15/2042	Σ		140,221.00	21,344.00	75,795.00	11,537.00		216,016	32,881	Σ
Freddie Mac REMICs	Series 4657 NW	3.000%		04/15/2045			27,000.00	26,162.00	12,000.00	11,628.00		39,000	37,790
Freddie Mac REMICs	Series 4660 GI	3.000%		08/15/2043	Σ		161,371.00	28,563.00	92,212.00	16,321.00		253,583	44,884	Σ
Freddie Mac REMICs	Series 4681 WI	1.429%		08/15/2033	Σ●		102,496.00	7,311.00	81,997.00	5,849.00		184,493	13,160	Σ●
Freddie Mac REMICs	Series 4710 CI	3.500%		12/15/2043	Σ		90,257.00	13,745.00	0	0		90,257	13,745	Σ
Freddie Mac REMICs	Series 4738 TW	3.000%		11/15/2046			66,000.00	63,533.00	27,000.00	25,991.00		93,000	89,524
Freddie Mac REMICs	Series 4753 EZ	3.500%		12/15/2047			64,374.00	63,542.00	26,152.00	25,814.00		90,526	89,356
Freddie Mac REMICs	Series 4761 Z	3.500%		12/15/2047			18,105.00	17,730.00	7,041.00	6,895.00		25,146	24,625
Freddie Mac Strips	Series 267 S5	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	08/15/2042	Σ●		151,521.00	27,494.00	75,761.00	13,747.00		227,282	41,241	Σ●
Freddie Mac Strips	Series 290 IO	3.500%		11/15/2032	Σ		53,751.00	9,007.00	53,751.00	9,007.00		107,502	18,014	Σ
Freddie Mac Strips	Series 299 S1	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	01/15/2043	Σ●		116,425.00	20,393.00	57,093.00	10,000.00		173,518	30,393	Σ●
Freddie Mac Strips	Series 304 C38	3.500%		12/15/2027	Σ		30,558.00	2,818.00	0.00	0.00		30,558	2,818	Σ
Freddie Mac Strips	Series 319 S2	4.223%	(6.00% minus LIBOR01M, Cap 6.00%)	11/15/2043	Σ●		0.00	0.00	62,951.00	12,129.00		62,951	12,129	Σ●
Freddie Mac Strips	Series 326 S2	4.173%	(5.95% minus LIBOR01M, Cap 5.95%)	03/15/2044	Σ●		189,973.00	32,326.00	126,649.00	21,551.00		316,622	53,877	Σ●
Freddie Mac Strips	Series 350 S5	1.452%		09/15/2040	Σ●		114,761.00	6,623.00	57,381.00	3,311.00		172,142	9,934	Σ●
Freddie Mac Structured Agency Credit Risk Debt Notes	Series 2015-HQA2 M2	4.672%	(LIBOR01M + 2.80%)	05/25/2028	●		152,881.00	157,675.00	0	0		152,881	157,675	●
GNMA	Series 2010-113 KE	4.500%		09/20/2040			295,000.00	314,699.00	0	0		295,000	314,699
GNMA	Series 2012-61 PI	3.000%		04/20/2039	Σ		123,585.00	9,137.00	49,559.00	3,664.00		173,144	12,801	Σ
GNMA	Series 2012-108 KI	4.000%		08/16/2042	Σ		48,613.00	8,922.00	48,613.00	8,922.00		97,226	17,844	Σ
GNMA	Series 2012-108 PB	2.750%		09/16/2042			10,000.00	9,249.00	4,000.00	3,700.00		14,000	12,949
GNMA	Series 2012-136 MX	2.000%		11/20/2042			540,000.00	469,752.00	240,000.00	208,779.00		780,000	678,531
GNMA	Series 2013-22 IO	3.000%		02/20/2043	Σ		132,232.00	24,786.00	61,503.00	11,528.00		193,735	36,314	Σ
GNMA	Series 2013-88 LZ	2.500%		06/16/2043			110,343.00	96,195.00	48,416.00	42,208.00		158,759	138,403
GNMA	Series 2013-113 AZ	3.000%		08/20/2043			94,071.00	90,671.00	33,269.00	32,066.00		127,340	122,737
GNMA	Series 2013-113 LY	3.000%		05/20/2043			312,000.00	306,741.00	138,000.00	135,674.00		450,000	442,415
GNMA	Series 2013-182 CZ	2.500%		12/20/2043			8,896.00	7,950.00	4,448.00	3,975.00		13,344	11,925
GNMA	Series 2014-12 ZB	3.000%		01/16/2044			13,596.00	12,733.00	5,665.00	5,305.00		19,261	18,038
GNMA	Series 2015-36 PI	3.500%		08/16/2041	Σ		98,362.00	14,136.00	67,836.00	9,749.00		166,198	23,885	Σ
GNMA	Series 2015-44 AI	3.000%		08/20/2041	Σ		162,856.00	16,314.00	65,496.00	6,561.00		228,352	22,875	Σ
GNMA	Series 2015-64 GZ	2.000%		05/20/2045			76,194.00	58,893.00	33,864.00	26,175.00		110,058	85,068
GNMA	Series 2015-74 CI	3.000%		10/16/2039	Σ		65,094.00	8,842.00	65,094.00	8,842.00		130,188	17,684	Σ
GNMA	Series 2015-76 MZ	3.000%		05/20/2045			10,886.00	10,476.00	4,354.00	4,190.00		15,240	14,666
GNMA	Series 2015-82 GI	3.500%		12/20/2038	Σ		205,399.00	20,327.00	90,161.00	8,923.00		295,560	29,250	Σ
GNMA	Series 2015-111 IH	3.500%		08/20/2045	Σ		64,506.00	8,842.00	0	0		64,506	8,842	Σ
GNMA	Series 2015-133 AL	3.000%		05/20/2045			188,000.00	184,758.00	96,000.00	94,344.00		284,000	279,102
GNMA	Series 2015-142 AI	4.000%		02/20/2044	Σ		49,761.00	6,327.00	49,761.00	6,327.00		99,522	12,654	Σ
GNMA	Series 2016-5 GL	3.000%		07/20/2045			315,000.00	302,514.00	140,000.00	134,450.00		455,000	436,964
GNMA	Series 2016-46 DZ	3.000%		04/20/2046			27,537.00	24,408.00	11,650.00	10,327.00		39,187	34,735
GNMA	Series 2016-75 JI	3.000%		09/20/2043	Σ		104,922.00	14,085.00	0	0		104,922	14,085	Σ
GNMA	Series 2016-83 MB	3.000%		10/20/2045			9,000.00	8,789.00	4,000.00	3,906.00		13,000	12,695
GNMA	Series 2016-89 QS	4.228%	(6.05% minus LIBOR01M, Cap 6.05%)	07/20/2046	Σ●		86,429.00	18,554.00	0	0		86,429	18,554	Σ●
GNMA	Series 2016-101 QL	3.000%		07/20/2046			808,000.00	761,346.00	356,000.00	335,445.00		1,164,000	1,096,791
GNMA	Series 2016-103 DY	2.500%		08/20/2046			155,000.00	135,696.00	67,000.00	58,656.00		222,000	194,352
GNMA	Series 2016-108 YL	3.000%		08/20/2046			1,351,650.00	1,297,665.00	301,000.00	288,978.00		1,652,650	1,586,643
GNMA	Series 2016-111 PB	2.500%		08/20/2046			67,000.00	59,491.00	30,000.00	26,638.00		97,000	86,129
GNMA	Series 2016-118 DI	3.500%		03/20/2043	Σ		87,408.00	13,545.00	87,408.00	13,545.00		174,816	27,090	Σ
GNMA	Series 2016-120 IA	3.000%		02/20/2046	Σ		207,172.00	32,543.00	90,075.00	14,149.00		297,247	46,692	Σ
GNMA	Series 2016-126 NS	4.278%	(6.10% minus LIBOR01M, Cap 6.10%)	09/20/2046	Σ●		88,720.00	18,327.00	0	0		88,720	18,327	Σ●
GNMA	Series 2016-134 MW	3.000%		10/20/2046			810,000.00	798,720.00	140,000.00	138,050.00		950,000	936,770
GNMA	Series 2016-135 Z	3.000%		10/20/2046			12,520.00	11,394.00	5,217.00	4,747.00		17,737	16,141
GNMA	Series 2016-146 KS	4.278%	(6.10% minus LIBOR01M, Cap 6.10%)	10/20/2046	Σ●		83,696.00	17,330.00	0	0		83,696	17,330	Σ●
GNMA	Series 2016-149 GI	4.000%		11/20/2046	Σ		206,828.00	47,124.00	91,924.00	20,944.00		298,752	68,068	Σ
GNMA	Series 2016-160 VZ	2.500%		11/20/2046			34,117.00	27,859.00	14,474.00	11,819.00		48,591	39,678
GNMA	Series 2016-171 IO	3.000%		07/20/2044	Σ		79,448.00	9,683.00	0	0		79,448	9,683	Σ
GNMA	Series 2016-171 IP	3.000%		03/20/2046	Σ		427,612.00	66,645.00	272,944.00	42,539.00		700,556	109,184	Σ
GNMA	Series 2017-4 BW	3.000%		01/20/2047			28,000.00	26,952.00	12,000.00	11,551.00		40,000	38,503
GNMA	Series 2017-10 IB	4.000%		01/20/2047	Σ		82,746.00	17,913.00	0	0		82,746	17,913	Σ
GNMA	Series 2017-25 CZ	3.500%		02/20/2047			12,463.00	12,471.00	5,193.00	5,196.00		17,656	17,667
GNMA	Series 2017-25 WZ	3.000%		02/20/2047			616,696.00	585,736.00	277,875.00	263,924.00		894,571	849,660
GNMA	Series 2017-34 AZ	3.000%		01/20/2047			587,337.00	531,036.00	257,604.00	232,910.00		844,941	763,946
GNMA	Series 2017-36 ZC	3.000%		03/20/2047			43,277.00	38,227.00	18,547.00	16,383.00		61,824	54,610
GNMA	Series 2017-52 LE	3.000%		01/16/2047			131,000.00	122,706.00	57,000.00	53,391.00		188,000	176,097
GNMA	Series 2017-68 SB	4.328%	(6.15% minus LIBOR01M, Cap 6.15%)	05/20/2047	Σ●		118,718.00	20,331.00	182,643.00	31,279.00		301,361	51,610	Σ●
GNMA	Series 2017-101 HD	3.000%		01/20/2047			21,000.00	19,870.00	9,000.00	8,516.00		30,000	28,386
GNMA	Series 2017-101 ND	3.000%		01/20/2047			21,000.00	20,112.00	9,000.00	8,620.00		30,000	28,732
GNMA	Series 2017-107 T	3.000%		01/20/2047			15,000.00	14,650.00	7,000.00	6,837.00		22,000	21,487
GNMA	Series 2017-113 LB	3.000%		07/20/2047			15,000.00	14,139.00	5,000.00	4,713.00		20,000	18,852
GNMA	Series 2017-116 ZL	3.000%		06/20/2047			11,222.00	10,061.00	5,101.00	4,573.00		16,323	14,634
GNMA	Series 2017-117 C	3.000%		08/20/2047			31,000.00	29,173.00	14,000.00	13,175.00		45,000	42,348
GNMA	Series 2017-117 GI	3.000%		03/20/2047	Σ		139,567.00	22,598.00	0	0		139,567	22,598	Σ
GNMA	Series 2017-121 CW	3.000%		08/20/2047			13,000.00	12,079.00	6,000.00	5,575.00		19,000	17,654
GNMA	Series 2017-121 IC	3.000%		12/20/2045	Σ		145,792.00	24,861.00	0	0		145,792	24,861	Σ
GNMA	Series 2017-121 IL	3.000%		02/20/2042	Σ		205,004.00	29,232.00	116,480.00	16,609.00		321,484	45,841	Σ
GNMA	Series 2017-134 SD	4.378%	(6.20% minus LIBOR01M, Cap 6.20%)	09/20/2047	Σ●		98,067.00	20,431.00	0.00	0.00		98,067	20,431	Σ●
GNMA	Series 2017-137 CZ	3.000%		09/20/2047			27,408.00	26,625.00	11,166.00	10,847.00		38,574	37,472
GNMA	Series 2017-144 EI	3.000%		12/20/2044	Σ		91,610.00	13,604.00	0	0		91,610	13,604	Σ
GNMA	Series 2017-144 MZ	2.500%		09/20/2047			16,201.00	12,979.00	7,088.00	5,678.00		23,289	18,657
GNMA	Series 2017-156 LP	2.500%		10/20/2047			29,000.00	25,337.00	13,000.00	11,358.00		42,000	36,695
GNMA	Series 2017-163 HS	4.378%	(6.20% minus LIBOR01M, Cap 6.20%)	11/20/2047	Σ●		99,108.00	18,585.00	0	0		99,108	18,585	Σ●
GNMA	Series 2018-1 HB	2.500%		01/20/2048			10,000.00	9,007.00	5,000.00	4,503.00		15,000	13,510
GNMA	Series 2018-1 SA	4.378%	(6.20% minus LIBOR01M, Cap 6.20%)	01/20/2048	Σ●		268,465.00	51,579.00	109,375.00	21,013.00		377,840	72,592	Σ●
GNMA	Series 2018-1 ST	4.378%	(6.20% minus LIBOR01M, Cap 6.20%)	01/20/2048	Σ●		99,576.00	20,522.00	0	0		99,576	20,522	Σ●
GNMA	Series 2018-8 VZ	3.000%		03/20/2047			10,050.00	9,902.00	3,015.00	2,971.00		13,065	12,873
GNMA	Series 2018-13 PZ	3.000%		01/20/2048			65,325.00	60,672.00	25,125.00	23,336.00		90,450	84,008
GNMA	Series 2018-18 BZ	3.500%		02/20/2048			27,079.00	25,847.00	11,032.00	10,530.00		38,111	36,377
GNMA	Series 2018-18 CZ	3.000%		02/20/2048			656,638.00	590,909.00	285,713.00	257,113.00		942,351	848,022
GNMA	Series 2018-46 AS	4.482%	(6.20% minus LIBOR01M, Cap 6.20%)	03/20/2048	Σ●		100,000.00	21,719.00	0	0		100,000	21,719	Σ●

Total Agency Collateralized Mortgage Obligations								20,927,624		8,539,757	0		29,467,381

Agency Commercial Mortgage-Backed Securities						0.47%

Freddie Mac Multifamily Structured Pass Through Certificates	Series KS03 A4	3.161%		05/25/2025	◊●			110,000.00	109,531.00	50,000.00	49,787.00		160,000	159,318	◊●
FREMF Mortgage Trust	Series 2011-K11 B 144A	4.425%		12/25/2048	#●			350,000.00	361,554.00	150,000.00	154,952.00		500,000	516,506	#●
FREMF Mortgage Trust	Series 2011-K14 B 144A	5.168%		02/25/2047	#●			45,000.00	47,316.00	20,000.00	21,029.00		65,000	68,345	#●
FREMF Mortgage Trust	Series 2011-K15 B 144A	4.949%		08/25/2044	#●			10,000.00	10,479.00	10,000.00	10,479.00		20,000	20,958	#●
FREMF Mortgage Trust	Series 2012-K22 B 144A	3.687%		08/25/2045	#●			95,000.00	95,916.00	50,000.00	50,482.00		145,000	146,398	#●
FREMF Mortgage Trust	Series 2013-K32 B 144A	3.538%		10/25/2046	#●			45,000.00	44,835.00	20,000.00	19,927.00		65,000	64,762	#●
FREMF Mortgage Trust	Series 2013-K33 B 144A	3.501%		08/25/2046	#●			80,000.00	79,535.00	50,000.00	49,710.00		130,000	129,245	#●
FREMF Mortgage Trust	Series 2013-K712 B 144A	3.364%		05/25/2045	#●			55,000.00	55,322.00	25,000.00	25,146.00		80,000	80,468	#●
FREMF Mortgage Trust	Series 2013-K713 B 144A	3.164%		04/25/2046	#●			35,000.00	35,105.00	15,000.00	15,045.00		50,000	50,150	#●
FREMF Mortgage Trust	Series 2013-K713 C 144A	3.164%		04/25/2046	#●			135,000.00	134,742.00	75,000.00	74,857.00		210,000	209,599	#●
FREMF Mortgage Trust	Series 2014-K717 B 144A	3.629%		11/25/2047	#●			95,000.00	96,154.00	45,000.00	45,547.00		140,000	141,701	#●
FREMF Mortgage Trust	Series 2017-K729 B 144A	3.675%		11/25/2049	#●			25,000.00	24,228.00	10,000.00	9,691.00		35,000	33,919	#●

Total Commercial Mortgage-Backed Securities									1,094,717		526,652	0		1,621,369

Agency Mortgage-Backed Securities						6.34%
Fannie Mae S.F. 30 yr		4.500%		05/01/2039				87,020.00	91,980.00	39,681.00	41,943.00		126,701	133,923
Fannie Mae S.F. 30 yr		4.500%		02/01/2046				421,571.00	445,750.00	193,508.00	204,607.00		615,079	650,357
Fannie Mae S.F. 30 yr		5.000%		07/01/2033				22,691.00	24,584.00	9,150.00	9,913.00		31,841	34,497
Fannie Mae S.F. 30 yr		5.000%		10/01/2039				78,178.00	84,803.00	31,181.00	33,823.00		109,359	118,626
Fannie Mae S.F. 30 yr		5.000%		02/01/2040				93,779.00	101,645.00	37,606.00	40,760.00		131,385	142,405
Fannie Mae S.F. 30 yr		5.000%		05/01/2040				35,344.00	38,281.00	14,329.00	15,519.00		49,673	53,800
Fannie Mae S.F. 30 yr		5.000%		07/01/2047				445,651.00	476,315.00	204,962.00	219,065.00		650,613	695,380
Fannie Mae S.F. 30 yr		5.500%		03/01/2034				88,843.00	97,456.00	39,324.00	43,136.00		128,167	140,592
Fannie Mae S.F. 30 yr		5.500%		08/01/2037				27,990.00	30,737.00	11,283.00	12,391.00		39,273	43,128
Fannie Mae S.F. 30 yr		5.500%		01/01/2038				147,588.00	163,307.00	65,594.00	72,581.00		213,182	235,888
Fannie Mae S.F. 30 yr		5.500%		03/01/2038				36,558.00	40,316.00	16,099.00	17,754.00		52,657	58,070
Fannie Mae S.F. 30 yr		5.500%		06/01/2039				32,356.00	35,548.00	0	0		32,356	35,548
Fannie Mae S.F. 30 yr		5.500%		07/01/2040				30,863.00	33,914.00	17,361.00	19,076.00		48,224	52,990
Fannie Mae S.F. 30 yr		5.500%		06/01/2041				85,385.00	94,018.00	41,715.00	45,933.00		127,100	139,951
Fannie Mae S.F. 30 yr		5.500%		09/01/2041				13,212.00	14,829.00	5,662.00	6,355.00		18,874	21,184
Fannie Mae S.F. 30 yr		5.500%		05/01/2044				1,848,768.00	2,031,313.00	732,743.00	805,085.00		2,581,511	2,836,398
Fannie Mae S.F. 30 yr		6.000%		03/01/2034				24,171.00	27,193.00	9,620.00	10,823.00		33,791	38,016
Fannie Mae S.F. 30 yr		6.000%		11/01/2034				596,230.00	671,551.00	166,914.00	188,000.00		763,144	859,551
Fannie Mae S.F. 30 yr		6.000%		04/01/2035				76,477.00	85,963.00	21,456.00	24,118.00		97,933	110,081
Fannie Mae S.F. 30 yr		6.000%		05/01/2036				97,524.00	109,462.00	43,220.00	48,510.00		140,744	157,972
Fannie Mae S.F. 30 yr		6.000%		06/01/2036				208,422.00	237,057.00	89,346.00	101,621.00		297,768	338,678
Fannie Mae S.F. 30 yr		6.000%		09/01/2036				15,927.00	18,166.00	7,495.00	8,549.00		23,422	26,715
Fannie Mae S.F. 30 yr		6.000%		06/01/2037				1,787.00	2,005.00	1,191.00	1,337.00		2,978	3,342
Fannie Mae S.F. 30 yr		6.000%		07/01/2037				1,313.00	1,468.00	884.00	988.00		2,197	2,456
Fannie Mae S.F. 30 yr		6.000%		08/01/2037				125,782.00	141,561.00	35,191.00	39,606.00		160,973	181,167
Fannie Mae S.F. 30 yr		6.000%		09/01/2037				27,900.00	31,340.00	11,160.00	12,536.00		39,060	43,876
Fannie Mae S.F. 30 yr		6.000%		02/01/2038				95,167.00	106,849.00	26,624.00	29,892.00		121,791	136,741
Fannie Mae S.F. 30 yr		6.000%		03/01/2038				309,575.00	348,630.00	135,960.00	153,112.00		445,535	501,742
Fannie Mae S.F. 30 yr		6.000%		09/01/2038				45,319.00	50,848.00	0	0		45,319	50,848
Fannie Mae S.F. 30 yr		6.000%		10/01/2038				1,476.00	1,652.00	0	0		1,476	1,652
Fannie Mae S.F. 30 yr		6.000%		11/01/2038				7,696.00	8,665.00	98,796.00	111,093.00		106,492	119,758
Fannie Mae S.F. 30 yr		6.000%		09/01/2039				247,292.00	282,303.00	106,083.00	121,102.00		353,375	403,405
Fannie Mae S.F. 30 yr		6.000%		10/01/2039				165,707.00	187,104.00	78,049.00	88,129.00		243,756	275,233
Fannie Mae S.F. 30 yr		6.000%		11/01/2040				5,181.00	5,851.00	3,657.00	4,130.00		8,838	9,981
Fannie Mae S.F. 30 yr		6.000%		07/01/2041				1,366,248.00	1,527,899.00	508,266.00	568,403.00		1,874,514	2,096,302
Fannie Mae S.F. 30 yr TBA		4.500%		04/01/2048				1,680,000.00	1,758,493.00	680,000.00	711,771.00		2,360,000	2,470,264
Fannie Mae S.F. 30 yr TBA		4.500%		05/01/2048				1,441,000.00	1,505,737.00	575,000.00	600,832.00		2,016,000	2,106,569
Fannie Mae S.F. 30 yr TBA		5.000%		04/01/2048				2,945,000.00	3,144,926.00	1,251,000.00	1,335,926.00		4,196,000	4,480,852
Freddie Mac ARM		2.559%	(LIBOR12M + 1.63%, Cap 7.559%)	10/01/2046	●			102,726.00	100,977.00	70,974.00	69,766.00		173,700	170,743	●
Freddie Mac S.F. 30 yr		5.000%		05/01/2041				94,326.00	102,119.00	42,036.00	45,509.00		136,362	147,628
Freddie Mac S.F. 30 yr		5.000%		12/01/2041				10,403.00	11,256.00	3,468.00	3,752.00		13,871	15,008
Freddie Mac S.F. 30 yr		5.000%		12/01/2044				14,000.00	15,145.00	6,000.00	6,491.00		20,000	21,636
Freddie Mac S.F. 30 yr		5.500%		03/01/2034				3,978.00	4,378.00	2,682.00	2,951.00		6,660	7,329
Freddie Mac S.F. 30 yr		5.500%		12/01/2034				3,550.00	3,914.00	2,470.00	2,722.00		6,020	6,636
Freddie Mac S.F. 30 yr		5.500%		11/01/2036				4,511.00	4,966.00	0	0		4,511	4,966
Freddie Mac S.F. 30 yr		5.500%		09/01/2037				4,006.00	4,393.00	2,177.00	2,388.00		6,183	6,781
Freddie Mac S.F. 30 yr		5.500%		01/01/2040				28,284.00	31,060.00	11,448.00	12,572.00		39,732	43,632
Freddie Mac S.F. 30 yr		5.500%		03/01/2040				0.00	0.00	8,084.00	8,870.00		8,084	8,870
Freddie Mac S.F. 30 yr		5.500%		04/01/2040				6,002.00	6,588.00	2,572.00	2,824.00		8,574	9,412
Freddie Mac S.F. 30 yr		5.500%		06/01/2041				42,767.00	46,467.00	19,245.00	20,910.00		62,012	67,377
Freddie Mac S.F. 30 yr		6.000%		05/01/2035				17,960.00	20,148.00	7,648.00	8,580.00		25,608	28,728
Freddie Mac S.F. 30 yr		6.000%		02/01/2036				7,620.00	8,553.00	5,218.00	5,856.00		12,838	14,409
Freddie Mac S.F. 30 yr		6.000%		03/01/2036				15,404.00	17,253.00	6,605.00	7,398.00		22,009	24,651
Freddie Mac S.F. 30 yr		6.000%		11/01/2036				7,837.00	8,777.00	3,457.00	3,872.00		11,294	12,649
Freddie Mac S.F. 30 yr		6.000%		05/01/2037				18,123.00	20,301.00	7,936.00	8,889.00		26,059	29,190
Freddie Mac S.F. 30 yr		6.000%		06/01/2038				26,879.00	30,133.00	11,822.00	13,253.00		38,701	43,386
Freddie Mac S.F. 30 yr		6.000%		08/01/2038				26,117.00	29,488.00	22,117.00	24,972.00		48,234	54,460
Freddie Mac S.F. 30 yr		6.000%		07/01/2039				5,517.00	6,191.00	2,546.00	2,857.00		8,063	9,048
Freddie Mac S.F. 30 yr		6.000%		03/01/2040				150,136.00	168,326.00	64,351.00	72,148.00		214,487	240,474
Freddie Mac S.F. 30 yr		6.000%		05/01/2040				485,940.00	543,888.00	26,187.00	29,244.00		512,127	573,132
Freddie Mac S.F. 30 yr		6.000%		07/01/2040				24,699.00	27,704.00	13,508.00	15,151.00		38,207	42,855
Freddie Mac S.F. 30 yr		6.500%		12/01/2031				3,898.00	4,391.00	1,715.00	1,932.00		5,613	6,323
Freddie Mac S.F. 30 yr		6.500%		07/01/2032				34,013.00	38,301.00	13,414.00	15,105.00		47,427	53,406
GNMA I S.F. 30 yr		7.000%		12/15/2034				33,563.00	38,283.00	13,319.00	15,192.00		46,882	53,475
GNMA II S.F. 30 yr		5.500%		05/20/2037				18,295.00	19,653.00	8,870.00	9,529.00		27,165	29,182
GNMA II S.F. 30 yr		6.000%		02/20/2039				21,694.00	23,860.00	10,013.00	11,013.00		31,707	34,873
GNMA II S.F. 30 yr		6.000%		02/20/2040				88,598.00	97,782.00	38,637.00	42,642.00		127,235	140,424
GNMA II S.F. 30 yr		6.000%		04/20/2046				25,646.00	28,267.00	11,657.00	12,849.00		37,303	41,116
GNMA II S.F. 30 yr		6.500%		06/20/2039				31,572.00	35,105.00	14,032.00	15,602.00		45,604	50,707

Total Agency Mortgage-Backed Securities									15,557,186		6,243,258	0		21,800,444

Collateralized Debt Obligations						2.15%
AMMC CLO	Series 2015-16A AR 144A	2.982%	(LIBOR03M + 1.26%)	04/14/2029	#●			170,000.00	170,719.00	100,000.00	100,423.00		270,000	271,142	#●
Apex Credit CLO	Series 2017-1A A1 144A	3.211%	(LIBOR03M + 1.47%, Floor 1.47%)	04/24/2029	#●			155,000.00	156,025.00	100,000.00	100,661.00		255,000	256,686	#●
Atlas Senior Loan Fund X	Series 2018-10A A 144A	2.796%	(LIBOR03M + 1.09%)	01/15/2031	#●			250,000.00	250,093.00	100,000.00	100,037.00		350,000	350,130	#●
Benefit Street Partners CLO IV	Series 2014-IVA A1R 144A	3.235%	(LIBOR03M + 1.49%)	01/20/2029	#●			500,000.00	502,731.00	0	0		500,000	502,731	#●
Cedar Funding VI CLO	Series 2016-6A A1 144A	2.833%	(LIBOR03M + 1.47%)	10/20/2028	#●			250,000.00	251,016.00	250,000.00	251,016.00		500,000	502,032	#●
CFIP CLO	Series 2017-1A A 144A	2.616%	(LIBOR03M + 1.22%)	01/18/2030	#●			250,000.00	251,733.00	0	0		250,000	251,733	#●
Galaxy XXI CLO	Series 2015-21A AR 144A	2.765%	(LIBOR03M + 1.02%)	04/20/2031	#●			350,000.00	350,523.00	250,000.00	250,374.00		600,000	600,897	#●
GoldenTree Loan Management US CLO	Series 2017-1A A 144A	2.965%	(LIBOR03M + 1.22%)	04/20/2029	#●			250,000.00	251,500.00	250,000.00	251,500.00		500,000	503,000	#●
KKR Financial CLO	Series 2013-1A A1R 144A	3.012%	(LIBOR03M + 1.29%)	04/15/2029	#●			300,000.00	302,990.00	0	0		300,000	302,990	#●
Mariner CLO 5	Series 2018-5A A 144A	3.324%	(LIBOR03M + 1.11%, Floor 1.11%)	04/25/2031	#●			250,000.00	250,121.00	0	0		250,000	250,121	#●
MP CLO IV	Series 2013-2A ARR 144A	3.025%	(LIBOR03M + 1.28%)	07/25/2029	#●			250,000.00	251,757.00	250,000.00	251,757.00		500,000	503,514	#●
Northwoods Capital XV	Series 2017-15A A 144A	3.502%	(LIBOR03M + 1.30%)	06/20/2029	#●			250,000.00	251,803.00	0	0		250,000	251,803	#●
Northwoods Capital XVII	Series 2018-17A A 144A	3.308%	(LIBOR03M + 1.06%, Floor 1.06%)	04/22/2031	#●			250,000.00	250,120.00	250,000.00	250,120.00		500,000	500,240	#●
Oaktree CLO	Series 2014-1A A1R 144A	3.110%	(LIBOR03M + 1.29%)	05/13/2029	#●			400,000.00	403,293.00	0	0		400,000	403,293	#●
Octagon Investment Partners XV CLO	Series 2013-1A A1AR 144A	2.949%	(LIBOR03M + 1.21%)	07/19/2030	#●			250,000.00	251,027.00	0	0		250,000	251,027	#●
TIAA CLO II	Series 2017-1A A 144A	3.025%	(LIBOR03M + 1.28%)	04/20/2029	#●			250,000.00	251,394.00	250,000.00	251,394.00		500,000	502,788	#●
Venture CDO	Series 2016-25A A1 144A	3.235%	(LIBOR03M + 1.49%)	04/20/2029	#●			100,000.00	100,778.00	0	0		100,000	100,778	#●
Venture XXII CLO	Series 2015-22A AR 144A	2.801%	(LIBOR03M + 1.08%)	01/15/2031	#●			300,000.00	300,112.00	200,000.00	200,074.00		500,000	500,186	#●
Venture XXIV CLO	Series 2016-24A A1D 144A	3.165%	(LIBOR03M + 1.42%)	10/20/2028	#●			140,000.00	140,483.00	100,000.00	100,345.00		240,000	240,828	#●
Venture XXVIII CLO	Series 2017-28A A2 144A	2.855%	(LIBOR03M + 1.11%)	07/20/2030	#●			250,000.00	251,132.00	100,000.00	100,453.00		350,000	351,585	#●

Total Collateralized Debt Obligations									5,189,350		2,208,154	0		7,397,504

Corporate Bonds						18.02%
Banking						4.55%
Banco de Credito e Inversiones 144A	Banking	3.500%		10/12/2027	#			200,000.00	187,400.00				200,000	187,400	#	187,400
Banco do Brasil 144A	Banking	4.625%		01/15/2025	#			200,000.00	195,300.00				200,000	195,300	#
Banco Santander	Banking	3.800%		02/23/2028				200,000.00	193,203.00				200,000	193,203
Banco Santander Mexico 144A	Banking	4.125%		11/09/2022	#			150,000.00	150,000.00				150,000	150,000	#
Bancolombia	Banking	4.875%		10/18/2027	μ			200,000.00	194,150.00				200,000	194,150	μ
Bank Nederlandse Gemeenten	Banking	3.500%		07/19/2027			AUD	24,000.00	18,852.00	16,000.00	12,568.00		40,000	31,420
Bank of America	Banking	3.300%		08/05/2021			AUD	20,000.00	15,509.00	10,000.00	7,755.00		30,000	23,264
Bank of America	Banking	3.550%		03/05/2024	μ			205,000.00	205,694.00	85,000.00	85,288.00		290,000	290,982	μ
Bank of America	Banking	3.970%		03/05/2029	μ			30,000.00	30,093.00	10,000.00	10,031.00		40,000	40,124	μ
Bank of America	Banking	4.183%		11/25/2027				250,000.00	248,153.00	110,000.00	109,187.00		360,000	357,340
Bank of America	Banking	5.625%		07/01/2020				335,000.00	353,446.00	135,000.00	142,433.00		470,000	495,879
Bank of Montreal	Banking	3.803%		12/15/2032	μ			180,000.00	170,752.00	75,000.00	71,147.00		255,000	241,899	μ
Bank of New York Mellon	Banking	2.200%		03/04/2019				125,000.00	124,558.00	50,000.00	49,823.00		175,000	174,381
Bank of New York Mellon	Banking	2.950%		01/29/2023				85,000.00	83,959.00	35,000.00	34,571.00		120,000	118,530
Bank of New York Mellon	Banking	4.625%			μψ			140,000.00	136,850.00	60,000.00	58,650.00		200,000	195,500	μψ
Barclays	Banking	8.250%			μψ			200,000.00	206,882.00				200,000	206,882	μψ
Branch Banking & Trust	Banking	2.250%		06/01/2020				530,000.00	521,938.00	250,000.00	246,197.00		780,000	768,135
Citigroup	Banking	2.985%	(LIBOR03M + 1.10%)	05/17/2024	●			595,000.00	600,768.00	260,000.00	262,520.00		855,000	863,288	●
Citigroup	Banking	3.750%		10/27/2023			AUD	24,000.00	18,733.00	59,000.00	46,053.00		83,000	64,786
Citizens Financial Group	Banking	2.375%		07/28/2021				75,000.00	72,781.00	25,000.00	24,260.00		100,000	97,041
Citizens Financial Group	Banking	4.300%		12/03/2025				105,000.00	106,303.00	55,000.00	55,683.00		160,000	161,986
Compass Bank	Banking	3.875%		04/10/2025				250,000.00	244,844.00				250,000	244,844
Credit Suisse Group 144A	Banking	3.869%		01/12/2029	#μ			315,000.00	305,266.00	250,000.00	242,274.00		565,000	547,540	#μ
Credit Suisse Group 144A	Banking	6.250%			#μψ			200,000.00	205,728.00				200,000	205,728	#μψ
Export-Import Bank of Korea	Banking	4.000%		06/07/2027			AUD	10,000.00	7,735.00	10,000.00	7,735.00		20,000	15,470
Fifth Third Bancorp	Banking	2.600%		06/15/2022				70,000.00	67,919.00	155,000.00	150,392.00		225,000	218,311
Fifth Third Bancorp	Banking	3.950%		03/14/2028				105,000.00	105,719.00	5,000.00	5,034.00		110,000	110,753
Fifth Third Bank	Banking	2.300%		03/15/2019				200,000.00	199,185.00				200,000	199,185
Fifth Third Bank	Banking	3.850%		03/15/2026				200,000.00	197,826.00				200,000	197,826
Goldman Sachs Group	Banking	5.150%		05/22/2045				30,000.00	32,384.00	15,000.00	16,192.00		45,000	48,576
Goldman Sachs Group	Banking	5.200%		12/17/2019			NZD	20,000.00	14,977.00	18,000.00	13,479.00		38,000	28,456
Goldman Sachs Group	Banking	6.000%		06/15/2020				330,000.00	349,338.00	130,000.00	137,618.00		460,000	486,956
HSBC Holdings	Banking	6.500%			μψ			200,000.00	204,250.00				200,000	204,250	μψ
Huntington Bancshares	Banking	2.300%		01/14/2022				80,000.00	76,685.00	35,000.00	33,550.00		115,000	110,235
JPMorgan Chase & Co.	Banking	3.897%		01/23/2049	μ			85,000.00	81,220.00	35,000.00	33,444.00		120,000	114,664	μ
JPMorgan Chase & Co.	Banking	3.964%		11/15/2048	μ			60,000.00	57,787.00	25,000.00	24,078.00		85,000	81,865	μ
JPMorgan Chase & Co.	Banking	4.250%		11/02/2018			NZD	110,000.00	80,264.00	85,000.00	62,022.00		195,000	142,286
KeyBank	Banking	3.375%		03/07/2023				440,000.00	441,883.00				440,000	441,883
KeyBank	Banking	3.400%		05/20/2026				250,000.00	241,880.00	250,000.00	241,880.00		500,000	483,760
Landwirtschaftliche Rentenbank	Banking	5.375%		04/23/2024			NZD	335,000.00	270,301.00	125,000.00	100,858.00		460,000	371,159
Lloyds Banking Group	Banking	3.574%		11/07/2028	μ			260,000.00	245,719.00				260,000	245,719	μ
Manufacturers & Traders Trust	Banking	2.500%		05/18/2022				250,000.00	242,839.00				250,000	242,839
Morgan Stanley	Banking	2.750%		05/19/2022				140,000.00	136,569.00	60,000.00	58,530.00		200,000	195,099
Morgan Stanley	Banking	3.625%		01/20/2027				110,000.00	107,720.00	50,000.00	48,963.00		160,000	156,683
Morgan Stanley	Banking	3.772%		01/24/2029	μ			440,000.00	433,409.00	145,000.00	142,828.00		585,000	576,237	μ
Morgan Stanley	Banking	3.950%		04/23/2027				70,000.00	68,241.00	30,000.00	29,246.00		100,000	97,487
Morgan Stanley	Banking	5.000%		09/30/2021			AUD	24,000.00	19,643.00	54,000.00	44,196.00		78,000	63,839
Morgan Stanley	Banking	5.000%		11/24/2025				215,000.00	225,060.00	90,000.00	94,211.00		305,000	319,271
Nationwide Building Society 144A	Banking	4.125%		10/18/2032	#μ			250,000.00	238,885.00				250,000	238,885	#μ
Northern Trust	Banking	3.375%		05/08/2032	μ			45,000.00	43,246.00	20,000.00	19,220.00		65,000	62,466	μ
PNC Bank	Banking	2.700%		11/01/2022				250,000.00	242,110.00				250,000	242,110
PNC Financial Services Group	Banking	5.000%			μψ			145,000.00	144,710.00	65,000.00	64,870.00		210,000	209,580	μψ
Regions Financial	Banking	2.750%		08/14/2022				55,000.00	53,479.00	25,000.00	24,309.00		80,000	77,788
Royal Bank of Canada	Banking	2.750%		02/01/2022				215,000.00	212,085.00	95,000.00	93,712.00		310,000	305,797
Royal Bank of Scotland Group	Banking	3.875%		09/12/2023				200,000.00	197,678.00	200,000.00	197,678.00		400,000	395,356
Santander UK 144A	Banking	5.000%		11/07/2023	#			200,000.00	207,187.00	200,000.00	207,187.00		400,000	414,374	#
State Street	Banking	3.100%		05/15/2023				65,000.00	64,630.00				65,000	64,630
State Street	Banking	3.300%		12/16/2024				100,000.00	99,192.00	160,000.00	158,707.00		260,000	257,899
SunTrust Banks	Banking	2.450%		08/01/2022				55,000.00	53,027.00	30,000.00	28,924.00		85,000	81,951
SunTrust Banks	Banking	2.700%		01/27/2022				35,000.00	34,251.00	70,000.00	68,502.00		105,000	102,753
SunTrust Banks	Banking	3.000%		02/02/2023				55,000.00	54,058.00	15,000.00	14,743.00		70,000	68,801
SunTrust Banks	Banking	3.300%		05/15/2026				200,000.00	190,939.00				200,000	190,939
SunTrust Banks	Banking	5.050%			μψ			10,000.00	9,963.00	30,000.00	29,887.00		40,000	39,850	μψ
UBS Group Funding Switzerland 144A	Banking	2.859%		08/15/2023	#μ			200,000.00	193,463.00	200,000.00	193,463.00		400,000	386,926	#μ
UBS Group Funding Switzerland 144A	Banking	3.491%		05/23/2023	#			200,000.00	197,753.00				200,000	197,753	#
US Bancorp	Banking	3.100%		04/27/2026				155,000.00	148,039.00	175,000.00	167,141.00		330,000	315,180
US Bancorp	Banking	3.150%		04/27/2027				30,000.00	28,855.00				30,000	28,855
USB Capital IX	Banking	3.500%	(LIBOR03M + 1.02%)		ψ●			235,000.00	212,511.00	145,000.00	131,123.00		380,000	343,634	ψ●
Wells Fargo & Co.	Banking	3.000%		07/27/2021			AUD	38,000.00	29,184.00				38,000	29,184
Westpac Banking	Banking	5.000%			μψ			45,000.00	41,631.00	20,000.00	18,503.00		65,000	60,134	μψ
Woori Bank 144A	Banking	4.750%		04/30/2024	#			200,000.00	204,459.00				200,000	204,459	#
Zions Bancorporation	Banking	4.500%		06/13/2023				85,000.00	86,585.00	40,000.00	40,746.00		125,000	127,331

									11,487,635		4,161,411	0		15,649,046

Basic Industry					1.26%
Anglo American Capital 144A	Basic Industry	4.750%	04/10/2027	#		200,000.00	202,493.00	200,000.00	202,493.00		400,000	404,986	#
Anglo American Capital 144A	Basic Industry	4.875%	05/14/2025	#		200,000.00	205,099.00				200,000	205,099	#
BHP Billiton Finance USA 144A	Basic Industry	6.250%	10/19/2075	#μ		200,000.00	211,100.00				200,000	211,100	#μ
Braskem Netherlands Finance 144A	Basic Industry	4.500%	01/10/2028	#		200,000.00	194,930.00				200,000	194,930	#
Builders FirstSource 144A	Basic Industry	5.625%	09/01/2024	#		105,000.00	105,919.00	50,000.00	50,437.00		155,000	156,356	#
Cydsa 144A	Basic Industry	6.250%	10/04/2027	#		200,000.00	199,250.00				200,000	199,250	#
Dow Chemical	Basic Industry	8.550%	05/15/2019			611,000.00	648,660.00	198,000.00	210,204.00		809,000	858,864
Freeport-McMoRan	Basic Industry	6.875%	02/15/2023			150,000.00	161,625.00	65,000.00	70,037.00		215,000	231,662
Georgia-Pacific	Basic Industry	8.000%	01/15/2024			290,000.00	359,496.00	160,000.00	198,342.00		450,000	557,838
Mexichem 144A	Basic Industry	5.500%	01/15/2048	#		200,000.00	186,750.00				200,000	186,750	#
Mosaic	Basic Industry	5.625%	11/15/2043			65,000.00	68,090.00	25,000.00	26,188.00		90,000	94,278
OCP 144A	Basic Industry	4.500%	10/22/2025	#		200,000.00	197,505.00	200,000.00	197,505.00		400,000	395,010	#
Petkim Petrokimya Holding 144A	Basic Industry	5.875%	01/26/2023	#		200,000.00	196,367.00				200,000	196,367	#
PulteGroup	Basic Industry	5.000%	01/15/2027					30,000.00	29,279.00		30,000	29,279
Standard Industries 144A	Basic Industry	5.000%	02/15/2027	#		170,000.00	165,442.00	80,000.00	77,855.00		250,000	243,297	#
US Concrete	Basic Industry	6.375%	06/01/2024			50,000.00	52,125.00	25,000.00	26,063.00		75,000	78,188
WestRock 144A	Basic Industry	3.000%	09/15/2024	#		55,000.00	52,635.00	25,000.00	23,925.00		80,000	76,560	#

							3,207,486		1,112,328	0		4,319,814
Capital Goods						1.11%
Allegion US Holding	Capital Goods	3.200%		10/01/2024			180,000.00	175,034.00	75,000.00	72,931.00		255,000	247,965
BWAY Holding 144A	Capital Goods	5.500%		04/15/2024	#		145,000.00	146,269.00	60,000.00	60,525.00		205,000	206,794	#
Carlisle	Capital Goods	3.750%		12/01/2027			270,000.00	262,349.00	140,000.00	136,033.00		410,000	398,382
CCL Industries 144A	Capital Goods	3.250%		10/01/2026	#		85,000.00	78,833.00	40,000.00	37,098.00		125,000	115,931	#
CRH America Finance 144A	Capital Goods	3.950%		04/04/2028	#		200,000.00	199,637.00				200,000	199,637	#
Crown Americas 144A	Capital Goods	4.750%		02/01/2026	#		16,000.00	15,520.00	9,000.00	8,730.00		25,000	24,250	#
Eaton	Capital Goods	3.103%		09/15/2027			325,000.00	306,159.00	205,000.00	193,115.00		530,000	499,274
General Electric	Capital Goods	2.100%		12/11/2019			25,000.00	24,573.00				25,000	24,573
General Electric	Capital Goods	5.550%		05/04/2020			75,000.00	78,545.00	40,000.00	41,891.00		115,000	120,436
General Electric	Capital Goods	6.000%		08/07/2019			145,000.00	150,335.00	80,000.00	82,944.00		225,000	233,279
Leggett & Platt	Capital Goods	3.500%		11/15/2027			255,000.00	245,613.00	135,000.00	130,030.00		390,000	375,643
Lennox International	Capital Goods	3.000%		11/15/2023			245,000.00	238,931.00	100,000.00	97,523.00		345,000	336,454
Martin Marietta Materials	Capital Goods	3.500%		12/15/2027			45,000.00	42,941.00	20,000.00	19,085.00		65,000	62,026			62,026
Northrop Grumman	Capital Goods	2.550%		10/15/2022			85,000.00	82,434.00	35,000.00	33,943.00		120,000	116,377
Northrop Grumman	Capital Goods	3.250%		08/01/2023			65,000.00	64,619.00	105,000.00	104,384.00		170,000	169,003
Nvent Finance 144A	Capital Goods	4.550%		04/15/2028	#		150,000.00	150,888.00	60,000.00	60,355.00		210,000	211,243	#
Waste Management	Capital Goods	3.150%		11/15/2027			360,000.00	343,469.00	150,000.00	143,112.00		510,000	486,581

								2,606,149		1,221,699	0		3,827,848
Consumer Cyclical						0.44%
Daimler Finance North America 144A	Consumer Cyclical	3.350%		02/22/2023	#		175,000.00	174,443.00				175,000	174,443	#		174,443
General Motors Financial	Consumer Cyclical	3.450%		04/10/2022			270,000.00	267,964.00	115,000.00	114,133.00		385,000	382,097
General Motors Financial	Consumer Cyclical	5.250%		03/01/2026			15,000.00	15,860.00	5,000.00	5,286.00		20,000	21,146
Hyundai Capital America 144A	Consumer Cyclical	3.000%		03/18/2021	#		45,000.00	44,489.00	10,000.00	9,886.00		55,000	54,375	#
JD.com	Consumer Cyclical	3.125%		04/29/2021			200,000.00	196,271.00				200,000	196,271
Marriott International	Consumer Cyclical	4.500%		10/01/2034			20,000.00	20,434.00	10,000.00	10,217.00		30,000	30,651			30,651
MGM Resorts International	Consumer Cyclical	4.625%		09/01/2026			50,000.00	48,000.00	25,000.00	24,000.00		75,000	72,000
Penn National Gaming 144A	Consumer Cyclical	5.625%		01/15/2027	#		160,000.00	154,000.00	70,000.00	67,375.00		230,000	221,375	#
Royal Caribbean Cruises	Consumer Cyclical	3.700%		03/15/2028			180,000.00	172,776.00	80,000.00	76,789.00		260,000	249,565			249,565
Scientific Games International	Consumer Cyclical	10.000%		12/01/2022			75,000.00	81,047.00	35,000.00	37,822.00		110,000	118,869

								1,175,284		345,508	0		1,520,792
Consumer Non-Cyclical						1.91%
AbbVie	Consumer Non-Cyclical	2.500%		05/14/2020			970,000.00	957,820.00	260,000.00	256,735.00		1,230,000	1,214,555			1,214,555
AbbVie	Consumer Non-Cyclical	4.450%		05/14/2046			30,000.00	29,900.00	15,000.00	14,950.00		45,000	44,850
Anheuser-Busch InBev Finance	Consumer Non-Cyclical	2.650%		02/01/2021			1,240,000.00	1,230,911.00	310,000.00	307,727.00		1,550,000	1,538,638
Atento Luxco 1 144A	Consumer Non-Cyclical	6.125%		08/10/2022	#		60,000.00	61,163.00	10,000.00	10,194.00		70,000	71,357	#
BAT Capital 144A	Consumer Non-Cyclical	3.222%		08/15/2024	#		545,000.00	525,965.00	155,000.00	149,586.00		700,000	675,551	#
Becton Dickinson & Co.	Consumer Non-Cyclical	3.363%		06/06/2024			245,000.00	236,037.00	100,000.00	96,342.00		345,000	332,379
Biogen	Consumer Non-Cyclical	5.200%		09/15/2045			50,000.00	54,713.00	20,000.00	21,885.00		70,000	76,598
Boston Scientific	Consumer Non-Cyclical	4.000%		03/01/2028			105,000.00	105,116.00	45,000.00	45,050.00		150,000	150,166
Celgene	Consumer Non-Cyclical	3.900%		02/20/2028			275,000.00	269,835.00	115,000.00	112,840.00		390,000	382,675
CVS Health	Consumer Non-Cyclical	3.350%		03/09/2021			115,000.00	115,686.00	45,000.00	45,268.00		160,000	160,954
CVS Health	Consumer Non-Cyclical	3.700%		03/09/2023			100,000.00	100,418.00	45,000.00	45,188.00		145,000	145,606			145,606
CVS Health	Consumer Non-Cyclical	4.100%		03/25/2025			120,000.00	120,924.00	50,000.00	50,385.00		170,000	171,309
CVS Health	Consumer Non-Cyclical	4.300%		03/25/2028			115,000.00	115,939.00	50,000.00	50,408.00		165,000	166,347
HCA	Consumer Non-Cyclical	5.375%		02/01/2025			90,000.00	90,450.00	45,000.00	45,225.00		135,000	135,675
Hill-Rom Holdings 144A	Consumer Non-Cyclical	5.000%		02/15/2025	#		110,000.00	109,587.00	50,000.00	49,813.00		160,000	159,400	#
JBS USA 144A	Consumer Non-Cyclical	6.750%		02/15/2028	#		40,000.00	38,450.00	10,000.00	9,613.00		50,000	48,063	#
Mylan 144A	Consumer Non-Cyclical	4.550%		04/15/2028	#		80,000.00	80,017.00	35,000.00	35,008.00		115,000	115,025	#
New York and Presbyterian Hospital	Consumer Non-Cyclical	4.063%		08/01/2056			90,000.00	89,314.00	50,000.00	49,619.00		140,000	138,933
Pernod Ricard 144A	Consumer Non-Cyclical	4.450%		01/15/2022	#		150,000.00	155,819.00				150,000	155,819	#
Post Holdings 144A	Consumer Non-Cyclical	5.000%		08/15/2026	#		145,000.00	138,113.00	80,000.00	76,200.00		225,000	214,313	#		214,313
Rede D'or Finance 144A	Consumer Non-Cyclical	4.950%		01/17/2028	#		200,000.00	190,375.00				200,000	190,375	#
Tenet Healthcare 144A	Consumer Non-Cyclical	5.125%		05/01/2025	#		40,000.00	38,600.00	15,000.00	14,475.00		55,000	53,075	#
Thermo Fisher Scientific	Consumer Non-Cyclical	3.000%		04/15/2023			195,000.00	190,501.00				195,000	190,501
Universal Health Services 144A	Consumer Non-Cyclical	5.000%		06/01/2026	#		25,000.00	25,250.00	15,000.00	15,150.00		40,000	40,400	#

								5,070,903		1,501,661	0		6,572,564
Energy						1.76%
Abu Dhabi Crude Oil Pipeline 144A	Energy	4.600%		11/02/2047	#		200,000.00	194,755.00				200,000	194,755	#		194,755
Ecopetrol	Energy	5.875%		09/18/2023			35,000.00	37,537.00				35,000	37,537
Enbridge	Energy	3.700%		07/15/2027			205,000.00	196,756.00	115,000.00	110,375.00		320,000	307,131
Enbridge	Energy	6.000%		01/15/2077	μ		65,000.00	64,350.00	25,000.00	24,750.00		90,000	89,100	μ
Enbridge	Energy	6.250%		03/01/2078	μ		50,000.00	49,624.00	20,000.00	19,849.00		70,000	69,473	μ
Energy Transfer Partners	Energy	4.750%		01/15/2026			35,000.00	35,425.00	15,000.00	15,182.00		50,000	50,607
Energy Transfer Partners	Energy	6.125%		12/15/2045			125,000.00	129,976.00	100,000.00	103,981.00		225,000	233,957
Energy Transfer Partners	Energy	6.625%			μψ		150,000.00	142,969.00	65,000.00	61,953.00		215,000	204,922	μψ
Energy Transfer Partners	Energy	9.700%		03/15/2019			95,000.00	100,778.00	56,000.00	59,406.00		151,000	160,184		160,184
Gulfport Energy	Energy	6.000%		10/15/2024			75,000.00	71,531.00	35,000.00	33,381.00		110,000	104,912
Gulfport Energy	Energy	6.625%		05/01/2023			35,000.00	35,525.00	15,000.00	15,225.00		50,000	50,750
Hilcorp Energy I 144A	Energy	5.000%		12/01/2024	#		110,000.00	108,900.00	50,000.00	49,500.00		160,000	158,400	#
Kinder Morgan	Energy	4.300%		03/01/2028			215,000.00	214,547.00	90,000.00	89,810.00		305,000	304,357
MPLX	Energy	4.500%		04/15/2038			95,000.00	93,463.00	35,000.00	34,434.00		130,000	127,897
MPLX	Energy	4.700%		04/15/2048			115,000.00	113,009.00	45,000.00	44,221.00		160,000	157,230
MPLX	Energy	4.875%		12/01/2024			225,000.00	236,152.00	100,000.00	104,957.00		325,000	341,109
Murphy Oil	Energy	6.875%		08/15/2024			125,000.00	130,625.00	60,000.00	62,700.00		185,000	193,325		193,325
Noble Energy	Energy	3.850%		01/15/2028			240,000.00	236,286.00	105,000.00	103,375.00		345,000	339,661
Noble Energy	Energy	5.050%		11/15/2044			60,000.00	62,845.00	25,000.00	26,186.00		85,000	89,031
ONEOK	Energy	7.500%		09/01/2023			230,000.00	268,247.00	100,000.00	116,629.00		330,000	384,876
Pertamina Persero 144A	Energy	4.875%		05/03/2022	#		200,000.00	206,827.00				200,000	206,827	#
Petrobras Global Finance 144A	Energy	5.299%		01/27/2025	#		58,000.00	57,347.00	5,000.00	4,944.00		63,000	62,291	#
Petrobras Global Finance	Energy	7.375%		01/17/2027			55,000.00	59,647.00	15,000.00	16,267.00		70,000	75,914
Rio Energy 144A	Energy	6.875%		02/01/2025	#		150,000.00	148,500.00				150,000	148,500	#
Sabine Pass Liquefaction	Energy	5.625%		03/01/2025			100,000.00	107,546.00	40,000.00	43,018.00		140,000	150,564
Sabine Pass Liquefaction	Energy	5.750%		05/15/2024			160,000.00	172,370.00				160,000	172,370
Sabine Pass Liquefaction	Energy	5.875%		06/30/2026			165,000.00	180,529.00	110,000.00	120,352.00		275,000	300,881
Shell International Finance	Energy	2.875%		05/10/2026			85,000.00	81,955.00	35,000.00	33,746.00		120,000	115,701
Southwestern Energy	Energy	6.700%		01/23/2025			80,000.00	78,000.00	35,000.00	34,125.00		115,000	112,125
Targa Resources Partners	Energy	5.125%		02/01/2025			35,000.00	34,956.00	25,000.00	24,969.00		60,000	59,925
Targa Resources Partners	Energy	5.375%		02/01/2027			65,000.00	65,000.00	30,000.00	30,000.00		95,000	95,000			95,000
Tecpetrol 144A	Energy	4.875%		12/12/2022	#		115,000.00	112,556.00	20,000.00	19,575.00		135,000	132,131	#
Tengizchevroil Finance Co. International 144A	Energy	4.000%		08/15/2026	#		200,000.00	191,650.00				200,000	191,650	#
Transcanada Trust	Energy	5.875%		08/15/2076	μ		75,000.00	78,375.00	35,000.00	36,575.00		110,000	114,950	μ
Transcontinental Gas Pipe Line 144A	Energy	4.000%		03/15/2028	#		145,000.00	141,788.00	60,000.00	58,671.00		205,000	200,459	#	200,459	200,459
Transocean Proteus 144A	Energy	6.250%		12/01/2024	#				22,500.00	22,978.00		22,500	22,978	#	22,978	22,978
Woodside Finance 144A	Energy	8.750%		03/01/2019	#		145,000.00	152,888.00	65,000.00	68,536.00		210,000	221,424	#
YPF 144A	Energy	27.125%	(BADLARPP + 4.00%)	07/07/2020	#●		90,000.00	72,450.00	15,000.00	12,075.00		105,000	84,525	#●

								4,465,684		1,601,745	0		6,067,429
Financials						0.68%
AerCap Global Aviation Trust 144A	Financials	6.500%		06/15/2045	#μ		200,000.00	216,750.00				200,000	216,750	#μ
AerCap Ireland Capital	Financials	3.650%		07/21/2027			300,000.00	281,289.00				300,000	281,289		281,289
Air Lease	Financials	3.000%		09/15/2023			130,000.00	124,665.00	55,000.00	52,743.00		185,000	177,408
Air Lease	Financials	3.625%		04/01/2027			295,000.00	281,611.00	155,000.00	147,965.00		450,000	429,576
Aviation Capital Group 144A	Financials	3.500%		11/01/2027	#		170,000.00	159,713.00	20,000.00	18,790.00		190,000	178,503	#
Aviation Capital Group 144A	Financials	4.875%		10/01/2025	#				55,000.00	57,729.00		55,000	57,729	#
Aviation Capital Group 144A	Financials	6.750%		04/06/2021	#		35,000.00	38,523.00	25,000.00	27,517.00		60,000	66,040	#
Charles Schwab	Financials	3.200%		01/25/2028			35,000.00	33,604.00	15,000.00	14,402.00		50,000	48,006		48,006
E*TRADE Financial	Financials	3.800%		08/24/2027			95,000.00	92,359.00	40,000.00	38,888.00		135,000	131,247
E*TRADE Financial	Financials	5.875%			μψ		120,000.00	123,000.00	50,000.00	51,250.00		170,000	174,250	μψ
International Lease Finance	Financials	8.625%		01/15/2022					150,000.00	175,040.00		150,000	175,040
Jefferies Group	Financials	4.150%		01/23/2030			55,000.00	51,352.00	20,000.00	18,673.00		75,000	70,025
Jefferies Group	Financials	6.450%		06/08/2027			50,000.00	56,549.00	30,000.00	33,929.00		80,000	90,478
Jefferies Group	Financials	6.500%		01/20/2043			45,000.00	49,996.00	20,000.00	22,220.00		65,000	72,216
Lazard Group	Financials	3.625%		03/01/2027			15,000.00	14,606.00				15,000	14,606
Lazard Group	Financials	3.750%		02/13/2025			100,000.00	98,505.00	60,000.00	59,103.00		160,000	157,608
															0
								1,622,522		718,249	0		2,340,771
Insurance						0.52%
AXIS Specialty Finance	Insurance	4.000%		12/06/2027			125,000.00	120,711.00	55,000.00	53,113.00		180,000	173,824
Berkshire Hathaway Finance	Insurance	2.900%		10/15/2020			145,000.00	145,935.00	75,000.00	75,484.00		220,000	221,419
Liberty Mutual Group 144A	Insurance	4.950%		05/01/2022	#				25,000.00	26,415.00		25,000	26,415	#
MetLife	Insurance	5.250%			μψ				60,000.00	61,484.00		60,000	61,484	μψ
MetLife	Insurance	6.400%		12/15/2036			20,000.00	21,975.00	90,000.00	98,887.00		110,000	120,862
MetLife 144A	Insurance	9.250%		04/08/2038	#		400,000.00	546,000.00				400,000	546,000	#	546,000	546,000
Nuveen Finance 144A	Insurance	2.950%		11/01/2019	#		85,000.00	84,815.00	50,000.00	49,891.00		135,000	134,706	#
Prudential Financial	Insurance	5.375%		05/15/2045	μ		85,000.00	87,231.00	45,000.00	46,181.00		130,000	133,412	μ	133,412
Voya Financial 144A	Insurance	4.700%		01/23/2048	#μ		95,000.00	86,529.00	40,000.00	36,433.00		135,000	122,962	#μ
XLIT	Insurance	4.179%	(LIBOR03M + 2.458%)		ψ●		70,000.00	69,650.00	30,000.00	29,850.00		100,000	99,500	ψ●
XLIT	Insurance	5.500%		03/31/2045			90,000.00	98,920.00	40,000.00	43,965.00		130,000	142,885
												0	0
								1,261,766		521,703	0		1,783,469
Media						0.42%
CCO Holdings 144A	Media	5.750%		02/15/2026	#		60,000.00	59,851.00	40,000.00	39,900.00		100,000	99,751	#
CCO Holdings 144A	Media	5.875%		05/01/2027	#		35,000.00	35,087.00	15,000.00	15,037.00		50,000	50,124	#
CSC Holdings	Media	5.250%		06/01/2024					16,000.00	15,260.00		16,000	15,260
Discovery Communications	Media	3.950%		03/20/2028			75,000.00	72,086.00	30,000.00	28,835.00		105,000	100,921
Discovery Communications	Media	5.200%		09/20/2047			45,000.00	44,997.00	15,000.00	14,999.00		60,000	59,996
Nexstar Broadcasting 144A	Media	5.625%		08/01/2024	#		120,000.00	117,864.00	55,000.00	54,021.00		175,000	171,885	#
Sinclair Television Group 144A	Media	5.125%		02/15/2027	#		80,000.00	74,600.00	35,000.00	32,637.00		115,000	107,237	#	107,237
Sirius XM Radio 144A	Media	5.375%		07/15/2026	#		100,000.00	99,000.00	45,000.00	44,550.00		145,000	143,550	#
Time Warner Cable	Media	7.300%		07/01/2038			250,000.00	299,798.00	105,000.00	125,915.00		355,000	425,713
Time Warner Entertainment	Media	8.375%		03/15/2023			150,000.00	178,157.00	70,000.00	83,140.00		220,000	261,297

								981,440		454,294	0		1,435,734
Real Estate						0.94%
Alexandria Real Estate Equities	Real Estate	3.450%		04/30/2025			85,000.00	82,310.00	35,000.00	33,892.00		120,000	116,202
American Tower	Real Estate	3.600%		01/15/2028			145,000.00	137,853.00	35,000.00	33,275.00		180,000	171,128
American Tower Trust I 144A	Real Estate	3.070%		03/15/2023	#		145,000.00	143,299.00	95,000.00	93,886.00		240,000	237,185	#
Corporate Office Properties	Real Estate	3.600%		05/15/2023			80,000.00	78,404.00	55,000.00	53,903.00		135,000	132,307
Corporate Office Properties	Real Estate	5.250%		02/15/2024			105,000.00	110,514.00	65,000.00	68,413.00		170,000	178,927
Crown Castle International	Real Estate	3.800%		02/15/2028			25,000.00	24,076.00	20,000.00	19,261.00		45,000	43,337
Crown Castle International	Real Estate	5.250%		01/15/2023			105,000.00	111,660.00	45,000.00	47,854.00		150,000	159,514
CubeSmart	Real Estate	3.125%		09/01/2026			80,000.00	74,455.00	35,000.00	32,574.00		115,000	107,029
Education Realty Operating Partnership	Real Estate	4.600%		12/01/2024			100,000.00	101,547.00	60,000.00	60,928.00		160,000	162,475
ESH Hospitality 144A	Real Estate	5.250%		05/01/2025	#		45,000.00	43,889.00	20,000.00	19,506.00		65,000	63,395	#
Goodman US Finance Three 144A	Real Estate	3.700%		03/15/2028	#		40,000.00	38,491.00	20,000.00	19,246.00		60,000	57,737	#
Hospitality Properties Trust	Real Estate	4.500%		03/15/2025			95,000.00	96,074.00	55,000.00	55,622.00		150,000	151,696
Host Hotels & Resorts	Real Estate	3.750%		10/15/2023			70,000.00	69,252.00	60,000.00	59,359.00		130,000	128,611
Host Hotels & Resorts	Real Estate	3.875%		04/01/2024			50,000.00	49,428.00	10,000.00	9,886.00		60,000	59,314
Host Hotels & Resorts	Real Estate	4.500%		02/01/2026			55,000.00	55,738.00	5,000.00	5,067.00		60,000	60,805
Hudson Pacific Properties	Real Estate	3.950%		11/01/2027			50,000.00	47,985.00	20,000.00	19,194.00		70,000	67,179
Iron Mountain US Holdings 144A	Real Estate	5.375%		06/01/2026	#		100,000.00	96,125.00	45,000.00	43,256.00		145,000	139,381	#
Kilroy Realty	Real Estate	3.450%		12/15/2024			85,000.00	82,557.00	40,000.00	38,850.00		125,000	121,407
Life Storage	Real Estate	3.875%		12/15/2027			15,000.00	14,465.00	5,000.00	4,822.00		20,000	19,287
LifeStorage	Real Estate	3.500%		07/01/2026			90,000.00	86,081.00	40,000.00	38,258.00		130,000	124,339
MGM Growth Properties Operating Partnership	Real Estate	4.500%		09/01/2026			100,000.00	96,000.00	45,000.00	43,200.00		145,000	139,200
Regency Centers	Real Estate	3.600%		02/01/2027			15,000.00	14,396.00	5,000.00	4,798.00		20,000	19,194
SBA Communications	Real Estate	4.875%		09/01/2024			75,000.00	73,781.00	55,000.00	54,106.00		130,000	127,887
UDR	Real Estate	4.000%		10/01/2025			355,000.00	356,914.00	170,000.00	170,917.00		525,000	527,831
WP Carey	Real Estate	4.600%		04/01/2024			80,000.00	82,069.00	45,000.00	46,164.00		125,000	128,233

								2,167,363		1,076,237	0		3,243,600
Services						0.05%
Prime Security Services Borrower 144A	Services	9.250%		05/15/2023	#		77,000.00	83,641.00	35,000.00	38,019.00		112,000	121,660	#
United Rentals North America	Services	5.875%		09/15/2026			45,000.00	46,969.00	10,000.00	10,437.00		55,000	57,406

								130,610		48,456	0		179,066
Technology						0.56%
Analog Devices	Technology	2.950%		01/12/2021			90,000.00	89,747.00	40,000.00	39,888.00		130,000	129,635		129,635
Apple	Technology	2.750%		01/13/2025			265,000.00	255,143.00	140,000.00	134,792.00		405,000	389,935
Baidu	Technology	4.375%		03/29/2028			200,000.00	200,677.00				200,000	200,677		200,677
Broadcom	Technology	3.500%		01/15/2028			110,000.00	103,533.00	50,000.00	47,060.00		160,000	150,593
Dell International 144A	Technology	6.020%		06/15/2026	#		185,000.00	199,436.00	75,000.00	80,852.00		260,000	280,288	#
First Data 144A	Technology	5.750%		01/15/2024	#		100,000.00	101,000.00	45,000.00	45,450.00		145,000	146,450	#
NXP 144A	Technology	4.125%		06/01/2021	#		200,000.00	202,500.00				200,000	202,500	#
Oracle	Technology	2.400%		09/15/2023			70,000.00	67,072.00	35,000.00	33,536.00		105,000	100,608
Oracle	Technology	3.800%		11/15/2037			95,000.00	93,991.00	40,000.00	39,575.00		135,000	133,566		133,566
Tencent Holdings 144A	Technology	3.925%		01/19/2038	#		200,000.00	190,070.00				200,000	190,070	#
															0	0
								1,503,169		421,153	0		1,924,322
Telecommunications						1.06%
AT&T	Telecommunications	3.400%		08/14/2024			360,000.00	362,151.00	160,000.00	160,956.00		520,000	523,107
AT&T	Telecommunications	3.900%		08/14/2027			90,000.00	90,732.00	40,000.00	40,325.00		130,000	131,057
AT&T 144A	Telecommunications	4.300%		02/15/2030	#		80,000.00	79,787.00	35,000.00	34,907.00		115,000	114,694	#
Crown Castle Towers 144A	Telecommunications	4.883%		08/15/2020	#		455,000.00	471,234.00	255,000.00	264,098.00		710,000	735,332	#
Deutsche Telekom International Finance 144A	Telecommunications	1.950%		09/19/2021	#		465,000.00	446,089.00	150,000.00	143,900.00		615,000	589,989	#
GTP Acquisition Partners I 144A	Telecommunications	2.350%		06/15/2020	#		100,000.00	98,902.00	100,000.00	98,902.00		200,000	197,804	#
SBA Tower Trust 144A	Telecommunications	2.898%		10/08/2019	#		70,000.00	69,649.00	40,000.00	39,799.00		110,000	109,448	#
Sprint	Telecommunications	7.875%		09/15/2023			99,000.00	101,351.00	45,000.00	46,069.00		144,000	147,420
Sprint Spectrum 144A	Telecommunications	4.738%		03/20/2025	#		220,000.00	221,650.00				220,000	221,650	#
Verizon Communications	Telecommunications	2.625%		02/21/2020					150,000.00	149,345.00		150,000	149,345
Verizon Communications	Telecommunications	4.500%		08/10/2033			335,000.00	339,737.00	130,000.00	131,838.00		465,000	471,575
VTR Finance 144A	Telecommunications	6.875%		01/15/2024	#		200,000.00	208,802.00				200,000	208,802	#		208,802
Zayo Group 144A	Telecommunications	5.750%		01/15/2027	#				35,000.00	34,256.00		35,000	34,256	#	34,256

								2,490,084		1,144,395	0		3,634,479
Transportation						0.48%
Adani Abbot Point Terminal 144A	Transportation	4.450%		12/15/2022	#		200,000.00	188,660.00				200,000	188,660	#
Air Canada 2015-1 Class A Pass Through Trust 144A	Transportation	3.600%		03/15/2027	#◊		0.00	0.00				0	0	#◊
American Airlines 2015-1 Class A Pass Through Trust	Transportation	3.375%		05/01/2027	◊		70,292.00	68,887.00	39,539.00	38,749.00		109,831	107,636	◊
American Airlines 2015-2 Class AA Pass Through Trust	Transportation	3.600%		09/22/2027	◊		31,685.00	31,425.00	9,053.00	8,979.00		40,738	40,404	◊
American Airlines 2016-1 Class AA Pass Through Trust	Transportation	3.575%		01/15/2028	◊		37,125.00	36,824.00	18,563.00	18,412.00		55,688	55,236	◊
FedEx	Transportation	4.050%		02/15/2048			125,000.00	117,637.00	50,000.00	47,055.00		175,000	164,692
Penske Truck Leasing 144A	Transportation	2.700%		03/14/2023	#		130,000.00	124,902.00	65,000.00	62,451.00		195,000	187,353	#
Penske Truck Leasing 144A	Transportation	3.300%		04/01/2021	#		95,000.00	95,212.00	50,000.00	50,111.00		145,000	145,323	#
Penske Truck Leasing 144A	Transportation	4.200%		04/01/2027	#		190,000.00	191,762.00	85,000.00	85,788.00		275,000	277,550	#
United Airlines 2014-1 Class A Pass Through Trust	Transportation	4.000%		04/11/2026	◊		38,714.00	39,202.00	21,508.00	21,779.00		60,222	60,981	◊
United Airlines 2014-2 Class A Pass Through Trust	Transportation	3.750%		09/03/2026	◊		85,729.00	85,262.00	47,151.00	46,894.00		132,880	132,156	◊
United Airlines 2016-1 Class AA Pass Through Trust	Transportation	3.100%		07/07/2028	◊		38,945.00	37,635.00	4,868.00	4,704.00		43,813	42,339	◊
United Parcel Service	Transportation	5.125%		04/01/2019			190,000.00	195,218.00	40,000.00	41,098.00		230,000	236,316

								1,212,626		426,020	0		1,638,646

Utilities						2.28%
AES	Utilities	5.500%		04/15/2025			30,000.00	31,163.00	15,000.00	15,581.00		45,000	46,744
AES	Utilities	6.000%		05/15/2026			80,000.00	84,600.00	30,000.00	31,725.00		110,000	116,325
AES Gener 144A	Utilities	8.375%		12/18/2073	#μ		200,000.00	209,000.00				200,000	209,000	#μ
Ameren Illinois	Utilities	9.750%		11/15/2018			290,000.00	302,068.00	165,000.00	171,866.00		455,000	473,934
American Transmission Systems 144A	Utilities	5.250%		01/15/2022	#		270,000.00	287,651.00	140,000.00	149,152.00		410,000	436,803	#
AmeriGas Partners	Utilities	5.875%		08/20/2026			105,000.00	103,163.00	45,000.00	44,213.00		150,000	147,376
Appalachian Power	Utilities	3.300%		06/01/2027					75,000.00	72,803.00		75,000	72,803
Avangrid	Utilities	3.150%		12/01/2024			160,000.00	155,489.00	10,000.00	9,718.00		170,000	165,207
Cleveland Electric Illuminating	Utilities	5.500%		08/15/2024			90,000.00	100,006.00	50,000.00	55,559.00		140,000	155,565
CMS Energy	Utilities	6.250%		02/01/2020			500,000.00	527,262.00	140,000.00	147,633.00		640,000	674,895
ComEd Financing III	Utilities	6.350%		03/15/2033			160,000.00	171,600.00	65,000.00	69,713.00		225,000	241,313
DTE Energy	Utilities	3.300%		06/15/2022			205,000.00	205,075.00	90,000.00	90,033.00		295,000	295,108
Duke Energy	Utilities	2.650%		09/01/2026			375,000.00	342,654.00	85,000.00	77,668.00		460,000	420,322
Emera	Utilities	6.750%		06/15/2076	μ		175,000.00	189,875.00	75,000.00	81,375.00		250,000	271,250	μ
Enel 144A	Utilities	8.750%		09/24/2073	#μ		200,000.00	237,750.00	200,000.00	237,750.00		400,000	475,500	#μ
Enel Finance International 144A	Utilities	3.625%		05/25/2027	#		200,000.00	190,720.00				200,000	190,720	#
Entergy Louisiana	Utilities	4.000%		03/15/2033			90,000.00	91,841.00				90,000	91,841
Entergy Louisiana	Utilities	4.050%		09/01/2023			115,000.00	117,765.00	100,000.00	102,405.00		215,000	220,170
Entergy Louisiana	Utilities	4.950%		01/15/2045			15,000.00	15,339.00				15,000	15,339
Exelon	Utilities	3.950%		06/15/2025			10,000.00	10,039.00	25,000.00	25,098.00		35,000	35,137
Great Plains Energy	Utilities	4.850%		06/01/2021			60,000.00	62,149.00	30,000.00	31,075.00		90,000	93,224
Kansas City Power & Light	Utilities	3.650%		08/15/2025			180,000.00	180,718.00	90,000.00	90,359.00		270,000	271,077
LG&E & KU Energy	Utilities	4.375%		10/01/2021			425,000.00	440,965.00	225,000.00	233,452.00		650,000	674,417
Mississippi Power	Utilities	3.950%		03/30/2028			95,000.00	95,719.00	40,000.00	40,303.00		135,000	136,022
National Rural Utilities Cooperative Finance	Utilities	4.750%		04/30/2043	μ		145,000.00	148,834.00	65,000.00	66,719.00		210,000	215,553	μ
National Rural Utilities Cooperative Finance	Utilities	5.250%		04/20/2046	μ		85,000.00	90,562.00	45,000.00	47,945.00		130,000	138,507	μ
New York State Electric & Gas 144A	Utilities	3.250%		12/01/2026	#				60,000.00	58,501.00		60,000	58,501	#
NV Energy	Utilities	6.250%		11/15/2020			115,000.00	124,171.00	65,000.00	70,183.00		180,000	194,354
Pennsylvania Electric	Utilities	5.200%		04/01/2020			10,000.00	10,344.00	5,000.00	5,172.00		15,000	15,516
Perusahaan Listrik Negara 144A	Utilities	4.125%		05/15/2027	#		200,000.00	192,793.00				200,000	192,793	#
Public Service Co. of New Hampshire	Utilities	3.500%		11/01/2023			95,000.00	96,017.00	50,000.00	50,535.00		145,000	146,552
Public Service Co. of Oklahoma	Utilities	5.150%		12/01/2019			385,000.00	398,292.00				385,000	398,292
Sempra Energy	Utilities	2.900%		02/01/2023			205,000.00	200,693.00	90,000.00	88,109.00		295,000	288,802
Southwestern Electric Power	Utilities	3.850%		02/01/2048			150,000.00	142,811.00	25,000.00	23,802.00		175,000	166,613
Trans-Allegheny Interstate Line 144A	Utilities	3.850%		06/01/2025	#		50,000.00	50,362.00	30,000.00	30,217.00		80,000	80,579	#
															0

								5,607,490		2,218,664	0		7,826,154
Total Corporate Bonds								44,990,211		16,973,523	0		61,963,734

Loan Agreements						1.28%
CityCenter Holdings Tranche B 1st Lien	Loan	4.377%	(LIBOR03M + 2.50%)	04/18/2024	●		249,372.00	250,794.00	99,749.00	100,318.00		349,121	351,112	●
First Data 1st Lien	Loan	4.122%	(LIBOR03M + 2.25%)	04/26/2024	●		321,164.00	322,050.00	241,344.00	242,010.00		562,508	564,060	●
Flying Fortress Holdings	Loan	4.052%	(LIBOR03M + 1.75%)	10/30/2022	●		345,000.00	346,817.00				345,000	346,817	●
HCA	Loan	3.398%	(LIBOR03M + 1.75%)	03/18/2023	●		261,491.00	262,892.00	147,397.00	148,187.00		408,888	411,079	●
Houghton International 1st Lien	Loan	4.877%	(LIBOR03M + 3.00%)	12/20/2019	●		620,613.00	622,164.00	336,363.00	337,203.00		956,976	959,367	●
Republic of Angola	Loan	8.032%	(LIBOR06M + 6.25%)	12/16/2023	=●		191,250.00	174,037.00	131,250.00	119,437.00		322,500	293,474	=●
Sprint Communications Tranche B 1st Lien	Loan	4.438%	(LIBOR03M + 2.50%)	02/02/2024	●		292,050.00	292,461.00	128,700.00	128,881.00		420,750	421,342	●
Stars Group Holdings Tranche B 1st Lien	Loan	5.802%	(LIBOR03M + 3.50%)	08/01/2021	●		249,359.00	250,902.00	99,744.00	100,361.00		349,103	351,263	●
UPC Financing Partnership Tranche AR 1st Lien	Loan	4.277%	(LIBOR03M + 2.50%)	01/15/2026	●		250,000.00	251,071.00	100,000.00	100,429.00		350,000	351,500	●
Zekelman Industries 1st Lien	Loan	4.999%	(LIBOR03M + 2.75%)	06/14/2021	●		249,369.00	251,021.00	99,747.00	100,408.00		349,116	351,429	●

Total Loan Agreements								3,024,209		1,377,234	0		4,401,443

Municipal Bonds						0.29%
Bay Area, California Toll Authority (Build America Bonds)	Series S3	6.907%		10/01/2050			125,000.00	187,511.00	60,000.00	90,005.00		185,000	277,516
California State Various Purposes (Build America Bonds)		7.550%		04/01/2039			80,000.00	122,120.00	50,000.00	76,325.00		130,000	198,445
Commonwealth of Massachusetts	Series C	5.000%		10/01/2025					5,000.00	5,906.00		5,000	5,906
New Jersey Turnpike Authority (Build America Bonds)	Series A	7.102%		01/01/2041			70,000.00	100,446.00	35,000.00	50,223.00		105,000	150,669
Oregon State Taxable Pension		5.892%		06/01/2027			200,000.00	236,452.00				200,000	236,452
South Carolina Public Service Authority	Series D	4.770%		12/01/2045			40,000.00	43,638.00	20,000.00	21,819.00		60,000	65,457
Texas Water Development Board (2016 State Water Implementation)	Series A	5.000%		10/15/2045					20,000.00	22,507.00		20,000	22,507
Texas Water Development Board (2016 State Water Implementation)	Series B	5.000%		10/15/2046					45,000.00	51,549.00		45,000	51,549

								690,167		318,334	0		1,008,501

Non-Agency Asset-Backed Securities						1.68%
American Express Credit Account Master Trust	Series 2017-2 A	2.227%	(LIBOR01M + 0.45%)	09/16/2024	●		200,000.00	201,812.00	135,000.00	136,223.00		335,000	338,035	●
American Express Credit Account Master Trust	Series 2017-5 A	2.157%	(LIBOR01M + 0.38%)	02/18/2025	●		845,000.00	850,650.00	370,000.00	372,474.00		1,215,000	1,223,124	●
Avis Budget Rental Car Funding AESOP	Series 2014-1A A 144A	2.460%		07/20/2020	#		200,000.00	199,229.00				200,000	199,229	#
Capital One Multi-Asset Execution Trust	Series 2016-A1 A1	2.227%	(LIBOR01M + 0.45%)	02/15/2022	●				90,000.00	90,279.00		90,000	90,279	●
Chase Issuance Trust	Series 2017-A1 A	2.077%	(LIBOR01M + 0.30%)	01/18/2022	●				100,000.00	100,269.00		100,000	100,269	●
Citibank Credit Card Issuance Trust	Series 2014-A6 A6	2.150%		07/15/2021					200,000.00	198,899.00		200,000	198,899
CNH Equipment Trust	Series 2016-B A2B	2.177%	(LIBOR01M + 0.40%)	10/15/2019	●		1,631.00	1,631.00	653.00	653.00		2,284	2,284	●	2,284
Discover Card Execution Note Trust	Series 2014-A1 A1	2.207%	(LIBOR01M + 0.43%, Floor 0.43%)	07/15/2021	●		200,000.00	200,487.00				200,000	200,487	●
Discover Card Execution Note Trust	Series 2017-A5 A5	2.377%	(LIBOR01M + 0.60%)	12/15/2026	●		100,000.00	100,858.00	100,000.00	100,858.00		200,000	201,716	●
Golden Credit Card Trust	Series 2014-2A A 144A	2.227%	(LIBOR01M + 0.45%)	03/15/2021	#●		100,000.00	100,239.00				100,000	100,239	#●
HOA Funding	Series 2014-1A A2 144A	4.846%		08/20/2044	#		139,500.00	135,966.00	46,500.00	45,322.00		186,000	181,288	#	181,288	181,288
Mercedes-Benz Master Owner Trust	Series 2016-AA A 144A	2.357%	(LIBOR01M + 0.58%)	05/15/2020	#●		100,000.00	100,060.00	100,000.00	100,060.00		200,000	200,120	#●
Navistar Financial Dealer Note Master Owner Trust II	Series 2016-1 A 144A	3.222%	(LIBOR01M + 1.35%)	09/27/2021	#●		60,000.00	60,273.00	25,000.00	25,114.00		85,000	85,387	#●
New Residential Mortgage Loan Trust	Series 2017-6A A1 144A	4.000%		08/27/2057	#●		90,204.00	91,582.00				90,204	91,582	#●
Nissan Master Owner Trust Receivables	Series 2017-B A	2.207%	(LIBOR01M + 0.43%)	04/18/2022	●		1,000,000.00	1,004,294.00				1,000,000	1,004,294	●
PFS Financing	Series 2018-A A 144A	2.177%	(LIBOR01M + 0.40%)	02/15/2022	#●		100,000.00	99,997.00				100,000	99,997	#●
Towd Point Mortgage Trust	Series 2015-5 A1B 144A	2.750%		05/25/2055	#●		55,145.00	54,709.00	55,145.00	54,709.00		110,290	109,418	#●
Towd Point Mortgage Trust	Series 2015-6 A1B 144A	2.750%		04/25/2055	#●		60,392.00	59,743.00	60,392.00	59,743.00		120,784	119,486	#●
Towd Point Mortgage Trust	Series 2017-1 A1 144A	2.750%		10/25/2056	#●		77,075.00	76,220.00				77,075	76,220	#●
Towd Point Mortgage Trust	Series 2017-2 A1 144A	2.750%		04/25/2057	#●		82,176.00	81,578.00				82,176	81,578	#●
Towd Point Mortgage Trust	Series 2018-1 A1 144A	3.000%		01/25/2058	#●		98,249.00	97,725.00				98,249	97,725	#●
Verizon Owner Trust	Series 2016-2A A 144A	1.680%		05/20/2021	#		1,000,000.00	988,724.00				1,000,000	988,724	#
															0	0

Total Non-Agency Asset-Backed Securities								4,505,777		1,284,603	0		5,790,380

Non-Agency Collateralized Mortgage Obligations						0.70%
Bank of America Alternative Loan Trust	Series 2005-6 7A1	5.500%		07/25/2020			1,384.00	1,314.00	396.00	375.00		1,780	1,689
Credit Suisse First Boston Mortgage Securities	Series 2005-5 6A3	5.000%		07/25/2035			36,718.00	36,674.00	24,157.00	24,128.00		60,875	60,802			60,802
JPMorgan Mortgage Trust	Series 2006-S1 1A1	6.000%		04/25/2036			49,210.00	52,212.00	34,533.00	36,640.00		83,743	88,852
JPMorgan Mortgage Trust	Series 2014-2 B1 144A	3.424%		06/25/2029	#●		71,120.00	70,506.00	71,120.00	70,506.00		142,240	141,012	#●
JPMorgan Mortgage Trust	Series 2014-2 B2 144A	3.424%		06/25/2029	#●		71,120.00	70,050.00	71,120.00	70,050.00		142,240	140,100	#●
JPMorgan Mortgage Trust	Series 2014-IVR6 2A4 144A	2.500%		07/25/2044	#●		100,000.00	100,070.00	100,000.00	100,070.00		200,000	200,140	#●		200,140
JPMorgan Mortgage Trust	Series 2015-1 B1 144A	2.717%		12/25/2044	#●		194,984.00	194,192.00	194,984.00	194,192.00		389,968	388,384	#●		388,384
JPMorgan Mortgage Trust	Series 2015-4 B1 144A	3.624%		06/25/2045	#●		93,895.00	92,285.00	93,895.00	92,285.00		187,790	184,570	#●		184,570
JPMorgan Mortgage Trust	Series 2015-4 B2 144A	3.624%		06/25/2045	#●		93,895.00	90,416.00	93,895.00	90,416.00		187,790	180,832	#●		180,832
JPMorgan Mortgage Trust	Series 2015-5 B2 144A	2.889%		05/25/2045	#●		96,250.00	94,640.00	96,250.00	94,640.00		192,500	189,280	#●
JPMorgan Mortgage Trust	Series 2015-6 B1 144A	3.616%		10/25/2045	#●		93,477.00	91,127.00	93,477.00	91,127.00		186,954	182,254	#●		182,254
JPMorgan Mortgage Trust	Series 2015-6 B2 144A	3.616%		10/25/2045	#●		93,477.00	88,856.00	93,477.00	88,856.00		186,954	177,712	#●
New Residential Mortgage Loan Trust	Series 2016-4A A1 144A	3.750%		11/25/2056	#●		73,710.00	74,404.00				73,710	74,404	#●		74,404
New Residential Mortgage Loan Trust	Series 2017-1A A1 144A	4.000%		02/25/2057	#●		76,757.00	78,251.00				76,757	78,251	#●		78,251
New Residential Mortgage Loan Trust	Series 2017-2A A4 144A	4.000%		03/25/2057	#●		76,561.00	77,485.00				76,561	77,485	#●
Sequoia Mortgage Trust	Series 2014-2 A4 144A	3.500%		07/25/2044	#●		32,744.00	32,667.00	29,767.00	29,697.00		62,511	62,364	#●
Sequoia Mortgage Trust	Series 2015-1 B2 144A	3.875%		01/25/2045	#●		41,633.00	41,969.00	23,130.00	23,316.00		64,763	65,285	#●
Sequoia Mortgage Trust	Series 2017-4 A1 144A	3.500%		07/25/2047	#●		88,991.00	88,224.00				88,991	88,224	#●
Wells Fargo Mortgage-Backed Securities Trust	Series 2006-2 3A1	5.750%		03/25/2036					6,392.00	6,281.00		6,392	6,281			6,281	6,281
Wells Fargo Mortgage-Backed Securities Trust	Series 2006-AR5 2A1	4.045%		04/25/2036	●		11,686.00	11,077.00	6,150.00	5,830.00		17,836	16,907	●		16,907

Total Non-Agency Collateralized Mortgage Obligations								1,386,419		1,018,409	0		2,404,828

Non-Agency Commercial Mortgage-Backed Securities						2.50%
Banc of America Commercial Mortgage Trust	Series 2017-BNK3 B	3.879%		02/15/2050	●		240,000.00	240,037.00	100,000.00	100,016.00		340,000	340,053	●
Banc of America Commercial Mortgage Trust	Series 2017-BNK3 C	4.352%		02/15/2050	●		240,000.00	240,177.00	100,000.00	100,074.00		340,000	340,251	●
Citigroup Commercial Mortgage Trust	Series 2014-GC25 A4	3.635%		10/10/2047			115,000.00	116,593.00	65,000.00	65,900.00		180,000	182,493
Citigroup Commercial Mortgage Trust	Series 2015-GC27 A5	3.137%		02/10/2048			135,000.00	132,756.00	75,000.00	73,753.00		210,000	206,509
Citigroup Commercial Mortgage Trust	Series 2016-P3 A4	3.329%		04/15/2049			95,000.00	93,974.00	45,000.00	44,514.00		140,000	138,488
Citigroup Commercial Mortgage Trust	Series 2017-C4 A4	3.471%		10/12/2050			125,000.00	123,869.00	55,000.00	54,502.00		180,000	178,371
COMM Mortgage Trust	Series 2013-CR6 AM 144A	3.147%		03/10/2046	#		95,000.00	93,892.00	45,000.00	44,475.00		140,000	138,367	#
COMM Mortgage Trust	Series 2014-CR19 A5	3.796%		08/10/2047			70,000.00	71,796.00	30,000.00	30,770.00		100,000	102,566
COMM Mortgage Trust	Series 2014-CR20 AM	3.938%		11/10/2047			215,000.00	219,413.00	130,000.00	132,668.00		345,000	352,081
COMM Mortgage Trust	Series 2015-3BP A 144A	3.178%		02/10/2035	#		300,000.00	295,599.00	200,000.00	197,066.00		500,000	492,665	#
COMM Mortgage Trust	Series 2015-CR23 A4	3.497%		05/10/2048			150,000.00	150,343.00	25,000.00	25,057.00		175,000	175,400
DB-JPM Mortgage Trust	Series 2016-C1 A4	3.276%		05/10/2049			175,000.00	172,557.00	80,000.00	78,883.00		255,000	251,440
DB-JPM Mortgage Trust	Series 2016-C3 A5	2.890%		09/10/2049			210,000.00	200,303.00	90,000.00	85,844.00		300,000	286,147
DB-UBS Mortgage Trust	Series 2011-LC1A C 144A	5.699%		11/10/2046	#●		130,000.00	137,158.00	100,000.00	105,506.00		230,000	242,664	#●
GRACE Mortgage Trust	Series 2014-GRCE A 144A	3.369%		06/10/2028	#		100,000.00	101,053.00				100,000	101,053	#
GRACE Mortgage Trust	Series 2014-GRCE B 144A	3.520%		06/10/2028	#		200,000.00	199,419.00				200,000	199,419	#
GS Mortgage Securities Corp. II	Series 2018-GS9 A4	3.992%		03/10/2051			500,000.00	516,647.00				500,000	516,647
GS Mortgage Securities Trust	Series 2014-GC24 A5	3.931%		09/10/2047			150,000.00	154,761.00	80,000.00	82,539.00		230,000	237,300
GS Mortgage Securities Trust	Series 2015-GC32 A4	3.764%		07/10/2048			70,000.00	71,388.00	35,000.00	35,694.00		105,000	107,082
GS Mortgage Securities Trust	Series 2017-GS6 A3	3.433%		05/10/2050			350,000.00	347,221.00	150,000.00	148,809.00		500,000	496,030
JPM-BB Commercial Mortgage Securities Trust	Series 2015-C33 A4	3.770%		12/15/2048			480,000.00	489,715.00	215,000.00	219,352.00		695,000	709,067
JPM-DB Commercial Mortgage Securities Trust	Series 2016-C2 A4	3.144%		06/15/2049			185,000.00	180,113.00	85,000.00	82,754.00		270,000	262,867
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2005-CB11 E	5.548%		08/12/2037	●		40,000.00	40,476.00	25,000.00	25,298.00		65,000	65,774	●
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2013-LC11 B	3.499%		04/15/2046			85,000.00	83,491.00	40,000.00	39,290.00		125,000	122,781
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2015-JP1 A5	3.914%		01/15/2049			85,000.00	87,487.00	40,000.00	41,170.00		125,000	128,657
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2016-JP2 A4	2.822%		08/15/2049			120,000.00	113,865.00	50,000.00	47,444.00		170,000	161,309
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2016-JP3 B	3.397%		08/15/2049	●		40,000.00	38,441.00	20,000.00	19,220.00		60,000	57,661	●
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2016-WIKI A 144A	2.798%		10/05/2031	#		50,000.00	49,294.00	20,000.00	19,718.00		70,000	69,012	#
JPMorgan Chase Commercial Mortgage Securities Trust	Series 2016-WIKI B 144A	3.201%		10/05/2031	#		80,000.00	79,079.00	35,000.00	34,597.00		115,000	113,676	#
LB-UBS Commercial Mortgage Trust	Series 2006-C6 AJ	5.452%		09/15/2039	●		102,412.00	81,138.00	53,901.00	42,704.00		156,313	123,842	●
Morgan Stanley Bank of America Merrill Lynch Trust	Series 2014-C17 A5	3.741%		08/15/2047			90,000.00	91,846.00	40,000.00	40,821.00		130,000	132,667
Morgan Stanley Bank of America Merrill Lynch Trust	Series 2015-C23 A4	3.719%		07/15/2050			285,000.00	289,469.00	145,000.00	147,274.00		430,000	436,743
Morgan Stanley Bank of America Merrill Lynch Trust	Series 2015-C26 A5	3.531%		10/15/2048			120,000.00	120,377.00	65,000.00	65,204.00		185,000	185,581
Morgan Stanley Bank of America Merrill Lynch Trust	Series 2016-C29 A4	3.325%		05/15/2049			85,000.00	83,941.00	40,000.00	39,502.00		125,000	123,443
Morgan Stanley Capital I Trust	Series 2006-HQ10 B	5.448%		11/12/2041	●		200,000.00	189,881.00	200,000.00	189,881.00		400,000	379,762	●
Wells Fargo Commercial Mortgage Trust	Series 2014-LC18 A5	3.405%		12/15/2047					15,000.00	14,973.00		15,000	14,973
Wells Fargo Commercial Mortgage Trust	Series 2015-NXS3 A4	3.617%		09/15/2057			165,000.00	166,120.00	80,000.00	80,543.00		245,000	246,663
Wells Fargo Commercial Mortgage Trust	Series 2016-BNK1 A3	2.652%		08/15/2049			140,000.00	131,393.00	65,000.00	61,004.00		205,000	192,397

Total Non-Agency Commercial Mortgage-Backed Securities								5,995,082		2,616,819	0		8,611,901

Regional Bonds ∆				0.06%
Australia
Queensland Treasury 144A	2.750%	08/20/2027	#		AUD	161,000.00	120,259.00	75,000.00	56,021.00		236,000	176,280	#
Queensland Treasury 144A	3.250%	07/21/2028	#		AUD	39,000.00	30,268.00				39,000	30,268	#

Total Regional Bonds							150,527		56,021	0		206,548

Sovereign Bonds ∆					0.75%
Argentina					0.03%
Argentine Republic Government International Bond	5.625%		01/26/2022				45,000.00	45,765.00	45,000.00	45,765.00		90,000	91,530
								45,765		45,765	0		91,530
Australia					0.07%
Australia Government Bond	3.750%		04/21/2037			AUD	205,000.00	174,926.00	83,000.00	70,824.00		288,000	245,750
								174,926		70,824	0		245,750

Azerbaijan					0.04%
Republic of Azerbaijan International Bond 144A	3.500%		09/01/2032	#			150,000.00	126,370.00				150,000	126,370	#
								126,370		0	0		126,370

Bermuda					0.06%
Bermuda Government International Bond 144A	3.717%		01/25/2027	#			200,000.00	196,000.00				200,000	196,000	#
								196,000		0	0		196,000

Japan					0.44%
Japan Bank For International Cooperation	2.514%	(LIBOR03M + 0.57%)	02/24/2020	●			1,060,000.00	1,067,530.00	440,000.00	443,126.00		1,500,000	1,510,656	●
								1,067,530		443,126	0		1,510,656

Mongolia					0.06%
Mongolia Government International Bond 144A	5.625%		05/01/2023	#			200,000.00	197,825.00				200,000	197,825	#
								197,825		0	0		197,825

New Zealand					0.01%
New Zealand Government Bond	4.500%		04/15/2027			NZD	29,000.00	23,938.00				29,000	23,938
								23,938		0	0		23,938

Sri Lanka					0.06%
Sri Lanka Government International Bond 144A	5.750%		01/18/2022	#			200,000.00	202,711.00				200,000	202,711	#
								202,711		0	0		202,711

Total Sovereign Bonds								2,035,065		559,715	0		2,594,780

Supranational Banks					0.02%
International Bank for Reconstruction & Development	4.625%		10/06/2021			NZD	22,000.00	16,912.00	25,000.00	19,218.00		47,000	36,130
International Finance	3.625%		05/20/2020			NZD	13,000.00	9,629.00	11,000.00	8,148.00		24,000	17,777

Total Supranational Banks								26,541		27,366	0		53,907

U.S. Treasury Obligations					3.47%
US Treasury Bond	3.000%		02/15/2048				250,000.00	250,919.00	155,000.00	155,570.00		405,000	406,489
US Treasury Floating Rate Note	1.748%	(USBMMY03M + 0.00%)	01/31/2020	●			5,875,000.00	5,869,200.00	3,800,000.00	3,796,248.00		9,675,000	9,665,448	●
US Treasury Notes	2.625%		02/28/2023				910,000.00	912,558.00	30,000.00	30,084.00		940,000	942,642
US Treasury Notes	2.750%		02/15/2028				485,000.00	484,948.00	445,000.00	444,952.00		930,000	929,900

Total U.S. Treasury Obligations								7,517,625		4,426,854	0		11,944,479

Preferred Stock					0.58%
General Electric	5.000%			μψ			191,000.00	189,329.00	78,000.00	77,317.00		269,000	266,646	μψ
Henkel & Co.	1.520%						1,090.00	143,284.00	220.00	28,920.00		1,310	172,204
Integrys Holding	6.000%			μ			3,550.00	93,631.00	3,500.00	92,313.00		7,050	185,944	μ
Morgan Stanley	5.550%			μψ			25,000.00	25,807.00	10,000.00	10,323.00		35,000	36,130	μψ
US Bancorp	3.500%	(LIBOR03M + 1.02%)		ψ●			600.00	553,500.00	400.00	369,000.00		1,000	922,500	ψ●
USB Realty 144A	2.867%	(LIBOR03M + 1.147%)		#ψ●			100,000.00	90,375.00				100,000	90,375	#ψ●
Vedanta	7.500%						103,816.00	15,838.00	25,876.00	3,948.00		129,692	19,786
Volkswagen	1.260%						1,250.00	249,142.00	250.00	49,828.00		1,500	298,970

Total Preferred Stock								1,360,906		631,649	0		1,992,555

Short-Term Investments					3.22%
Discount Note≠					0.38%
Federal Home Loan Bank	0.799%		04/03/2018						162,560.00	162,553.00		162,560	162,553
Federal Home Loan Bank	0.800%		04/03/2018				1,160,920.00	1,160,867.00				1,160,920	1,160,867
								1,160,867		162,553	0		1,323,420

Repurchase Agreements					1.85%
Bank of America Merrill Lynch 1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase price $913,203
(collateralized by US government obligations 1.50%-3.75%
11/15/18-8/15/44; market value $931,290)							702,170.00	702,170.00	210,859.00	210,859.00		913,029	913,029
Bank of Montreal 1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase price $2,739,574
(collateralized by US government obligations 0.00%-2.875%
8/16/18-8/15/47; market value $2,793,869)							2,106,511.00	2,106,511.00	632,576.00	632,576.00		2,739,087	2,739,087
BNP Paribas 1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase price $2,693,357
(collateralized by US government obligations 0.00%-3.625%
5/31/18-11/15/45; market value $2,746,690)							2,070,939.00	2,070,939.00	621,894.00	621,894.00		2,692,833	2,692,833
								4,879,620		1,465,329	0		6,344,949

U.S. Treasury Obligations≠					0.99%
US Treasury Bills	1.007%		04/05/2018				1,376,789.00	1,376,603.00	393,789.00	393,735.00		1,770,578	1,770,338
US Treasury Bills	1.350%		04/12/2018				1,408,886.00	1,408,248.00	231,657.00	231,552.00		1,640,543	1,639,800

								2,784,851		625,287	0		3,410,138
Total Short-Term Investments								8,825,338		2,253,169	0		11,078,507

Total Value of Securities					100.00%			$ 266,746,622		$ 77,150,608	$ -		$ 343,897,230		343,897,230

Total Investments at Cost								$ 222,283,528		$ 68,511,684	$ -		$ 290,795,212

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At March 31, 2018, the aggregate value of Rule 144A securities was $36,011,604, which represents 10.79% of the Fund's net assets. See Note 10 in "Pro forma notes to financial statements."

♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

X Emerging Markets - developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
= The value of this securitywas determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Pro forma notes to financial statements."

≠ The rate shown is the effective yield at the time of purchase.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
Σ Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ No contractual maturity date.
† Non-income producing security.
● Variable rate investment.Rates reset periodically. Rates shown reflect the rate in effect at March 31,2018.For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time.

These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2018:[1]

Delaware Foundation Moderate Allocation Fund

Foreign Currency Exchange Contracts

	Contracts to		Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation	Depreciation
BNP	AUD (240,728)	USD 184,853	5/18/2018	$ -	$ (49)
BNYM	AUD (600)	USD 460	4/3/2018	-	(1)
BNYM	EUR (257,696)	USD 318,376	4/3/2018	1,183	-
BNYM	HKD 243,460	USD (31,027)	4/3/2018	-	-
BNYM	HKD 389,437	USD (49,626)	4/4/2018	7	-
BNYM	NOK (1,036,814)	USD 132,320	4/4/2018	29	-
Total Foreign Currency Exchange Contracts				$ 1,219	$ (50)

Delaware Foundation Conservative Allocation Fund

Foreign Currency Exchange Contracts

	Contracts to		Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation	Depreciation
BNP	AUD (175,333)	USD 134,638	5/18/2018	$ -	$ (36)
BNYM	AUD (1,350)	USD 1,035	4/3/2018	-	(2)
BNYM	EUR (48,036)	USD 59,347	4/3/2018	221	-
BNYM	HKD 60,865	USD (7,756)	4/3/2018	-	-
BNYM	HKD 124,620	USD (15,880)	4/4/2018	2	-
BNYM	NOK (197,984)	USD 25,267	4/4/2018	6	-
Total Foreign Currency Exchange Contracts				$ 229	$ (38)

Delaware Foundation Moderate Allocation Fund Pro Forma Combined

Foreign Currency Exchange Contracts

	Contracts to		Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation	Depreciation
BNP	AUD (416,061)	USD 319,491	5/18/2018	$ -	$ (85)
BNYM	AUD (1,950)	USD 1,495	4/3/2018	-	(3)
BNYM	EUR (305,732)	USD 377,723	4/3/2018	1,404	-
BNYM	HKD 304,325	USD (38,783)	4/3/2018	-	-
BNYM	HKD 514,057	USD (65,506)	4/4/2018	9	-
BNYM	NOK (1,234,798)	USD 157,587	4/4/2018	35	-
Total Foreign Currency Exchange Contracts				$ 1,448	$ (88)

Delaware Foundation Moderate Allocation Fund

Futures Contracts

				Value/
	Notional	Notional	Expiration	Unrealized
Contracts to Buy (Sell)	Amount	Cost (Proceeds)	Date	Depreciation
(14) Long Gilt	$ (2,412,430)	$ (2,367,788)	6/28/2018	$ (44,642)
(58) U.S. Treasury 5 yr Notes	(6,638,734)	(6,616,367)	7/2/2018	(22,367)
(108) U.S. Treasury 10 yr Notes	(13,083,188)	(12,987,320)	6/20/2018	(95,868)
(15) U.S. Treasury 10 yr Ultra Notes	(1,947,891)	(1,907,184)	6/21/2018	(40,707)
(18) U.S. Treasury Long Bond	(2,639,250)	(2,578,449)	6/21/2018	(60,801)
Total Futures Contracts		$ (26,457,108)		$ (264,385)

Delaware Foundation Conservative Allocation Fund

Futures Contracts

				Value/
	Notional	Notional	Expiration	Unrealized
Contracts to Buy (Sell)	Amount	Cost (Proceeds)	Date	Depreciation
(6) Long Gilt	$ (1,033,899)	$ (1,014,766)	6/28/2018	$ (19,133)
(26) U.S. Treasury 5 yr Notes	(2,975,984)	(2,965,958)	7/2/2018	(10,026)
(44) U.S. Treasury 10 yr Notes	(5,330,188)	(5,291,179)	6/20/2018	(39,009)
(4) U.S. Treasury 10 yr Ultra Notes	(519,437)	(508,582)	6/21/2018	(10,855)
(8) U.S. Treasury Long Bond	(1,173,000)	(1,145,821)	6/21/2018	(27,179)
Total Futures Contracts		$ (10,926,306)		$ (106,202)

Delaware Foundation Moderate Allocation Fund Pro Forma Combined

Futures Contracts

				Value/
	Notional	Notional	Expiration	Unrealized
Contracts to Buy (Sell)	Amount	Cost (Proceeds)	Date	Depreciation
(20) Long Gilt	$ (3,446,329)	$ (3,382,554)	6/28/2018	$ (63,775)
(84) U.S. Treasury 5 yr Notes	(9,614,718)	(9,582,325)	7/2/2018	(32,393)
(152) U.S. Treasury 10 yr Notes	(18,413,376)	(18,278,499)	6/20/2018	(134,877)
(19) U.S. Treasury 10 yr Ultra Notes	(2,467,328)	(2,415,766)	6/21/2018	(51,562)
(26) U.S. Treasury Long Bond	(3,812,250)	(3,724,270)	6/21/2018	(87,980)
Total Futures Contracts		$ (37,383,414)		$ (370,587)

Delaware Foundation Moderate Allocation Fund

Swap Contracts
CDS Contracts[2]

Counterparty/				Upfront		Variation
Reference Obligation/				Payments		Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due to
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Broker
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	3,192,750	5.00%	$ (227,995)	$ (179,189)	$ (48,806)	$ (12,059)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.29[6] 6/20/23-Quarterly	2,750,000	1.00%	49,387	50,610	(1,223)	-
Total CDS Contracts			$ (178,608)	$ (128,579)	$ (50,029)	$ (12,059)

IRS Contracts[7]

Reference Obligation/						Variation
Termination Date/		Fixed / Floating				Margin
Payment Frequency/		Interest Rate		Unrealized	Unrealized	Due to
(Fixed Rate / Floating Rate)	Notional Amount[3]	Paid (Received) [8]	Value	Appreciation[4]	Depreciation[4]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/Quarterly)	2,105,000	2.066%/(1.694%)	$ 49,459	$ 49,459	$ -	$ (753)
7 yr IRS 6/14/24-(Semiannually/Quarterly)	6,405,000	1.993%/(2.107%)	265,421	265,421	-	(5,385)
7 yr IRS 2/5/25-(Semiannually/Quarterly)	8,910,000	2.773%/(1.787%)	(6,968)	-	(6,968)	(10,122)
10 yr IRS 6/7/27-(Semiannually/Quarterly)	4,615,000	2.117%/(2.292%)	246,852	246,852	-	(7,529)
30 yr IRS 6/27/47-(Semiannually/Quarterly)	430,000	2.388%/(2.292%)	39,333	39,333	-	(1,843)
Total IRS Contracts			$ 594,097	$ 601,065	$ (6,968)	$ (25,632)

Delaware Foundation Conservative Allocation Fund

Swap Contracts
CDS Contracts[2]

Counterparty/				Upfront		Variation
Reference Obligation/				Payments		Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due to
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Broker
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	1,529,550	5.00%	$ (109,225)	$ (85,844)	$ (23,381)	$ (5,777)

IRS Contracts[7]

Reference Obligation/						Variation
Termination Date/		Fixed / Floating				Margin
Payment Frequency/		Interest Rate		Unrealized	Unrealized	Due to
(Fixed Rate / Floating Rate)	Notional Amount[3]	Paid (Received) [8]	Value	Appreciation[4]	Depreciation[4]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/Quarterly)	355,000	2.066%/(1.694%)	$ 8,341	$ 8,341	$ -	$ (127)
7 yr IRS 6/14/24-(Semiannually/Quarterly)	3,080,000	1.993%/(2.107%)	127,634	127,634	-	(2,590)
7 yr IRS 2/5/25-(Semiannually/Quarterly)	4,540,000	2.773%/(1.787%)	(3,550)	-	(3,550)	(5,157)
10 yr IRS 6/7/27-(Semiannually/Quarterly)	1,690,000	2.117%/(2.292%)	90,396	90,396	-	(2,757)
Total IRS Contracts			$ 222,821	$ 226,371	$ (3,550)	$ (10,631)

Delaware Foundation Moderate Allocation Fund Pro Forma Combined

Swap Contracts
CDS Contracts[2]

Counterparty/				Upfront		Variation
Reference Obligation/				Payments		Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due to
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Broker
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	4,722,300	5.00%	$ (337,220)	$ (265,033)	$ (72,187)	$ (17,836)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.29[6] 6/20/23-Quarterly	2,750,000	1.00%	49,387	50,610	(1,223)	-
Total CDS Contracts			$ (287,833)	$ (214,423)	$ (73,410)	$ (17,836)

IRS Contracts[7]

Reference Obligation/						Variation
Termination Date/		Fixed / Floating				Margin
Payment Frequency/		Interest Rate		Unrealized	Unrealized	Due to
(Fixed Rate / Floating Rate)	Notional Amount[3]	Paid (Received) [8]	Value	Appreciation[4]	Depreciation[4]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/Quarterly)	2,460,000	2.066%/(1.694%)	$ 57,800	$ 57,800	$ -	$ (880)
7 yr IRS 6/14/24-(Semiannually/Quarterly)	9,485,000	1.993%/(2.107%)	393,055	393,055	-	(7,975)
7 yr IRS 2/5/25-(Semiannually/Quarterly)	13,450,000	2.773%/(1.787%)	(10,518)	-	(10,518)	(15,279)
10 yr IRS 6/7/27-(Semiannually/Quarterly)	6,305,000	2.117%/(2.292%)	337,248	337,248	-	(10,286)
30 yr IRS 6/27/47-(Semiannually/Quarterly)	430,000	2.388%/(2.292%)	39,333	39,333	-	(1,843)
Total IRS Contracts			$ 816,918	$ 827,436	$ (10,518)	$ (36,263)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these pro forma financial statements.  The notional amounts and foreign currency exchange contracts presented represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 7 in "Pro forma notes to financial statements."
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index).  Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts.  Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts.

Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts.  The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
[3]Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.
[4]Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(126,951).
[5]Markit's CDX.NA.HY Index, is composed of 100 of the most liquid North American entiries with high yield credit ratings that trade in the CDS market.
[6]Markit's CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Phillippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.
7An IRS agreement is an exchange of interest rates between counterparties.  Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts.  Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]Rates reset based on LIBOR03M.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM - Adjusted Rate Mortgage
AUD − Australian Dollar
BADLARPP − Argentina Term Deposit Rate
BB − Barclays Bank
BNP − BNP Paribas
BNYM − BNY Mellon
CDO − Collateralized Debt Obligation
CDS - Credit Default Swap
CDX.EM − Credit Default Swap Index Emerging Markets
CDX.NA.HY − Credit Default Swap Index North America High Yield
CLO − Collateralized Loan Obligation
CVA – Dutch Certificate
DB − Deutsche Bank
EAFE − Europe Australasia Far East
ETF − Exchange-Traded Fund
EUR − European Monetary Unit
FREMF − Freddie Mac Multifamily
FTSE − Financial Times Stock Exchange
GDR – Global Depositary Receipts
GNMA - Government National Mortgage Association
GS − Goldman Sachs
HKD − Hong Kong Dollar
HSBC − Hong Kong Shanghai Bank
ICE − Intercontinental Exchange
IRS − Interest Rate Swap
JPM − JPMorgan
LB − Lehman Brothers
LIBOR − London Interbank Offered Rate
LIBOR01M − ICE LIBOR USD 1 Month
LIBOR03M − ICE LIBOR USD 3 Month
LIBOR06M − ICE LIBOR USD 6 Month
LIBOR12M − ICE LIBOR USD 12 Month
MSCI − Morgan Stanley Capital International
NOK − Norwegian Krone
NZD − New Zealand Dollar
PJSC − Private Joint Stock Company
REIT − Real Estate Investment Trust
REMIC − Real Estate Mortgage Investment Conduit
S&P − Standard & Poor's Financial Services LLC
S.F. – Single Family
TBA – To be announced
USBMMY03M − US Treasury 3 Months Bill Money Market Yield
USD − US Dollar
yr – Year

(A)As of June 22, 2018, substantially all of the securities held by the Acquired Fund would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.  All of the Acquired Fund's securities may be held by the Acquired Fund; however, due to the Acquired Fund's more conservative investment strategy, a limited number of securities, which is currently anticipated to be less than 4% of the post-reorganization combined portfolio, may need to be sold in order to ensure that, post-reorganization, the Acquiring Fund does not exceed its strategic policy ranges for particular asset classes as described in the Prospectus.

See Pro Forma Notes to Financial Statements

Statements of assets and liabilities
Delaware Foundation® Moderate Allocation Fund
PRO FORMA COMBINED
As of March 31, 2018
(Unaudited)	Delaware	Delaware			Delaware
	Foundation Moderate Allocation Fund	Foundation Conservative Allocation Fund	Pro Forma Adjustments		Foundation Moderate Allocation Fund Pro Forma Combined
Assets: Investments, at value[1]	$ 266,746,622	$ 77,150,608	$ -		$ 343,897,230
Foreign currencies, at value[2]	556,645	118,629			675,274
Cash	777,766	239,433			1,017,199
Cash collateral due from brokers	703,212	333,034			1,036,246
Receivable for securities sold	7,472,176	2,480,645			9,952,821
Dividends and interest receivable	1,154,669	393,098			1,547,767
Foreign tax reclaims receivable	221,014	51,744			272,758
Upfront payments paid on credit default swap contracts	50,610	0			50,610
Receivable for fund shares sold	43,014	385,626			428,640
Swap payments receivable	41,396	17,648			59,044
Unrealized appreciation on foreign currency exchange contracts	1219	229	0		1,448
Total assets	$277,768,343	$81,170,694	$0		$358,939,037
Liabilities:
Payable for securities purchased	17,905,513	5,348,814			23,254,327
Payable for fund shares redeemed	319,978	371,240			691,218
Swap payments payable	130,797	52,580			183,377
Variation margin due to broker on futures contracts	54,215	22,090			76,305
Variation margin due to broker on centrally cleared interest rate swap contracts	25,632	10,631			36,263
Variation margin due to broker on centrally cleared credit default swap contracts	12,059	5,777			17,836
Other accrued expenses	167,374	105,413			272,787
Investment management fees payable to affiliates	131,823	12,472			144,295
Distribution fees payable to affiliates	54,254	27,309			81,563
Audit and tax fees payable	5,733	5,733			11,466
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,329	1,254			5,583
Trustees' fees and expenses payable	1,547	447			1,994
Accounting and administration expenses payable to affiliates	1,181	583			1,764
Legal fees payable to affiliates	1,047	757			1,804
Reports and statements to shareholders expenses payable to affiliates	203	59			262
Transactions costs payable	0	0	58,666	*	58,666
Upfront payments received on credit default swap contracts	179,189	85,844			265,033
Unrealized depreciation on over-the-counter credit default swap contracts	1,223	0			1,223
Unrealized depreciation on foreign currency exchange contracts	50	38	0		88
Total liabilities	18,996,147	6,051,041	58,666		25,105,854
Total Net Assets	$ 258,772,196	$ 75,119,653	$117,332		$ 333,833,183

Net Assets Consist of:

Paid-in capital	$ 206,169,519	$ 65,423,459	$ -		$ 271,592,978
Undistributed (distributions in excess of) net investment income	(154,116)	6,392	(58,666)	*	(206,390)
Accumulated net realized gain on investments	8,099,918	992,129			9,092,047
Net unrealized appreciation of investments	44,463,094	8,638,924			53,102,018
Net unrealized appreciation of foreign currencies	4,374	826			5,200
Net unrealized appreciation of foreign currency exchange contracts	1,169	191			1,360
Net unrealized depreciation of futures contracts	(264,385)	(106,202)			(370,587)
Net unrealized appreciation of swap contracts	452,623	163,934	0		616,557
Total Net Assets	$ 258,772,196	$ 75,119,653	$ (58,666)		$ 333,833,183
* Adjustment reflects the costs of the transaction to be incurred by the Funds.
Net Asset Value
Class A:
Net assets	$ 172,750,238	$ 41,095,712	$ (35,629)		$ 213,810,321
Shares of beneficial interest outstanding, unlimited authorization, no par	15,079,227	4,295,535	(709,318)		18,665,444
Net asset value per share	$ 11.46	$ 9.57			$ 11.45
Sales charge	5.75%	5.75%			5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 12.16	$ 10.15			$ 12.15
Class C:
Net assets	$ 21,096,195	$ 20,913,826	(10,557)		$ 41,999,464
Shares of beneficial interest outstanding, unlimited authorization, no par	1,841,520	2,179,748	(354,653)		3,666,615
Net asset value per share	$ 11.46	$ 9.59			$ 11.45
Class R:
Net assets	$ 1,579,889	$ 1,418,062	(733)		$ 2,997,218
Shares of beneficial interest outstanding, unlimited authorization, no par	138,529	148,250	(23,945)		262,834
Net asset value per share	$ 11.40	$ 9.57			$ 11.40
Institutional Class:
Net assets	$ 63,345,874	$ 11,692,053	(11,747)		$ 75,026,180
Shares of beneficial interest outstanding, unlimited authorization, no par	5,526,239	1,219,154	(199,432)		6,545,961
Net asset value per share	$ 11.46	$ 9.59			$ 11.46

[1]Investments, at cost	$ 222,283,528	$ 68,511,684			$ 290,795,212
[2]Foreign currencies, at cost	557,131	118,715			675,846
See accompanying Pro Forma notes, which are an integral part of the financial statements.

Statements of operations
Delaware Foundation® Moderate Allocation Fund
PRO FORMA COMBINED
As of March 31, 2018
(Unaudited)

	Delaware Foundation® Moderate Allocation	Delaware Foundation Conservative Allocation			Delaware Foundation® Moderate Allocation
	Fund	Fund	Pro Forma Adjustments		Fund

Investment Income:
Interest	$ 4,360,782	$ 1,831,207	$ -		$ 6,191,989
Dividends	3,541,151	745,877			4,287,028
Foreign tax withheld	(175,460)	(36,200)	0		(211,660)
	7,726,473	2,540,884	0		10,267,357
Expenses:
Management fees	1,714,976	515,594			2,230,570
Distribution expenses − Class A	415,161	107,157			522,318
Distribution expenses − Class C	220,013	225,682			445,695
Distribution expenses − Class R	8,455	9,835			18,290
Dividend disbursing and transfer agent fees and expenses	241,842	99,914			341,756
Custodian fees	82,005	58,508	(52,112)	A	88,401
Accounting and administration expenses	77,542	38,047	(21,090)	A	94,499
Reports and statements to shareholders expenses	68,212	26,219	(3,994)	A, B	90,437
Audit and tax fees	63,728	66,776	(62,368)	A, B	68,136
Registration fees	60,373	59,873	(59,693)	A	60,553
Legal fees	52,629	18,241	20,833	B	91,703
Trustees' fees and expenses	12,067	3,619			15,686
Other	93,307	82,311	(79,686)	A	95,932
	3,110,310	1,311,776	258,110		4,163,976
Less expenses waived	(100,952)	(256,361)	286,078	C	(71,235)
Less expenses paid indirectly	(2,610)	(794)	0		(3,404)
Total operating expenses	3,006,748	1,054,621	27,968		4,089,337
Net Investment Income	4,719,725	1,486,263	(27,968)		6,178,020
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,691,666	2,922,629			15,614,295
Foreign currencies	69,983	22,269			92,252
Foreign currency exchange contracts	(65,550)	(25,080)			(90,630)
Futures contracts	(417,946)	(150,323)			(568,269)
Swap contracts	116674	98799	0		215,473
Net realized gain	12,394,827	2,868,294	0		15,263,121
Net change in unrealized appreciation (depreciation) of:
Investments[1]	3,563,233	295,792			3,859,025
Foreign currencies	14,332	3,696			18,028
Foreign currency exchange contracts	922	130			1,052
Futures contracts	(135,663)	(55,619)			(191,282)
Swap contracts	605429	226252	0		831,681
Net change in unrealized appreciation (depreciation)	4,048,253	470,251	0		4,518,504
Net Realized and Unrealized Gain	16,443,080	3,338,545	0		19,781,625
Net Increase in Net Assets Resulting from Operations	$21,162,805	$4,824,808	$27,968		$25,959,645
1 Includes decrease in capital gains taxes accrued.	$ 4,237	$ 873			$5,110
AAdjustment to eliminate duplicative fees and/or services by merging the Funds.
BAdjustment reflects transaction costs to be incurred by Delaware Foundation Moderate Allocation Fund.
C In addition to the fee waiver/fee reimbursement currently in place for the Delaware Foundation Moderate Allocation Fund (Fund), DMC has contractually agreed to cap (Expense Cap) the net expenses of the combined Fund for at least one year after the closing date of the Transaction in order to ensure that the combined Fund's total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations

  (collectively "non-routine expenses")) do not exceed, in an aggregate amount, 0.90% of the average daily net assets of the combined Fund.  For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund's Board and DMC.
See accompanying Pro Forma notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund
Pro Forma Notes to Financial Statements
March 31, 2018 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers two funds: Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund. These financial statements and the related notes pertain to the Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund"). The Trust is an open-end investment company. The Acquiring Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Acquiring Fund is to seek capital appreciation with current income as a secondary objective.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the acquisition of substantially all the assets of Delaware Foundation Conservative Allocation Fund (the "Acquired Fund" and, with the Acquiring Fund, the "Funds") by the Acquiring Fund (such acquisition, the "Transaction").

Under the terms of the Agreement and Plan of Reorganization relating to the Transaction, the Transaction will be accounted for by a method of accounting for tax-free mergers of investment companies.  The Transaction would be accomplished by an acquisition of substantially all of the assets of the Acquired Fund in exchange for common shares of the Acquiring Fund of equivalent aggregate net asset value.

The pro forma statement of assets and liabilities and the pro forma schedule of investments are calculated as if the Transaction had taken place as of April 1, 2018, and the pro forma statement of operations is calculated for the twelve months ended March 31, 2018 as if the Transaction had occurred at the beginning of such period.  The holdings of the Acquired Fund comply with the investment restrictions and guidelines of the Acquiring Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Foundation Moderate Allocation Fund and Foundation Conservative Allocation Fund included in their annual report dated March 31, 2018 or Statement of Additional Information dated July 28, 2017, as supplemented.

Following the Transaction, the Acquiring Fund will be the surviving entity for legal, fund accounting and performance purposes.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Acquiring Fund.

Security Valuation— Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq),are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price, or if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Acquiring Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Acquiring Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Acquiring Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  Whenever such a significant event occurs, the Acquiring Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Acquiring Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Acquiring Fund evaluates tax positions taken or expected to be taken in the course of preparing the Acquiring Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Acquiring Fund's tax positions taken on or to be taken on the Acquiring Fund's federal income tax returns for all open tax years (years ended Sept. 30, 2014–March 31, 2017), and has concluded that no provision for federal income tax is required in the Acquiring Fund's financial statements.  In regard to foreign taxes only, the Acquiring Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Acquiring Fund. If applicable, Acquiring Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the "Statements of operations."

Class Accounting – Investment income and common expenses are allocated to the various classes of the Acquiring Fund on the basis of "settled shares" of each class in relation to the net assets of the Acquiring Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Acquiring Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Acquiring Fund may purchase certain US government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Acquiring Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 29, 2018, and matured the next business day.

To Be Announced Trades (TBA)— The Acquiring Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Acquiring Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Acquiring Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Acquiring Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Acquiring Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Acquiring Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the "Statements of operations" under "Net realized gain (loss) on foreign currencies." For foreign equity securities, these changes are included on the "Statements of operations" under "Net realized and unrealized gain (loss) on investments."  The Acquiring Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates— The Acquiring Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Acquiring Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other— Expenses directly attributable to the Acquiring Fund are charged directly to the Acquiring Fund. Other expenses common to various funds within the Delaware Funds by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes.

Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.  Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Acquiring Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Acquiring Fund's understanding of the applicable country's tax rules and rates.  The Acquiring Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Acquiring Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Acquiring Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included on the "Statement of operations" under "Custodian fees" with the corresponding offset included under "Less expense paid indirectly."

The Acquiring Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included on the "Statement of operations" under "Dividend disbursing and transfer agent fees and expenses" with the corresponding expense offset included under "Less expense paid indirectly."

3. Additional Valuation Information
US GAAP defines fair value as the price that the Acquiring Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Acquiring Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 − Significant unobservable inputs, including the Acquiring Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Acquiring Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of the Funds' investments by fair value hierarchy levels as of March 31, 2018:

Acquired Fund
	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 22,437,652	$ -	$ 22,437,652
Corporate Debt	-	16,973,523	-	16,973,523

Foreign Debt	-	643,102	-	643,102
Loan Agreements1	-	1,257,797	119,437	1,377,234
Municipal Bonds	-	318,334	-	318,334
Common Stock				-
Consumer Discretionary	1,828,428	1,245,830	-	3,074,258
Consumer Staples	1,202,366	956,111	-	2,158,477
Energy	1,259,548	627,277	-	1,886,825
Financials	2,481,826	1,142,795	-	3,624,621
Healthcare	2,339,079	953,788	-	3,292,867
Industrials	2,060,696	1,140,359	-	3,201,055
Information Technology	4,396,801	504,648	-	4,901,449
Materials	647,975	374,714	-	1,022,689
Real Estate	2,523,751	74,713	-	2,598,464
Telecommunication Services	809,682	152,252	-	961,934
Utilities	240,308	24,911	-	265,219
Exchange-Traded Funds	1,101,233	-	-	1,101,233
Preferred Stock[1]	372,948	258,701	-	631,649
US Treasury Obligations	-	4,426,854	-	4,426,854
Short-Term Investments	-	2,253,169	-	2,253,169
Total Value of Securities	$ 21,264,641	$ 55,766,530	$ 119,437	$ 77,150,608
Derivatives:[2]
Assets:
Foreign Currency Exchange
Contracts	$ -	$ 229	$ -	$ 229
Swap Contracts	-	226,371	-	226,371
Liabilities:
Foreign Currency Exchange
Contracts	-	(38)	-	(38)
Futures Contracts	(106,202)		-	(106,202)
Swap Contracts	-	(56,997)	-	(56,997)

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	-	91.33%	8.67%	100.00%
Preferred Stock	59.04%	40.96%	-	100.00%
[2]Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Acquiring Fund
	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 54,705,989	$ -	$ 54,705,989
Corporate Debt	-	44,990,211	-	44,990,211
Foreign Debt	-	2,212,133	-	2,212,133
Loan Agreements1	-	2,850,172	174,037	3,024,209
Municipal Bonds	-	690,167	-	690,167
Common Stock				-
Consumer Discretionary	9,328,821	6,316,293	-	15,645,114
Consumer Staples	6,039,865	4,840,475	-	10,880,340
Energy	6,439,422	3,214,926	-	9,654,348
Financials	12,647,533	5,841,267	-	18,488,800
Healthcare	11,874,353	4,841,935	-	16,716,288
Industrials	10,775,120	5,791,118	-	16,566,238
Information Technology	22,079,024	2,590,554	-	24,669,578
Materials	3,303,417	1,908,329	-	5,211,746
Real Estate	12,951,459	369,884	-	13,321,343
Telecommunication Services	4,137,793	739,901	-	4,877,694
Utilities	1,178,243	128,358	-	1,306,601
Exchange-Traded Funds	6,081,954	-	-	6,081,954
Preferred Stock[1]	569,338	791,568	-	1,360,906
US Treasury Obligations	-	7,517,625	-	7,517,625
Short-Term Investments	-	8,825,338	-	8,825,338
Total Value of Securities	$ 107,406,342	$ 159,166,243	$ 174,037	$ 266,746,622
Derivatives:[2]
Assets:
Foreign Currency Exchange
Contracts	$ -	$ 1,219	$ -	$ 1,219
Swap Contracts	-	601,065	-	601,065
Liabilities:
Foreign Currency Exchange
Contracts	-	(50)	-	(50)
Futures Contracts	(264,385)		-	(264,385)
Swap Contracts	-	(56,997)	-	(56,997)

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	-	94.25%	5.75%	100.00%
Preferred Stock	41.84%	58.16%	-	100.00%
[2]Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Acquiring Fund Pro Forma Combining
	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 77,143,641	$ -	$ 77,143,641
Corporate Debt	-	61,963,734	-	61,963,734
Foreign Debt	-	2,855,235	-	2,855,235
Loan Agreements1	-	4,107,969	293,474	4,401,443
Municipal Bonds	-	1,008,501	-	1,008,501
Common Stock
Consumer Discretionary	11,157,249	7,562,123	-	18,719,372
Consumer Staples	7,242,231	5,796,586	-	13,038,817
Energy	7,698,970	3,842,203	-	11,541,173
Financials	15,129,359	6,984,062	-	22,113,421
Healthcare	14,213,432	5,795,723	-	20,009,155
Industrials	12,835,816	6,931,477	-	19,767,293
Information Technology	26,475,825	3,095,202	-	29,571,027
Materials	3,951,392	2,283,043	-	6,234,435
Real Estate	15,475,210	444,597	-	15,919,807
Telecommunication Services	4,947,475	892,153	-	5,839,628
Utilities	1,418,551	153,269	-	1,571,820
Exchange-Traded Funds	7,183,187	-	-	7,183,187
Preferred Stock[1]	942,286	1,050,269	-	1,992,555
US Treasury Obligations	-	11,944,479	-	11,944,479
Short-Term Investments	-	11,078,507	-	11,078,507
Total Value of Securities	$ 128,670,983	$ 214,932,773	$ 293,474	$ 343,897,230
Derivatives:[2]
Assets:
Foreign Currency Exchange
Contracts	$ -	$ 1,448	$ -	$ 1,448
Swap Contracts	-	827,436	-	827,436
Liabilities:
Foreign Currency Exchange
Contracts	-	(88)	-	(88)
Futures Contracts	(370,587)	-	-	(370,587)

Swap Contracts	-	(113,994)	-	(113,994)

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	-	93.33%	6.67%	100.00%
Preferred Stock	47.29%	52.71%	-	100.00%
[2]Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

The securities that have been valued at zero on the "Schedules of investments" are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the Fund's portfolio was categorized as Level 2.

During the twelve months ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Acquiring Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Acquiring Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 2, international fair value pricing of securities in the Acquiring Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Acquiring Fund's NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Acquiring Fund's NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Acquiring Fund's policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Acquiring Fund's net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Acquiring Fund's net assets at the end of the year.

4. Allocation of Transaction Costs
The total costs of the Transaction between Delaware Foundation® Conservative Allocation Fund and Delaware Moderate Allocation Fund are estimated to be $88,000.  The costs of the Transaction, including costs of mailing the Prospectus/Information Statement, will be shared by the following parties in the percentages indicated: 33.3% by the Acquired Fund, 33.3% by the Acquiring Fund and 33.30% by Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust.

5. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Acquiring Fund pays DMC, the Acquiring Fund's investment manager, an annual fee which is calculated daily and paid monthly at the rate 0.65% on the first $500 million of average daily net assets of the Acquiring Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Acquiring Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.90% of average daily net assets of the Acquiring Fund from April 1, 2017 through July 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Acquiring Fund and may only be terminated by agreement of DMC and the Acquiring Fund.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Acquiring Fund. For these services, DMC, not the Acquiring Fund, pay JSP fees based on the aggregate average daily net assets of Acquiring Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Acquiring Fund. For these services, DIFSC's fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative NAV basis. Effective Sept. 1, 2017, the Acquiring Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC's fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). The Acquiring Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the "Statements of operations" under "Accounting and administration expenses."

DIFSC is also the transfer agent and dividend disbursing agent of the Acquiring Fund. For these services, DIFSC's fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the "Statements of operations" under "Dividend disbursing and transfer agent fees and expenses."

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Acquiring Fund and are also included on the "Statements of operations" under "Dividend disbursing and transfer agent fees and expenses."

Pursuant to a distribution agreement and distribution plan, the Acquiring Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Acquiring Fund's Class A shares that went into effect on June 1, 1992. The Acquiring Fund's Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Acquiring Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Acquiring Fund. These amounts are included on the "Statements of operations" under "Legal fees."

Trustees' fees include expenses accrued by the Acquiring Fund for each Trustee's retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the twelve month period ended March 31, 2018, were executed by the Acquiring Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board.

6. Line of Credit
The Acquiring Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on the weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Acquiring Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

7. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts—The Acquiring Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Acquiring Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Acquiring Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Acquiring Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss.  When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Acquiring Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Acquiring Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Acquiring Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Acquiring Fund's exposure to the counterparty.

Futures Contracts—A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Acquiring Fund may use futures contracts in the normal course of pursuing their respective investment objective. The Acquiring Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Acquiring Fund deposits cash or pledges US government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Acquiring Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Acquiring Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Acquiring Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts— The Acquiring Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. The Acquiring Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Acquiring Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Acquiring Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor's Financial Services LLC (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Acquiring Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Acquiring Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Acquiring Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Acquiring Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Acquiring Fund and the counterparty and by the posting of collateral by the counterparty to the Acquiring Fund to cover the Acquiring Funds exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Acquiring Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

The Acquiring Fund may enter into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Acquiring Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Acquiring Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Acquiring Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Acquiring Funds exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Acquiring Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the "Pro forma schedule of investments."

8. Offsetting
The Acquiring Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Acquiring Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Acquiring Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Acquiring Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Acquiring Fund did not offset derivative assets and derivative liabilities that are subject to netting arrangements on the "Statements of assets and liabilities."

9. Securities Lending
The Acquiring Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Acquiring Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund.  The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Acquiring Fund or, at the discretion of the lending agent, replace the loaned securities. The Acquiring Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Acquiring Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Acquiring Fund receives loan premiums paid by the borrower.  With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Acquiring Fund, the security lending agent, and the borrower.  The Acquiring Fund records security lending income net of allocations to the security lending agent and the borrower.

The Acquiring Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund's cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

10. Credit and Market Risk
Some countries in which the Acquiring Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Acquiring Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Acquiring Fund.

The Acquiring Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Acquiring Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Acquiring Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Acquiring Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Acquiring Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Acquiring Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Acquiring Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Acquiring Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Acquiring Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Acquiring Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Acquiring Fund may involve revolving credit facilities or other standby financing commitments that obligate the Acquiring Fund to pay additional cash on a certain date or on demand. These commitments may require the Acquiring Fund to increase its investment in a company at a time when the Acquiring Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Acquiring Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Acquiring Fund may pay an assignment fee. On an ongoing basis, the Acquiring Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Acquiring Fund may be required to rely upon another lending institution to collect and pass on to the Acquiring Fund amounts payable with respect to the loan and to enforce the Acquiring Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Acquiring Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Acquiring Fund.

The Acquiring Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Acquiring Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Acquiring Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Acquiring Fund's limitation on investments in illiquid securities.

Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Acquiring Fund's 15% limit on investments in illiquid securities. Rule 144A securities held by the Acquiring Fund have been identified on the "Schedules of investments."

11. Contractual Obligations
The Acquiring Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Acquiring Fund's maximum exposure under these arrangements is unknown. However, the Acquiring Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Acquiring Fund's existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Acquiring Fund's financial statements.

PART C
(Delaware Group® Foundation Funds)
 N-14
OTHER INFORMATION
Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 27, 2015.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the Charter of the Registrant as now in effect;
		(a)	Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.
			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.
			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 18, 2009.
			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 25, 2009.
			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 28, 2015.
		(b)	Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 29, 2005.
(2)
Copies of the existing By-Laws or corresponding instruments of the Registrant; Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 28, 2015.

	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant; Not Applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a)
Form of Plan of Reorganization by the Registrant on behalf of its series Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund, is filed herewith as Exhibit A to the Prospectus/Information Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;  None other than those contained in Exhibits (1) and (2).

(6)	Copies all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.

(i) Executed Amendment No. 1 (April 15, 2013) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.
(2)
Executed Sub-Advisory Agreement (June 1, 2016) between Jackson Square Partners, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) relating to each Fund incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

(3)
Executed Investment Advisory Expense Limitation Letter (July 24, 2017) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.

(ii) Executed Amendment No. 3 (September 25, 2014) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.
	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed January 27, 2012.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed January 27, 2012.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed January 27, 2012.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such;
Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to the Registrant's registration statement on Form N-14 filed December 15, 2008.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

(b)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.
(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.
(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant's directors describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 25, 2016) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.
(i)
Updated Appendix A (April 3, 2017) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (May 23, 2018) relating to the Registrant attached as Exhibit EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	To be filed by amendment.
(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.
(ii) Executed Amendment No. 3 (April 15, 2013) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.

(iii) Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed July 29, 2016.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g];
(a) Consent of Independent Registered Public Accounting Firm (May 2018) attached as Exhibit No. EX-99.14.a.
	(15)	All financial statements omitted pursuant to Item 14(a)(l); Not Applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Powers of Attorney (May 18, 2018) attached as Exhibit EX-99.16.a.
	(17)	Any additional exhibits which the registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

(b) Jackson Square Partners, LLC Code of Ethics (October 2014) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed July 29, 2016.
Item 17.	Undertakings.
(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 25th day of June, 2018.

DELAWARE GROUP FOUNDATION FUNDS

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:
Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	June 25, 2018
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	June 25, 2018
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	June 25, 2018
Ann D. Borowiec

Joseph W. Chow	*	Trustee	June 25, 2018
Joseph W. Chow

John A. Fry	*	Trustee	June 25, 2018
John A. Fry

Lucinda S. Landreth	*	Trustee	June 25, 2018
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	June 25, 2018
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	June 25, 2018
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	June 25, 2018
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	June 25, 2018
Richard Salus		(Principal Financial Officer)

*By:	/s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, DC 20549
EXHIBITS
TO
 FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Foundation Funds N-14)
Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel (May 23, 2018) relating to the Registrant
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (May 2018)
EX-99.16.a	Powers of Attorney (May 18, 2018)